As filed with the Securities and Exchange Commission on November 29, 2004

  File No. 33-9504
  File No. 811-4878

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ®

  POST-EFFECTIVE AMENDMENT NO. 43  ☒

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ®

  AMENDMENT NO. 45  ☒

  SEI INSTITUTIONAL MANAGED TRUST
(Exact Name of Registrant as Specified in Charter)

c/o CT Corporation
101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (800) 342-5734

Edward D. Loughlin
c/o SEI Investments Company
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Richard W. Grant, Esq. Morgan Lewis & Bockius LLP 1701 Market Street Philadelphia, Pennsylvania 19103	Thomas P. Lemke, Esq. Morgan Lewis & Bockius LLP 1111 Pennsylvania Avenue, N.W. Washington, D.C. 20004

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

  ®  Immediately upon filing pursuant to paragraph (b)
  ®  On [date] pursuant to paragraph (b) of Rule 485
  ®  60 days after filing pursuant to paragraph (a)(1)
  ☒  On January 31, 2005 pursuant to paragraph (a)(1)
  ®  75 days after filing pursuant to paragraph (a)(2)
  ®  On [date] pursuant to paragraph (a)(2)

  If appropriate check the following box:

  ®  This post-effective Amendment designates a new effective date for a previously filed post-effective Amendment.

SEI INSTITUTIONAL MANAGED TRUST

Class A Shares

PROSPECTUS

January 31, 2005

LARGE CAP VALUE FUND

LARGE CAP GROWTH FUND

TAX-MANAGED LARGE CAP FUND

LARGE CAP DISCIPLINED EQUITY FUND

SMALL CAP VALUE FUND

SMALL CAP GROWTH FUND

TAX-MANAGED SMALL CAP FUND

SMALL/MID CAP EQUITY FUND

MID-CAP FUND

REAL ESTATE FUND

MANAGED VOLATILITY FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:

ALLIANCE CAPITAL MANAGEMENT L.P.

ANALYTIC INVESTORS, INC.

ARONSON+JOHNSON+ORTIZ, LP

ARTISAN PARTNERS LIMITED PARTNERSHIP

BLACKROCK ADVISORS, INC.

DAVID J. GREENE AND COMPANY, LLC

DELAWARE MANAGEMENT COMPANY

ENHANCED INVESTMENT TECHNOLOGIES, LLC

FRANKLIN PORTFOLIO ASSOCIATES, LLC

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

INTEGRITY ASSET MANAGEMENT, LLC

LEE MUNDER INVESTMENTS, LTD.

LSV ASSET MANAGEMENT

MARTINGALE ASSET MANAGEMENT, L.P.

MAZAMA CAPITAL MANAGEMENT, INC.

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MCKINLEY CAPITAL MANAGEMENT INC.

MONTAG & CALDWELL, INC.

PARAMETRIC PORTFOLIO ASSOCIATES

PEREGRINE CAPITAL MANAGEMENT, INC.

QUANTITATIVE MANAGEMENT ASSOCIATES LLC

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

WELLINGTON MANAGEMENT COMPANY, LLP

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

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About This Prospectus

The SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class A Shares of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Disciplined Equity, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Equity, Mid-Cap, Real Estate and Managed Volatility Funds that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return that is common to each of the Funds.  For more detailed information about the Funds, please see:

Page
LARGE CAP VALUE FUND	XXX
LARGE CAP GROWTH FUND	XXX
TAX-MANAGED LARGE CAP FUND	XXX
LARGE CAP DISCIPLINED EQUITY FUND	XXX
SMALL CAP VALUE FUND	XXX
SMALL CAP GROWTH FUND	XXX
TAX-MANAGED SMALL CAP FUND	XXX
SMALL/MID CAP EQUITY FUND	XXX
MID-CAP FUND	XXX
REAL ESTATE FUND	XXX
MANAGED VOLATILITY FUND	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISERS	XXX
PURCHASING, SELLING AND EXCHANGING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	BACK COVER

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ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund.  Some Funds may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, an asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles:  asset allocation, portfolio structure, the use of managers, and continuous portfolio management.  Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC’s investment philosophy.  SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class.  SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund.  These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes.  Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal.  Each Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds’ assets in a way that they believe will help the Funds achieve their goals.  SIMC acts as “manager of managers” for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds’ investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds’ Board.  Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal.  SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance.  In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments.  A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade.  The estimated level of volatility for

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each Fund is set forth in the Fund Summaries that follow.  The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

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LARGE CAP VALUE FUND

Fund Summary

Investment Goal:	Long-term growth of capital and income
Share Price Volatility:	Medium to high
Principal Investment Strategy:	Utilizing multiple sub-advisers that manage in a value style, the Fund invests in high quality income-producing U.S. common stocks or large companies

Investment Strategy

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies.  The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion.  The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1995	37.75%
1996	20.45%
1997	36.74%
1998	11.35%
1999	4.93%
2000	5.74%
2001	-3.49%
2002	-17.84%
2003	29.45%
2004	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2004 to those of the Frank Russell 1000 Value Index.

Large Cap Value Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Frank Russell 1000 Value Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class A Shares is April 20, 1987.  Prior to October 3, 1994, the Fund was advised by a different investment adviser and performance for that period is not shown.  Index returns shown from October 31, 1994.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Frank Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s distributor each waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Large Cap Value Fund — Class A Shares	X.XX%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Large Cap Value Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

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LARGE CAP GROWTH FUND

Fund Summary

Investment Goal:	Capital appreciation
Share Price Volatility:	Medium to high
Principal Investment Strategy:	Utilizing multiple sub-advisers that manage in a growth style, the Fund invests in large cap U.S. common stocks

Investment Strategy

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies.  The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion.  The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

9

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1995	35.50%
1996	22.70%
1997	34.76%
1998	38.80%
1999	34.20%
2000	-19.41%
2001	-26.50%
2002	-29.24%
2003	25.33%
2004	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2004 to those of the Frank Russell 1000 Growth Index.

Large Cap Growth Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Frank Russell 1000 Growth Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class A Shares is December 20, 1994.  Index returns shown from December 31, 1994.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Frank Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios.

10

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s distributor each waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Large Cap Growth Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Large Cap Growth Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

11

TAX-MANAGED LARGE CAP FUND

Fund Summary

Investment Goal:	High long-term after-tax returns
Share Price Volatility:	Medium to high
Principal Investment Strategy:	Utilizing multiple sub-advisers, the Fund seeks long-term capital appreciation while minimizing the current tax impact on shareholders by buying and holding undervalued large cap U.S. common stocks

Investment Strategy

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies.  The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments.  Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.   Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

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In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that large capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class A Shares from year to year for six years. The performance information shown is based on full calendar years.

1999	18.48%
2000	-12.42%
2001	-12.37%
2002	-23.22%
2003	27.81%
2004	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2004 to those of the Frank Russell 1000 Index.

Tax-Managed Large Cap Fund — Class A	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
Frank Russell 1000 Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class A Shares is March 5, 1998.  Index returns shown from March 31, 1998.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

**                        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Frank Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s distributor each waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Tax-Managed Large Cap Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Tax-Managed Large Cap Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

15

LARGE CAP DISCIPLINED EQUITY FUND

Fund Summary

Investment Goal:	Capital appreciation
Share Price Volatility:	Medium to high
Principal Investment Strategy:	Utilizing multiple sub-advisers, the Fund invests in common stocks and other equity securities

Investment Strategy

Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity securities of large companies.  These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (S&P 500 Index) (between $XX million and $XX billion as of December 31, 2004). The Fund may also engage in short sales.

The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund uses a multi-manager approach, relying on Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Overall, the Fund utilizes one or more Sub-Advisers who rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities. The Fund also may utilize one or more additional Sub-Advisers who manage in a complementary style with the objective to seek to add value over the S&P 500 Index while maintaining a similar level of volatility to the S&P 500 Index.

The Sub-Advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio’s volatility.  The Sub-Advisers may also use these instruments and techniques for non-hedging purposes.  The Sub-Advisers may engage in short sales in an amount up to 20% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers.  When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers.  This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

16

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index.  Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate.  There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate.  In addition, some derivative instruments are subject to counterparty risk.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.  The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. Although many of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies.  The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and is one of the tools the Sub-Advisers use to manage the Fund’s price volatility.  However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment  or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an

17

ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Performance Information

[As of January 31, 2005, the Fund had not commenced operations, and did not have a performance history.]

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class A Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.62	%*
Total Annual Fund Operating Expenses	1.02	%**

*          Other expenses are based on estimated amounts for the current fiscal year.

**        The Fund’s total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s administrator and/or distributor are voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level.  The Fund’s administrator and/or distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund’s actual total operating expenses are expected to be as follows:

Large Cap Disciplined Equity Fund — Class A Shares	0.85%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

18

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Large Cap Disciplined Equity Fund — Class A Shares	$104	$325

19

SMALL CAP VALUE FUND

Fund Summary

Investment Goal:	Capital appreciation
Share Price Volatility:	High
Principal Investment Strategy:	Utilizing multiple sub-advisers that manage in a value style, the Fund invests in common stocks of smaller U.S. companies

Investment Strategy

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index.  The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital among other factors.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

20

In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

21

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1995	18.21%
1996	22.13%
1997	35.11%
1998	-2.84%
1999	-6.99%
2000	23.13%
2001	12.43%
2002	-11.64%
2003	42.79%
2004	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2004 to those of the Frank Russell 2000 Value Index.

Small Cap Value Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Frank Russell 2000 Value Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class A Shares is December 20, 1994.  Index returns shown from December 31, 1994.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Frank Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 largest U.S. companies out of the 3,000 largest U.S. companies with lower growth rates and price-to-book ratios.

22

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s distributor each waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Small Cap Value Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Small Cap Value Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

23

SMALL CAP GROWTH FUND

Fund Summary

Investment Goal:	Long-term capital appreciation
Share Price Volatility:	High
Principal Investment Strategy:	Utilizing multiple sub-advisers that manage in a growth style, the Fund invests in common stocks of smaller U.S. companies

Investment Strategy

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index.  The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

24

In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

25

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1995	39.93%
1996	19.14%
1997	8.38%
1998	5.59%
1999	75.22%
2000	-12.41%
2001	-12.45%
2002	-33.74%
2003	56.00%
2004	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2004 to those of the Frank Russell 2000 Growth Index.

Small Cap Growth Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Frank Russell 2000 Growth Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class A Shares is April 20, 1992.  Index returns shown from April 30, 1992.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Frank Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

26

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s distributor each waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Small Cap Growth Fund — Class A Shares	1.10%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Small Cap Growth Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

27

TAX-MANAGED SMALL CAP FUND

Fund Summary

Investment Goal:	High long-term after-tax returns
Share Price Volatility:	High
Principal Investment Strategy:	Utilizing multiple sub-advisers, the Fund seeks long-term capital appreciation while minimizing the current tax impact on shareholders by buying and holding undervalued small cap U.S. common stocks

Investment Strategy

Under normal circumstances, the Tax-Managed Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $XX million and $XX billion as of December 31, 2004).  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments.  Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.  Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity

28

in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

29

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for four years.  The performance information shown is based on full calendar years.

2001	-2.96%
2002	-19.12%
2003	48.70%
2004	X.XX %
Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2004 to those of the Frank Russell 2500 Index.

Tax-Managed Small Cap Fund — Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
Frank Russell 2500 Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class A Shares is October 31, 2000.  Index returns shown from October 31, 2000.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Frank Russell 2500 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,500 smallest U.S. companies out of the 3,000 largest U.S. companies.

30

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s distributor each waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Tax-Managed Small Cap Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Tax-Managed Small Cap Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

31

SMALL/MID CAP EQUITY FUND

Fund Summary

Investment Goal:	Long-term capital appreciation
Share Price Volatility:	High
Principal Investment Strategy:	Utilizing multiple sub-advisers, the Fund invests in the common stocks and other equity securities of small to medium sized issuers

Investment Strategy

Under normal circumstances, the Small/Mid Cap Equity Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between $XX million and $XX billion as of December 31, 2004).  The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.   For example, the Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow or book value), and growth managers (i.e., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors).

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

32

In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that small to medium capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

The smaller and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap and medium cap stocks may be more volatile than those of larger companies.  Small cap stocks may be traded over the counter or listed on an exchange.

33

Performance Information

[As of January 31, 2005, the Fund had not commenced operations, and did not have a performance history.]

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(Expenses deducted from Fund assets)

	Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.62	%*
Total Annual Fund Operating Expenses	1.27	%**

*              Other expenses are based on estimated amounts for the current fiscal year.

**           The Fund’s total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and the Fund’s administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and the Fund’s administrator may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses are expected to be as follows:

Small/Mid Cap Equity Fund — Class A Shares	1.10%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Small/Mid Cap Equity Fund — Class A Shares	$129	$403

34

MID-CAP FUND

Fund Summary

Investment Goal:	Long-term capital appreciation
Share Price Volatility:	High
Principal Investment Strategy:	Utilizing a sub-adviser that manages in a core style, the Fund invests in mid-cap U.S. common stocks

Investment Strategy

Under normal circumstances, the Mid-Cap Fund will invest at least 80% of its net assets in equity securities of medium sized companies.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of between $500 million and $5 billion.  The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Sub-Adviser, in managing the Fund’s assets, selects stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that medium capitalization companies may underperform other segments of the equity markets or the equity markets as a whole.

35

The medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  Therefore, mid-cap stocks may be more volatile than those of larger companies.

36

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1995	23.04%
1996	26.66%
1997	31.88%
1998	3.30%
1999	8.95%
2000	4.92%
2001	1.10%
2002	-14.31%
2003	40.97%
2004	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2004 to those of the Frank Russell Mid-Cap Index.

Mid-Cap Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Frank Russell Mid-Cap Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class A Shares is February 16, 1993.  Index returns shown from February 28, 1993.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Frank Russell Mid-Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest U.S. companies.

37

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the the Fund’s distributor waived a portion of its fees in order to keep total operating expenses at a specified level.  The Fund’s distributor may discontinue all or part of this waiver at any time.  With this fee waiver, the Fund’s actual total operating expenses were as follows:

Mid-Cap Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Mid-Cap Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

38

REAL ESTATE FUND

Fund Summary

Investment Goal:	Total return, including current income and capital appreciation
Share Price Volatility:	Medium
Principal Investment Strategy:	Utilizing multiple sub-advisers, the Fund seeks above average total return, including current income and capital appreciation, by investing in real estate securities

Investment Strategy

Under normal circumstances, the Real Estate Fund will invest at least 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, convertible securities and preferred stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs)).  The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants.  In addition to these risks, REITs  and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property.  These factors may increase the volatility of the Fund’s investments in REITs or REOCs.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an

39

ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is subject to the risk that the securities of issuers in the real estate industry that the Fund purchases will underperform the other segments of the equity markets or the equity markets as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the real estate industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

40

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares for one year.  The performance information shown is based on a full calendar year.

2004	X.XX%

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2004 to those of the [                                                 ] Index.

Real Estate Fund — Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
[ ] Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class A Shares is November 13, 2003.  Index returns shown from November 30, 2003.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The [                            ] Index is a [       ].

41

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the current fiscal year were less than the amount shown above because the [Fund’s administrator and distributor] waived a portion of their fees in order to keep total operating expenses at a specified level.  [The Fund’s administrator and/or distributor] may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses were:

Real Estate Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Real Estate Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

42

Managed Volatility Fund

Fund Summary

Investment Goal:	Capital appreciation with less volatility than the broad U.S. equity markets
Share Price Volatility:	Medium
Principal Investment Strategy:

Utilizing multiple sub-advisers, the Fund invests in common stocks and other equity securities and employs a broad range of investment strategies intended to generate capital appreciation but with a lower level of volatility than the broad U.S. equity markets

Investment Strategy

The Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges.  These securities may include common stocks, preferred stocks, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales.

The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Each Sub-Adviser, in managing its portion of the Fund’s assets, employs various investment strategies intended to achieve returns similar to that of the broad U.S. equity markets but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weights securities based on their total expected risk and return, without regard to market capitalization and industry. The Sub-Advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio’s volatility.  The Sub-Advisers may also use these instruments and techniques for non-hedging purposes.  The Sub-Advisers may engage in short sales in an amount up to 20% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers.  When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers.  This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and

43

developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.  Although the Fund seeks to achieve returns similar to that of the broad U.S. equity markets but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective.  In fact, the Fund may have greater volatility than that of the broad U.S. equity markets.  The Fund is also subject to the risk that the equity securities the Fund invests in may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

The smaller and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions.  Although some of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Sub-Advisers may use long-only strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and is one of the tools the Sub-Advisers use to manage the Fund’s price volatility.  However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index.  Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate.  There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate.  In addition, some derivative instruments are subject to counterparty risk.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment  or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of

44

replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.  The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

45

Performance Information

The Fund commenced operation on [October 28, 2004].  Because the Fund did not have a full calendar year of performance as of December 31, 2004, performance results for the Fund have not been provided.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.60%*
Total Annual Fund Operating Expenses	1.25%**

*          Other expenses are based on estimated amounts for the current fiscal year.

**        The Fund’s total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s administrator and/or distributor are voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level.  The Fund’s administrator and/or distributor may discontinue all or part of this waiver at any time.  With this fee waiver, the Fund’s actual total operating expenses are expected to be as follows:

Managed Volatility Fund — Class A Shares	1.10%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Managed Volatility Fund — Class A Shares	$127	$397

46

More Information About Fund Investments

This prospectus describes the Funds’ primary investment strategies.  However, each Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions.  During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s objectives.  In addition, for temporary defensive purposes, the Small Cap Growth Fund may invest all or a portion of its assets in common stocks of larger, more established companies and in investment grade fixed income securities; and, when the Adviser or Sub-Adviser determines that market conditions warrant, the Mid-Cap Fund may invest all or a portion of its assets in equity securities of larger companies.  A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income.  Of course, there is no guarantee that any Fund will achieve its investment goal.

Investment Adviser and Sub-Advisers

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds.  As of December 31, 2004, SIMC had approximately $XX billion in assets under management.  For the fiscal year ended September 30, 2004, SIMC received investment advisory fees, as a percentage of each Fund’s net assets, at the following annual rates:

Large Cap Value Fund	X.XX	%*
Large Cap Growth Fund	X.XX	%*
Tax-Managed Large Cap Fund	X.XX	%*
Small Cap Value Fund	X.XX	%*
Small Cap Growth Fund	X.XX	%*
Tax-Managed Small Cap Fund	X.XX	%*
Mid-Cap Fund	X.XX	%
Real Estate Fund	X.XX	%

47

*          After fee waivers.

For the fiscal year ended September 30, 2004, the Large Cap Disciplined Equity, Small/Mid Cap Equity and Managed Volatility Funds were not in operation.  The Funds will pay SIMC investment advisory fees, as a percentage of each Fund’s net assets, at the following annual rates:

Large Cap Disciplined Equity Fund	0.40%
Small/Mid Cap Equity Fund	0.65%
Managed Volatility Fund	0.65%

48

Sub-Advisers and Portfolio Managers

Large Cap Value Fund:

Alliance Capital Management L.P.:  Sanford C. Bernstein (Bernstein), a unit of Alliance Capital Management L.P., located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Large Cap Value Fund.  Drew Demakis, Chief Investment Officer- Structured Equities, manages the portion of the Large Cap Value Fund’s assets allocated to Bernstein.  Mr. Demakis joined Bernstein in 1998.

Aronson+Johnson+Ortiz, LP:  Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Value Fund.  Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, Ph.D., Principal, Martha E. Ortiz, CFA, CIC, Principal, and Gina Marie N. Moore, CFA, CPA, Principal, serve as portfolio managers of the portion of the Large Cap Value Fund’s assets allocated to AJO.  Mr. Aronson founded AJO in 1984.  Ms. Ortiz, Mr. Johnson and Ms. Moore have been with AJO since 1987, 1993 and 1998, respectively.

Franklin Portfolio Associates, LLC:  Franklin Portfolio Associates, LLC (Franklin), located at One Boston Place, 29th Floor, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Large Cap Value Fund.  A team of investment professionals at Franklin, led by John Cone, manages the portion of the Large Cap Value Fund’s assets allocated to Franklin.  Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982.

LSV Asset Management:  LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Value Fund.  Josef Lakonishok, Robert Vishny and Menno Vermeulen serve as portfolio managers of the portion of the Large Cap Value Fund’s assets allocated to LSV.  They are all partners of LSV.  An affiliate of SIMC owns an interest in LSV.  SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Value Fund’s assets allocated to LSV.

Large Cap Growth Fund:

Goldman Sachs Asset Management, L.P.:  Goldman Sachs Asset Management, L.P. (Goldman Sachs), a business unit of the Investment Management Division of Goldman, Sachs & Co., located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Large Cap Growth Fund.  A team of investment professionals at Goldman Sachs manages the portion of the Large Cap Growth Fund’s assets allocated to Goldman Sachs.

McKinley Capital Management Inc.:  McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Growth Fund.  A team of investment professionals led by Robert B. Gillam manages the portion of the Large Cap Growth Fund’s assets allocated to McKinley Capital.  Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm’s inception in 1990, and has over 32 years of investment experience.

Montag & Caldwell, Inc.:  Montag & Caldwell, Inc. (Montag & Caldwell), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, serves as a Sub-Adviser to the

49

Large Cap Growth Fund.  William A. Vogel, Executive Vice President of Montag & Caldwell, serves as portfolio manager of the portion of the Large Cap Growth Fund’s assets allocated to Montag & Caldwell.  Mr. Vogel has been a portfolio manager at Montag & Caldwell for 17 years, and has 24 years of investment experience.

Peregrine Capital Management Inc.:  Peregrine Capital Management Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402-2018, serves as a Sub-Adviser to the Large Cap Growth Fund.  John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Large Cap Growth Fund’s assets allocated to Peregrine.  Mr. Dale joined Peregrine in 1987 and began his investment management career in 1968.  Mr. Nussbaum joined Peregrine in 1990 and began his investment management career in 1987.

Transamerica Investment Management, LLC:  Transamerica Investment Management, LLC (TIM), located at 1150 S. Olive Street, 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Large Cap Growth Fund.  Jeffrey S. Van Harte, CFA, Executive Vice President, Portfolio Manager and Head of Equities, and Gary U. Rollé, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of the portion of the Large Cap Growth Fund’s assets allocated to TIM.  Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 24 years of investment experience.  Mr. Rollé has been with TIM and its predecessor firm since 1967, and has over 37 years of investment management experience.

Tax-Managed Large Cap Fund:

Alliance Capital Management L.P.:  Sanford C. Bernstein (Bernstein), a unit of Alliance Capital Management L.P., located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  Drew Demakis, Chief Investment Officer-Structured Equities, manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to Bernstein.  Mr. Demakis joined Bernstein in 1998.

Aronson+Johnson+Ortiz, LP:  Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, Ph.D., Principal, Martha E. Ortiz, CFA, CIC, Principal, and Gina Marie N. Moore, CFA, CPA, Principal, serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund’s assets allocated to AJO.  Mr. Aronson founded AJO in 1984.  Ms. Ortiz, Mr. Johnson and Ms. Moore have been with AJO since 1987, 1993 and 1998, respectively.

Franklin Portfolio Associates, LLC:  Franklin Portfolio Associates, LLC (Franklin), located at One Boston Place, 29th Floor, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  A team of investment professionals at Franklin, led by John Cone, manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to Franklin.  Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982.

Goldman Sachs Asset Management, L.P.:  Goldman Sachs Asset Management, L.P. (Goldman Sachs), a business unit of the Investment Management Division of Goldman, Sachs & Co., located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Goldman Sachs manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to Goldman Sachs.

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LSV Asset Management:  LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  Josef Lakonishok, Robert Vishny and Menno Vermeulen serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund’s assets allocated to LSV.  They are all partners of LSV.  An affiliate of SIMC owns an interest in LSV.  SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Tax-Managed Large Cap Fund’s assets allocated to LSV.

Montag & Caldwell, Inc.:  Montag & Caldwell, Inc. (Montag & Caldwell), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  William A. Vogel, Executive Vice President of Montag & Caldwell, serves as portfolio manager of the portion of the Tax-Managed Large Cap Fund’s assets allocated to Montag & Caldwell.  Mr. Vogel has been a portfolio manager at Montag & Caldwell for 17 years, and has 24 years of investment experience.

Parametric Portfolio Associates:  Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  A team of investment professionals at Parametric, led by David Stein, Chief Investment Officer, and Tom Seto, Lead Portfolio Manager, manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to Parametric.  Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively.

Peregrine Capital Management, Inc.:  Peregrine Capital Management, Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402-2018, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund’s assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987 and began his investment management career in 1968. Mr. Nussbaum joined Peregrine in 1990 and began his investment management career in 1987.

Transamerica Investment Management, LLC:  Transamerica Investment Management, LLC (TIM), located at 1150 S. Olive Street, 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  Jeffrey S. Van Harte, CFA, Executive Vice President, Portfolio Manager and Head of Equities, and Gary U. Rollé, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund’s assets allocated to TIM.  Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 24 years of investment experience.  Mr. Rollé has been with TIM and its predecessor firm since 1967, and has over 37 years of investment management experience.

Large Cap Disciplined Equity Fund:

Analytic Investors, Inc.:  Analytic Investors, Inc. (Analytic), located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund.  A team of investment professionals at Analytic manages the portion of the Large Cap Disciplined Equity Fund’s assets allocated to Analytic.

Enhanced Investment Technologies, LLC:  Enhanced Investment Technologies, LLC (INTECH), located at 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund.  A team of investment professionals at INTECH manages the portion of the Large Cap Disciplined Equity Fund’s assets allocated to INTECH.

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Quantitative Management Associates LLC:  Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at QMA, led by James H. Scott, President, and Margaret Stumpp, Vice President and Chief Investment Officer, manages the portion of the Large Cap Disciplined Equity Fund’s assets allocated to QMA. Mr. Scott and Ms. Stumpp have been with QMA since the firm’s formation in 2003. Prior to that, Mr. Scott and Ms. Stumpp were each employed by Prudential Investment Management, Inc. (PIM) for 15 years, most recently as Senior Managing Directors. QMA is a subsidiary of PIM.

Small Cap Value Fund:

Artisan Partners Limited Partnership:  Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small Cap Value Fund.  Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers of the portion of the Small Cap Value Fund’s assets allocated to Artisan. Messrs. Satterwhite and Kieffer joined Artisan in 1997.

BlackRock Advisors, Inc.:  BlackRock Advisors, Inc. (BlackRock) located at 100 Belleview Parkway, Wilmington, Delaware 19809, serves as a Sub-Adviser to the Small Cap Value Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O’Connor, CFA, serves as a co-portfolio manager of the portion of the Small Cap Value Fund’s assets allocated to BlackRock.  Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.’s small and mid cap value equity products since the firm’s inception in 1995.  Prior to joining BlackRock in 2002, Ms. O’Connor served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management, L.P. from 1997-2000.

David J. Greene and Company, LLC:  David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund.  Benjamin H. Nahum, Executive Vice President and Portfolio Manager, and Michael C. Greene, Chief Executive Officer, of David J. Greene serve as portfolio managers of the portion of the Small Cap Value Fund’s assets allocated to David J. Greene.  Messrs. Nahum and Greene have been Owners/Principals of the firm for the past 14 years.

Lee Munder Investments, Ltd.:  Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Value Fund.  Todd Vingers serves as portfolio manager of the portion of the Small Cap Value Fund’s assets allocated to LMIL.  Mr. Vingers has over 13 years of investment experience.

LSV Asset Management:  LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Value Fund.  Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the Small Cap Value Fund’s assets allocated to LSV.  They are all partners of LSV.  An affiliate of SIMC owns an interest in LSV.  SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the portion of the Small Cap Value Fund’s assets allocated to LSV.

Martingale Asset Management, L.P.:  Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the

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Small Cap Value Fund.  A team of investment professionals at Martingale manages the portion of the Small Cap Value Fund’s assets allocated to Martingale.

Security Capital Research & Management Incorporated:  Security Capital Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small Cap Value Fund.  Anthony R. Manno, Jr., President and Chief Investment Officer, Kenneth D. Statz, Managing Director and Senior Market Strategist, Kevin W. Bedell, Senior Vice President, and David E. Rosenbaum, Senior Vice President, comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition of the portion of the Small Cap Value Fund’s assets allocated to Security Capital.  Messrs. Manno, Statz, Bedell and Rosenbaum have an average of 21 years of investment experience and joined Security Capital in 1994, 1995, 1996 and 1997, respectively.

Wellington Management Company, LLP:  Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02019, serves as a Sub-Adviser to the Small Cap Value Fund. James P. Hoffman, Senior Vice President and Partner of Wellington Management, serves as portfolio manager of the portion of the Small Cap Value Fund’s assets allocated to Wellington Management.  Mr. Hoffman joined Wellington Management in 1997, and has over 20 years of investment experience.

Small Cap Growth Fund:

Delaware Management Company:  Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small Cap Growth Fund.  A team of investment professionals at DMC manages the portion of the Small Cap Growth Fund’s assets allocated to DMC.  The team members have an average of 15 years of investment experience.

Lee Munder Investments, Ltd.:  Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Growth Fund.  Andrew Beja, CFA, Managing Director of LMIL, and Thomas Holman, Portfolio Manager, serve as portfolio managers of the portion of the Small Cap Growth Fund’s assets allocated to LMIL.  Mr. Beja and Mr. Holman each have over 18 and 11 years of investment experience, respectively.

Mazama Capital Management, Inc.:  Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small Cap Growth Fund.  Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama, and Stephen C. Brink, CFA, Senior Vice President, Director of Research and Portfolio Manager of Mazama, serve as portfolio managers of the portion of the Small Cap Growth Fund’s assets allocated to Mazama.  Messrs. Sauer and Brink both joined Mazama in 1997, and each has over 24 and 27 years of investment experience, respectively.

McKinley Capital Management Inc.:  McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals led by Robert B. Gillam manages the portion of the Small Cap Growth Fund’s assets allocated to McKinley Capital.  Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm’s inception in 1990, and has over 32 years of investment experience.

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Wellington Management Company, LLP:  Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small Cap Growth Fund.  Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small Cap Growth Fund’s assets allocated to Wellington Management.  Mr. Rome joined Wellington Management in 1994, and has 19 years of investment experience.

Tax-Managed Small Cap Fund:

BlackRock Advisors, Inc.:  BlackRock Advisors, Inc. (BlackRock) located at 100 Belleview Parkway, Wilmington, Delaware 19809, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O’Connor, CFA, serves as a co-portfolio manager of the portion of the Tax-Managed Small Cap Fund’s assets allocated to BlackRock.  Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.’s small and mid cap value equity products since the firm’s inception in 1995.  Prior to joining BlackRock in 2002, Ms. O’Connor served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management, L.P. from 1997-2000.

David J. Greene and Company, LLC:  David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund.  Benjamin H. Nahum, Executive Vice President and Portfolio Manager, and Michael C. Greene, Chief Executive Officer, of David J. Greene serve as portfolio managers of the portion of the Tax-Managed Small Cap Fund’s assets allocated to David J. Greene.  Messrs. Nahum and Greene have been Owners/Principals of the firm for the past 14 years.

Delaware Management Company:  Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund.  A team of investment professionals at DMC manages the portion of the Tax-Managed Small Cap Fund’s assets allocated to DMC.  The team members have an average of 15 years of investment experience.

LSV Asset Management:  LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund.  Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the Tax-Managed Small Cap Fund’s assets allocated to LSV.  They are all partners of LSV.  An affiliate of SIMC owns an interest in LSV.  SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.40% of the average monthly market value of the portion of the Tax-Managed Small Cap Fund’s assets allocated to LSV.

Mazama Capital Management, Inc.:  Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund.  Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama, and Stephen C. Brink, CFA, Senior Vice President, Director of Research and Portfolio Manager of Mazama, serve as portfolio managers of the portion of the Tax-Managed Small Cap Fund’s assets allocated to Mazama.  Messrs. Sauer and Brink both joined Mazama in 1997, and each has over 24 and 27 years of investment experience, respectively.

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McKinley Capital Management Inc.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund.  A team of investment professionals led by Robert B. Gillam manages the portion of the Tax-Managed Small Cap Fund’s assets allocated to McKinley Capital.  Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm’s inception in 1990, and has over 32 years of investment experience.

Small/Mid Cap Equity Fund:

Artisan Partners Limited Partnership:  Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund.  Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund’s assets allocated to Artisan.  Messrs. Satterwhite and Kieffer joined Artisan in 1997.

BlackRock Advisors, Inc.:  BlackRock Advisors, Inc. (BlackRock), located 100 Belleview Parkway, Wilmington, Delaware 19809, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund.  Wayne Archambo, CFA, serves as lead portfolio manager and Kate O’Connor, CFA, serves as co-portfolio manager of the portion of the Small/Mid Cap Equity Fund’s assets allocated to BlackRock.  Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.’s small and mid cap value equity products since the firm’s inception in 1995.  Prior to joining BlackRock in 2002, Ms. O’Connor served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management, L.P. from 1997-2000.

Delaware Management Company:  Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund.  A team of investment professionals at DMC manages the portion of the Small/Mid Cap Equity Fund’s assets allocated to DMC.  The team members have an average of 15 years of investment experience.

Integrity Asset Management, LLC:  Integrity Asset Management, LLC (Integrity), located at 9900 Corporate Campus Drive, Suite 3000, Louisville, Kentucky 40223, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund.  A team of investment professionals at Integrity manages the portion of the Small/Mid Cap Equity Fund’s assets allocated to Integrity.

Lee Munder Investments, Ltd.:  Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund.  Andrew Beja, CFA, Managing Director of LMIL, and Thomas Holman, Portfolio Manager, serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund’s assets allocated to LMIL.  Mr. Beja and Mr. Holman each have over 18 and 11 years of investment experience, respectively.

LSV Asset Management:  LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund.  Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund’s assets allocated to LSV.  They are all partners of LSV.  An affiliate of SIMC owns an interest in LSV.  SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.45% of the average monthly market value of the portion of the Small/Mid Cap Equity Fund’s assets allocated to LSV.

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Martingale Asset Management, L.P.:  Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund.  A team of investment professionals at Martingale manages the portion of the Small/Mid Cap Equity Fund’s assets allocated to Martingale.

Mazama Capital Management, Inc.:  Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama, and Stephen C. Brink, CFA, Senior Vice President, Director of Research and Portfolio Manager of Mazama, serve as portfolio managers of the portion of the Small/Mid Cap Equity Fund’s assets allocated to Mazama.  Messrs. Sauer and Brink both joined Mazama in 1997, and each has over 24 and 27 years of investment experience, respectively.

Security Capital Research & Management Incorporated:  Security Capital Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Anthony R. Manno, Jr., President and Chief Investment Officer, Kenneth D. Statz, Managing Director and Senior Market Strategist, Kevin W. Bedell, Senior Vice President, and David E. Rosenbaum, Senior Vice President, comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition of the portion of the Small/Mid Cap Equity Fund’s assets allocated to Security Capital.  Messrs. Manno, Statz, Bedell and Rosenbaum have an average of 21 years of investment experience and joined Security Capital in 1994, 1995, 1996 and 1997, respectively.

Wellington Management Company, LLP:  Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund.  Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small/Mid Cap Equity Fund’s assets allocated to Wellington Management.  Mr. Rome joined Wellington Management in 1994, and has 19 years of investment experience.

Mid-Cap Fund:

Martingale Asset Management, L.P.:  Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as the Sub-Adviser to the Mid-Cap Fund.  A team of investment professionals at Martingale manages the portion of the Mid-Cap Fund’s assets allocated to Martingale.

Real Estate Fund:

Security Capital Research & Management Incorporated:  Security Capital Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Real Estate Fund.  Anthony R. Manno, Jr., President and Chief Investment Officer, Kenneth D. Statz, Managing Director and Senior Market Strategist, Kevin W. Bedell, Senior Vice President, and David E. Rosenbaum, Senior Vice President, comprise the Portfolio Management Committee of Security Capital.  The Portfolio Management Committee is responsible for determining the portfolio composition of the portion of the Real Estate Fund’s assets allocated to Security Capital.  Messrs. Manno, Statz, Bedell and Rosenbaum have an average of 21 years of investment experience, and joined Security Capital in 1994, 1995, 1996 and 1997, respectively.

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Wellington Management Company, LLP:  Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Real Estate Fund.  James P. Hoffmann, Senior Vice President and Partner of Wellington Management, serves as portfolio manager of the portion of the Real Estate Fund’s assets allocated to Wellington Management.  Mr. Hoffmann joined Wellington Management in 1997, and has over 20 years of investment experience.

Managed Volatility Fund:

Analytic Investors, Inc.:  Analytic Investors, Inc. (Analytic), located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the Managed Volatility Fund.  A team of investment professionals at Analytic manages the portion of the Managed Volatility Fund’s assets allocated to Analytic.

Aronson+Johnson+Ortiz, LP:  Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Managed Volatility Fund.  Theodore R. Aronson, CFA, CIC, Managing Principal, Martha E. Ortiz, CFA, CIC, Principal, Kevin M. Johnson, Ph.D., Principal, and Gina Marie N. Moore, CFA, CPA, Principal, serve as portfolio managers of the portion of the Managed Volatility Fund’s assets allocated to AJO.  Mr. Aronson founded AJO in 1984.  Ms. Ortiz, Mr. Johnson and Ms. Moore have been with AJO since 1987, 1993 and 1998, respectively.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class A Shares of the Funds.

The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds’ Transfer Agent (or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law.  The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.  This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).  For more information regarding the Funds’ policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

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When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Funds.  For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).  So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time.  A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If such prices are not readily available or are determined to be unreliable, the Funds will value the security using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Funds’ Fair Value Procedures, as described below.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to

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the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  This policy does not apply with respect to money market funds.  The Funds’ transfer agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.      if the shareholder conducts four or more “round trips” in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.     if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policy are made in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders.  When applying the Funds’ policy, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended as a reasonable approach for identifying and deterring short-term trading in the Funds.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques.  Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

While it is the Funds’ intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds’ policies, certain intermediaries may be unable or unwilling to effectively

59

enforce the Funds’ trading or exchange restrictions.  The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans.  A Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, including no action, as deemed appropriate in light of all the facts and circumstances.

Minimum Purchases

To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund ($150,000 for the Managed Volatility Fund) with minimum subsequent investments of at least $1,000.  A Fund may accept investments of smaller amounts at its discretion.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal

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activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

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How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone.  You may also exchange shares through your financial institution or intermediary by telephone.  This exchange privilege may be changed or canceled at any time upon 60 days’ notice.  When you exchange shares, you are really selling your shares and buying other Fund shares.  So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

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Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.  SIDCo. receives no compensation for distributing the Funds’ shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Information regarding the Funds’ policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for a Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, a Fund will post to the website the Fund’s top ten holdings and full portfolio holdings.  A Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

Dividends, Distributions and Taxes

Dividends and Distributions

The Funds distribute their investment income quarterly as a dividend to shareholders.  The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Funds have summarized some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.  Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.  Long-term capital gains are currently taxable at the maximum rate of 15%.  Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

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Each sale of Fund shares may be a taxable event.  For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.  Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year.  Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

The Funds use a tax management technique known as highest in, first out.  Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

More information about taxes is in the Funds’ SAI.

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Financial Highlights

The tables that follow present performance information about Class A Shares of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap and Real Estate Funds.  This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by [                                                                          ], independent registered public accounting firm.  Their report, along with each Fund’s financial statements, appears in the annual report that accompanies the Funds’ SAI.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

The Large Cap Disciplined Equity, Small/Mid Cap Equity and Managed Volatility Funds did not have performance information as of September 30, 2004.

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For the periods ended September 30,
For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized And Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions		Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Portfolio Turnover Rate
Large Cap Value Fund
Class A
2004	$X.XX	$X.XX		$X.XX		$X.XX	$X.XX		$X.XX	$X.XX		$X.XX	X.XX %	$XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2003	13.94	0.25	(2)	2.86	(2)	3.11	(0.24)		—	(0.24)		16.81	22.55	3,527,686	0.85		1.61		0.97		106
2002	17.39	0.21		(3.26)		(3.05)	(0.21)		(0.19)	(0.40)		13.94	(18.06)	2,896,977	0.85		1.23		0.97		41
2001	18.70	0.21		(1.14)		(0.93)	(0.22)		(0.16)	(0.38)		17.39	(5.08)	3,590,194	0.85		1.11		0.97		89
2000	18.97	0.27		0.56		0.83	(0.26)		(0.84)	(1.10)		18.70	4.47	3,548,830	0.85		1.55		0.97		70

Large Cap Growth Fund
Class A
2004	$X.XX	$X.XX		$X.XX		$X.XX	$X.XX		$X.XX	$X.XX		$X.XX	X.XX %	$XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2003	12.97	—	(2)	2.81	(2)	2.81	(0.01	)(5)	—	(0.01	)(5)	15.77	21.66	3,564,487	0.85		0.02		1.02		72
2002	16.73	(0.04	)(2)	(3.72	)(2)	(3.76)	—		—	—		12.97	(22.47)	2,904,802	0.85		(0.21)		1.02		62
2001	36.24	(0.06)		(17.75)		(17.81)	—		(1.70)	(1.70)		16.73	(51.08)	3,487,142	0.85		(0.29)		1.03		112
2000	28.58	(0.04)		8.67		8.63	—		(0.97)	(0.97)		36.24	30.67	4,898,050	0.85		(0.32)		1.02		69

Tax-Managed Large Cap Fund
Class A
2004	$X.XX	$X.XX		$X.XX		$X.XX	$X.XX		$X.XX	$X.XX		$X.XX	X.XX %	$XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2003	7.50	0.08	(2)	1.70	(2)	1.78	(0.08)		—	(0.08)		9.20	23.84	1,757,292	0.85		0.88		1.02		99
2002	9.49	0.06		(1.98)		(1.92)	(0.07)		—	(0.07)		7.50	(20.44)	1,436,467	0.85		0.65		1.03		80
2001	13.62	0.07		(4.13)		(4.06)	(0.07)		—	(0.07)		9.49	(29.92)	1,658,097	0.85		0.60		1.01		84
2000	12.65	0.09		1.00		1.09	(0.09)		(0.03)	(0.12)		13.62	8.66	1,969,302	0.85		0.69		1.06		47

Small Cap Value Fund
Class A
2004	$X.XX	$X.XX		$X.XX		$X.XX	$X.XX		$X.XX	$X.XX		$X.XX	X.XX %	$XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2003	13.99	0.08	(2)	3.91	(2)	3.99	(0.09)		(0.44)	(0.53)		17.45	29.28	795,501	1.10		0.52		1.27		99
2002	15.66	0.08		(0.21)		(0.13)	(0.09)		(1.45)	(1.54)		13.99	(2.20)	691,668	1.10		0.46		1.27		48
2001	16.13	0.13		0.36		0.49	(0.14)		(0.82)	(0.96)		15.66	3.12	794,109	1.10		0.78		1.26		99
2000	14.06	0.15		2.05		2.20	(0.13)		—	(0.13)		16.13	15.74	897,276	1.10		1.03		1.28		119

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	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized And Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)		Portfolio Turnover Rate
Small Cap Growth Fund
Class A
2004	$X.XX	$X.XX		$X.XX		$X.XX	$X.XX		$X.XX	$X.XX	$X.XX	X.XX %	$XX	X.XX	%	X.XX %	X.XX	%	XX	%
2003	9.62	(0.08	)(2)	4.57	(2)	4.49	—		—	—	14.11	46.67	875,906	1.10		(0.66)	1.27		166
2002	12.35	(0.09	)(2)	(2.64	)(2)	(2.73)	—		—	—	9.62	(22.11)	606,999	1.10		(0.69)	1.27		156
2001	30.57	(0.14)		(10.81)		(10.95)	—		(7.27)	(7.27)	12.35	(42.83)	821,391	1.10		(0.80)	1.29		157
2000	21.12	(0.01)		11.28		11.27	—		(1.82)	(1.82)	30.57	55.28	1,575,462	1.10		(0.74)	1.27		182

Tax-Managed Small Cap Fund
Class A
2004	$X.XX	$X.XX		$X.XX		$X.XX	$X.XX		$X.XX	$X.XX	$X.XX	X.XX %	$XX	X.XX	%	X.XX %	X.XX	%	XX	%
2003	7.54	(0.02	)(2)	2.48	(2)	2.46	—		—	—	10.00	32.63	181,773	1.10		(0.21)	1.27		142
2002	8.15	(0.01)		(0.60)		(0.61)	—		—	—	7.54	(7.48)	143,764	1.10		(0.21)	1.26		86
2001(1)	10.00	—		(1.84)		(1.84)	(0.01	)(3)	—	(0.01)(3)	8.15	(18.46)	125,129	1.10		(0.04)	1.30		82

Mid-Cap Fund
Class A
2004	$X.XX	$X.XX		$X.XX		$X.XX	$X.XX		$X.XX	$X.XX	$X.XX	X.XX %	$XX	X.XX	%	X.XX %	X.XX	%	XX	%
2003	11.74	0.11	(2)	3.25	(2)	3.36	(0.08)		(0.06)	(0.14)	14.96	28.92	41,502	1.00		0.86	1.03		109
2002	12.19	0.06		(0.46	)(4)	(0.40)	(0.05)		—	(0.05)	11.74	(3.34)	25,499	1.00		0.39	1.02		222
2001	17.42	0.07		(3.22)		(3.15)	(0.08)		(2.00)	(2.08)	12.19	(19.59)	32,976	1.00		0.51	1.02		193
2000	15.19	0.07		3.76		3.83	(0.07)		(1.53)	(1.60)	17.42	27.14	42,148	1.00		0.48	1.05		170

Real Estate Fund
Class A
2004	$X.XX	$X.XX		$X.XX		$X.XX	$X.XX		$X.XX	$X.XX	$X.XX	X.XX %	$XX	X.XX	%	X.XX %	X.XX	%	XX	%

†           Returns are for the period indicated and have not been annualized.

(1)       Commenced operations on October 31, 2000. All ratios for the period have been annualized.

(2)       Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(3)       Return of Capital.

(4)       The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(5)       Including Return of Capital of $0.01.

Amounts designated as “—” are zero or have been rounded to zero.

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SEI INSTITUTIONAL MANAGED TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2005 includes more detailed information about the SEI Institutional Managed Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds’ holdings and contain information from the Funds’ managers about strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:  Write to the Funds at:
1 Freedom Valley Drive
Oaks, PA 19456

By Internet:  www.seic.com

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-4878.

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SEI INSTITUTIONAL MANAGED TRUST

Class A Shares

PROSPECTUS

January 31, 2005

CORE FIXED INCOME FUND

HIGH YIELD BOND FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:

BLACKROCK ADVISORS, INC.

ING GHENT ASSET MANAGEMENT LLC

LINCOLN CAPITAL FIXED INCOME MANAGEMENT COMPANY, LLC

METROPOLITAN WEST ASSET MANAGEMENT, LLC

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.

WESTERN ASSET MANAGEMENT COMPANY

WELLS CAPITAL MANAGEMENT, INC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

The SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class A Shares of the Core Fixed Income and High Yield Bond Funds that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return that is common to each of the Funds.  For more detailed information about the Funds, please see:

CORE FIXED INCOME FUND	Page
HIGH YIELD BOND FUND	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISERS	XXX
PURCHASING, SELLING AND EXCHANGING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT
SEI INSTITUTIONAL MANAGED TRUST	BACK COVER

ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund.  Some Funds, especially the High Yield Bond Fund, may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, an asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles:  asset allocation, portfolio structure, the use of managers, and continuous portfolio management.  Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of SIMC’s investment philosophy.  SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class.  SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund.  These managers adhere to

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distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes.  Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal.  Each Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds’ assets in a way that they believe will help the Funds achieve their goals.  SIMC acts as “manager of managers” for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds’ investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds’ Board.  Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal.  SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance.  In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments.  A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade.  The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow.  The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

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CORE FIXED INCOME FUND

Fund Summary

Investment Goal:	Current income and preservation of capital
Share Price Volatility:	Medium
Principal Investment Strategy:	Utilizing multiple sub-advisers that have fixed income investment expertise, the Fund invests in investment grade U.S. fixed income securities

Investment Strategy

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities.  The Fund will invest primarily in investment grade U.S. corporate and Government fixed income securities, including mortgage-backed securities.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.  While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Brothers Aggregate Bond Index.  The dollar-weighted average duration of the Lehman Brothers Aggregate Bond Index varies significantly over time, but as of December 31, 2004 it was X.XX years.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.  Mortgage-backed securities are sensitive to changes in interest rates,

4

but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.  However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions.  There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations.  In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

5

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1995	20.04%
1996	3.69%
1997	9.51%
1998	8.53%
1999	-1.79%
2000	12.52%
2001	6.95%
2002	9.10%
2003	5.32%
2004	X.XX%

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2004 to those of the Lehman Brothers Aggregate Bond Index.

Core Fixed Income Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Brothers Aggregate Bond Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class A Shares is May 1, 1987.  Index returns shown from May 31, 1987.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its market performance would be lower.  The Lehman Brothers Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*              The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s distributor each waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Core Fixed Income Fund — Class A Shares	X.XX%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Core Fixed Income Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

8

HIGH YIELD BOND FUND

Fund Summary

Investment Goal:	Maximize total return
Share Price Volatility:	High
Principal Investment Strategy:	Utilizing multiple sub-advisers that have high yield investment expertise, the Fund invests in high yield, high risk securities

Investment Strategy

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities.  The Fund will invest primarily in fixed income securities rated below investment grade (“junk bonds”), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations.  The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  In managing the Fund’s assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential.  The Fund’s securities are diversified as to issuers and industries.  The Fund’s average weighted maturity may vary, and will generally not exceed ten years.  There is no limit on the maturity or credit quality of any security.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities.  Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns.  Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro

9

rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

10

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for nine years.  The performance information shown is based on full calendar years.

1996	15.06%
1997	14.54%
1998	1.40%
1999	3.61%
2000	-7.24%
2001	6.92%
2002	3.91%
2003	21.15%
2004	X.XX%

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2004 to those of the Merrill Lynch U.S. High Yield Master II Constrained Index and the CS First Boston High Yield Index.

High Yield Bond Fund — Class A	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
Merrill Lynch U.S. High Yield Master II Constrained Index Return (reflects no deduction for fees, expenses, or taxes)***†	X.XX	%	X.XX	%	N/A††
CS First Boston High Yield Index Return (reflects no deduction for fees, expenses, or taxes)*** †	X.XX	%	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class A Shares is January 11, 1995.  Index returns shown from January 31, 1995.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market of securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its market performance would be lower. The Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. The Merrill Lynch U.S. High Yield Master II Constrained Index is priced daily and revisions are effected monthly. The Merrill Lynch U.S. High Yield Master II

11

                                      Constrained Index reflects the reinvestment of dividends. The CS First Boston High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. Revisions to the CS First Boston High Yield Index are effected weekly. The CS First Boston High Yield Index reflects the reinvestment of dividends.

†                               In prior years, the Fund’s return had been compared to the CS First Boston High Yield Index.  The Adviser believes that the Merrill Lynch U.S. High Yield Master II Constrained Index better represents the U.S. high yield market and the Fund’s investment opportunities.

††                            The Merrill Lynch U.S. High Yield Master II Constrained Index Return for the Since Inception period is not provided since returns for the index are not available prior to 1996.

12

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.49%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s distributor each waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

High Yield Bond Fund — Class A Shares	X.XX%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
High Yield Bond Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

13

More Information About Fund Investments

This prospectus describes the Funds’ primary investment strategies.  However, each Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions.  During unusual economic or market conditions or for temporary defensive or liquidity purposes, a Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s objectives.  A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income.  Of course, there is no guarantee that any Fund will achieve its investment goal.

Investment Adviser and Sub-Advisers

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds.  As of December 31, 2004, SIMC had approximately $XX billion in assets under management.  For the fiscal year ended September 30, 2004, SIMC received investment advisory fees, after fee waivers, as a percentage of each Fund’s net assets, at the following annual rates:

Core Fixed Income Fund	X.XX	%
High Yield Bond Fund	X.XX	%

Sub-Advisers and Portfolio Managers

Core Fixed Income Fund:

BlackRock Advisors, Inc.:  BlackRock Advisors, Inc. (BlackRock), located at 100 Belleview Parkway, Wilmington, Delaware, 19809, serves as a Sub-Adviser to the Core Fixed Income Fund.  A team of investment professionals at BlackRock, led by Chief Investment Officer Keith Anderson, manages the portion of the Core Fixed Income Fund’s assets allocated to BlackRock.

Metropolitan West Asset Management LLC:  Metropolitan West Asset Management LLC (MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025,

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serves as a Sub-Adviser to the Core Fixed Income Fund.  MWAM’s portfolio management team of Tad Rivelle, Laird Landmann, Stephen Kane, CFA, and David Lippman manages the portion of the Core Fixed Income Fund’s assets allocated to MWAM.  Mr. Rivelle is Managing Director and Chief Investment Officer at MWAM and co-founded the firm in 1996.  Messrs. Landmann and Kane are Managing Directors and co-founders of MWAM.  Mr. Lippman is Managing Director at MWAM, joining the firm in 2001.  Each member of the portfolio management team has over 14 years of investment experience.

Wells Capital Management, Inc.:  Wells Capital Management, Inc. (Wells Capital), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Core Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of Wells Capital.  A team of investment professionals at Wells Capital, led by Senior Managing Director Bill Stevens and Senior Portfolio Manager Marie Chandoha, manages the portion of the Core Fixed Income Fund’s assets allocated to Wells Capital.  Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management, which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984.  Ms. Chandoha joined the fixed income team in 1999, and began her investment career in 1983.  Prior to that, Ms. Chandoha was Chief Bond Strategist at Goldman Sachs from 1996-1999.

Western Asset Management Company:  Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Core Fixed Income Fund.  A team of investment professionals at Western Asset, led by Chief Investment Officer Kenneth Leech, manages the portion of the Core Fixed Income Fund’s assets allocated to Western Asset.

High Yield Bond Fund:

ING Investment Management Co.: ING Investment Management Co. (ING), which comprises business formerly conducted by ING Ghent Asset Management LLC, located at 230 Park Avenue, 14th Floor, New York, New York 10169, serves as a Sub-Adviser to the High Yield Bond Fund. Four senior members of ING’s investment management team, Paul H. Ross, Kenneth J. Monaghan, J. Paul Gillin and Geert Dhont, manage the portion of the High Yield Bond Fund’s assets allocated to ING.  Messrs. Ross, Monaghan and Gillin are Senior Vice Presidents and Portfolio Managers.  Mr. Dhont is Vice President and Portfolio Manager.  Each senior member has been with ING since May 2000.

Lincoln Capital Fixed Income Management Company, LLC:  Lincoln Capital Fixed Income Management Company, LLC (Lincoln Capital), located at 200 S. Wacker Drive, Suite 2100, Chicago, Illinois 60606, serves as a Sub-Adviser to the High Yield Bond Fund.  A team of investment professionals at Lincoln Capital, led by Ann H. Benjamin, manages the portion of the High Yield Bond Fund’s assets allocated to Lincoln Capital.  Ms. Benjamin, Managing Director, has over 23 years of investment experience, and is the Chief Investment Officer for high yield and Lead Portfolio Manager for high yield portfolios and blended credit strategies.

Metropolitan West Asset Management LLC:  Metropolitan West Asset Management LLC (MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser to the High Yield Bond Fund.  Mark Unferth manages the portion of the High Yield Bond Fund’s assets allocated to MWAM.  Mr. Unferth joined MWAM in April of 2002.  From 2000 to 2002, Mr. Unferth was a Managing Director of Credit Suisse First Boston (Credit Suisse), and from 1998 to 2000 he was Senior Vice President of the high yield sales and trading group at Donaldson, Lufkin & Jenrette, which merged with Credit Suisse in 2000.

15

Nomura Corporate Research and Asset Management Inc.:  Nomura Corporate Research and Asset Management Inc. (Nomura), located at 2 World Financial Center, Building B, 17th Floor, New York, New York 10281-1198, serves as a Sub-Adviser to the High Yield Bond Fund.  Robert Levine, CFA, President and Chief Executive Officer of Nomura, applies a team approach to portfolio management by working alongside his team of portfolio managers, David Crall, CFA, Managing Director, and Stephen Kotsen, CFA, Director, to manage the portion of the High Yield Bond Fund’s assets allocated to Nomura.  Prior to joining Nomura, Mr. Levine was President of Kidder, Peabody High Yield Asset Management, Inc. and Managing Director of Kidder, Peabody & Co., where he created Kidder’s first high yield bond mutual fund.  David Crall has been with Nomura for 11 years working in both analyst and portfolio manager roles.  Mr. Kotsen has been with Nomura for 5 years.  Prior to joining Nomura in 1999, Stephen Kotsen worked at Lazard Freres Asset Management as a portfolio manager in the high yield group.

16

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class A Shares of the Funds.

The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds’ Transfer Agent (or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive payment) at a later date in accordance with the Funds’ procedures and applicable law.  The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.  This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).  For more information regarding the Funds’ policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Funds.  For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).  So, for you to receive the current Business Day’s

17

NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time.  A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If such prices are not readily available or are determined to be unreliable, the Funds will value the security using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Funds’ Fair Value Procedures, as described below.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  This policy does not apply with respect to money market funds.  The Funds’ transfer agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

18

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.              if the shareholder conducts four or more “round trips” in a Fund (other than a money market fund) in any twelve-month period.   A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares.  An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.             if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policy are made in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders.  When applying the Funds’ policy, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended as a reasonable approach for identifying and deterring short-term trading in the Funds.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques.  Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

While it is the Funds’ intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds’ policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds’ trading or exchange restrictions.  The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans.  A Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, including no action, as deemed appropriate in light of all the facts and circumstances.

Minimum Purchases

To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000.  A Fund may accept investments of smaller amounts at its discretion.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

19

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

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Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone.  You may also exchange shares through your financial institution or intermediary by telephone.  This exchange privilege may be changed or canceled at any time upon 60 days’ notice.  When you exchange shares, you are really selling your shares and buying other Fund shares.  So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.  SIDCo. receives no compensation for distributing the Funds’ shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Information regarding the Funds’ policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for a Fund is available on the

21

following website: http://www.seic.com/holdings_home_ria.asp.  As of the most recent month-end, a Fund will post to the website the Fund’s top ten holdings and full portfolio holdings.  A Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

Dividends, Distributions and Taxes

Dividends and Distributions

The Core Fixed Income and High Yield Bond Funds declare their net investment income daily and distribute it monthly as a dividend to shareholders.  The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

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Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Funds have summarized some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions, including net short-term capital gains and excluding qualified dividend income, are generally taxable at ordinary income tax rates.  Capital gains distributions and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.  Each sale or exchange of Fund shares may be a taxable event.  For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

It is expected that distributions by each Fund will primarily consist of ordinary income and that distributions from the Funds will not be eligible for the lower tax rates applicable to qualified dividend income.

The Funds use a tax management technique known as highest in, first out.  Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

More information about taxes is in the Funds’ SAI.

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Financial Highlights

The tables that follow present performance information about Class A Shares of each Fund.  This information is intended to help you understand each Fund’s financial performance for the past five years.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by [                                         ], independent registered public accounting firm.  Their report, along with each Fund’s financial statements, appears in the annual report that accompanies the Funds’ SAI.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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For the periods ended September 30,

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Portfolio Turnover Rate

Core Fixed Income Fund
Class A
2004	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	X.XX	%	$XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2003	10.67	0.40(1)	0.28(1)	0.68	(0.42)	(0.22)	(0.64)	10.71	6.63		3,823,429	0.60		3.77		0.84		470
2002	10.75	0.52	0.08	0.60	(0.52)	(0.16)	(0.68)	10.67	5.89		3,686,946	0.60		4.96		0.84		379
2001	10.08	0.61	0.67	1.28	(0.61)	—	(0.61)	10.75	13.00		3,519,061	0.60		5.79		0.84		358
2000	10.03	0.62	0.05	0.67	(0.62)	—	(0.62)	10.08	6.97		3,113,103	0.60		6.27		0.83		265
High Yield Bond Fund
Class A
2004	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	X.XX	%	$XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2003	7.60	0.68(1)	0.77(1)	1.45	(0.68)	—	(0.68)	8.37	19.88		976,659	0.85		8.50		1.12		129
2002	7.86	0.70	(0.26)	0.44	(0.70)	—	(0.70)	7.60	5.45		745,525	0.85		8.67		1.12		126
2001	9.15	0.88	(1.29)	(0.41)	(0.88)	—	(0.88)	7.86	(4.76)		721,314	0.85		10.27		1.12		105
2000	10.11	0.96	(0.96)	—	(0.96)	—	(0.96)	9.15	(0.09)		763,941	0.85		9.92		1.12		40

†  Returns are for the period indicated and have not been annualized.

(1)  Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

Amounts designated as “—” are zero or have been rounded to zero.

25

SEI Institutional Managed Trust

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2005 includes more detailed information about the SEI Institutional Managed Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds’ holdings and contain information from the Funds’ managers about strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:  Write to the Funds at:
1 Freedom Valley Drive
Oaks, PA 19456

By Internet:  http://www.seic.com

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-4878.

27

SEI INSTITUTIONAL MANAGED TRUST

Class I Shares

PROSPECTUS

January 31, 2005

LARGE CAP VALUE FUND

LARGE CAP GROWTH FUND

SMALL CAP VALUE FUND

SMALL CAP GROWTH FUND

CORE FIXED INCOME FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:

ALLIANCE CAPITAL MANAGEMENT L.P.

ARONSON+JOHNSON+ORTIZ, LP

ARTISAN PARTNERS LIMITED PARTNERSHIP

BLACKROCK ADVISORS, INC.

DAVID J. GREENE AND COMPANY, LLC

DELAWARE MANAGEMENT COMPANY

FRANKLIN PORTFOLIO ASSOCIATES, LLC

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

LEE MUNDER INVESTMENTS, LTD.

LSV ASSET MANAGEMENT

MARTINGALE ASSET MANAGEMENT, L.P.

MAZAMA CAPITAL MANAGEMENT, INC.

MCKINLEY CAPITAL MANAGEMENT INC.

METROPOLITAN WEST ASSET MANAGEMENT, LLC

MONTAG & CALDWELL, INC.

PEREGRINE CAPITAL MANAGEMENT, INC.

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

WELLINGTON MANAGEMENT COMPANY, LLP

WESTERN ASSET MANAGEMENT COMPANY

WELLS CAPITAL MANAGEMENT, INC.

1

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

2

About This Prospectus

The SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class I Shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth and Core Fixed Income Funds that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return that is common to each of the Funds.  For more detailed information about the Funds, please see:

Page
LARGE CAP VALUE FUND	XXX
LARGE CAP GROWTH FUND	XXX
SMALL CAP VALUE FUND	XXX
SMALL CAP GROWTH FUND	XXX
CORE FIXED INCOME FUND	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISERS	XXX
PURCHASING, SELLING AND EXCHANGING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	BACK COVER

3

ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund.  Some Funds may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, an asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles:  asset allocation, portfolio structure, the use of managers, and continuous portfolio management.  Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of SIMC’s investment philosophy.  SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class.  SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund.  These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes.  Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal.  Each Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds’ assets in a way that they believe will help the Funds achieve their goals.  SIMC acts as “manager of managers” for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds’ investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds’ Board.  Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal.  SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance.  In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments.  A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade.  The estimated level of volatility for

4

each Fund is set forth in the Fund Summaries that follow.  The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

5

LARGE CAP VALUE FUND

Fund Summary

Investment Goal:	Long-term growth of capital and income
Share Price Volatility:	Medium to high
Principal Investment Strategy:	Utilizing multiple sub-advisers that manage in a value style, the Fund invests in high quality income-producing U.S. common stocks of large companies

Investment Strategy

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies.  The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion.  The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year for three years.  The performance information shown is based on full calendar years.

2002	-18.05%
2003	29.14%
2004	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2004 to those of the Frank Russell 1000 Value Index.

Large Cap Value Fund — Class I	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
Frank Russell 1000 Value Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class I Shares is August 6, 2001.  Index returns shown from August 31, 2001.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Frank Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios.

7

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class I Shares
Investment Advisory Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*              The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s distributor each waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Large Cap Value Fund — Class I Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Large Cap Value Fund — Class I Shares	$	XX	$	XX	$	XX	$	XX

8

LARGE CAP GROWTH FUND

Fund Summary

Investment Goal:	Capital appreciation
Share Price Volatility:	Medium to high
Principal Investment Strategy:	Utilizing multiple sub-advisers that manage in a growth style, the Fund invests in large cap U.S. common stocks

Investment Strategy

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies.  The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion.  The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

9

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year for three years.  The performance information shown is based on full calendar years.

2002	-29.38%
2003	24.99%
2004	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2004 to those of the Frank Russell 1000 Growth Index.

Large Cap Growth Fund — Class I	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
Frank Russell 1000 Growth Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class I Shares is August 6, 2001.  Index returns shown from August 31, 2001.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Frank Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios.

10

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class I Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*              The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s distributor each waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Large Cap Growth Fund — Class I Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Large Cap Growth Fund — Class I Shares	$	XX	$	XX	$	XX	$	XX

11

SMALL CAP VALUE FUND

Fund Summary

Investment Goal:	Capital appreciation
Share Price Volatility:	High
Principal Investment Strategy:	Utilizing multiple sub-advisers that manage in a value style, the Fund invests in common stocks of smaller U.S. companies

Investment Strategy

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index.  The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital among other factors.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

12

In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

13

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year for three years. The performance information shown is based on full calendar years.

2002	-11.81%
2003	42.34%
2004	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2004 to those of the Frank Russell 2000 Value Index.

Small Cap Value Fund — Class I	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
Frank Russell 2000 Value Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class I Shares is February 11, 2002.  Index returns shown from February 28, 2002.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Frank Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest companies with lower growth rates and price-to-book ratios.

14

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class I Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*              The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s distributor each waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Small Cap Value Fund — Class I Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Small Cap Value Fund — Class I Shares	$	XX	$	XX	$	XX	$	XX

15

SMALL CAP GROWTH FUND

Fund Summary

Investment Goal:	Long-term capital appreciation
Share Price Volatility:	High
Principal Investment Strategy:	Utilizing multiple sub-advisers that manage in a growth style, the Fund invests in common stocks of smaller U.S. companies

Investment Strategy

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index.  The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

16

In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

17

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year for three years.  The performance information shown is based on full calendar years.

2002	-33.85%
2003	55.48%
2004	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2004 to those of the Frank Russell 2000 Growth Index.

Small Cap Growth Fund — Class I	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
Frank Russell 2000 Growth Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class I Shares is August 6, 2001.  Index returns shown from August 31, 2001.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Frank Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

18

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class I Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*              The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s distributor each waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Small Cap Growth Fund — Class I Shares	X.XX	%

For more information about these fees, see “Investment Advisers and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Small Cap Growth Fund — Class I Shares	$	XX	$	XX	$	XX	$	XX

19

CORE FIXED INCOME FUND

Fund Summary

Investment Goal:	Current income and preservation of capital
Share Price Volatility:	Medium
Principal Investment Strategy:	Utilizing multiple sub-advisers that have fixed income investment expertise, the Fund invests in investment grade U.S. fixed income securities

Investment Strategy

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities.  The Fund will invest primarily in investment grade U.S. corporate and Government fixed income securities, including mortgage-backed securities.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.  While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Brothers Aggregate Bond Index.  The dollar-weighted average duration of the Lehman Brothers Aggregate Bond Index varies significantly over time, but as of December 31, 2004 it was X.X years.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

What are the risks of investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.  Mortgage-backed securities are sensitive to changes in interest rates,

20

but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.  However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions.  There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations.  In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

21

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year for three years.  The performance information shown is based on full calendar years.

2002	8.83%
2003	5.06%
2004	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2004 to those of the Lehman Brothers Aggregate Bond Index.

Core Fixed Income Fund — Class I	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
Lehman Brothers Aggregate Bond Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%

*	The inception date for the Fund’s Class I Shares is August 6, 2001. Index returns shown from August 31, 2001.
**

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its market performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

22

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class I Shares
Investment Advisory Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*              The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s distributor each waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Core Fixed Income Fund — Class I Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Core Fixed Income Fund — Class I Shares	$	XX	$	XX	$	XX	$	XX

23

More Information About Fund Investments

This prospectus describes the Funds’ primary investment strategies.  However, each Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions.  During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s objectives.  In addition, for temporary defensive purposes, the Small Cap Growth Fund may invest all or a portion of its assets in common stocks of larger, more established companies and in investment grade fixed income securities.  A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income.  Of course, there is no guarantee that any Fund will achieve its investment goal.

Investment Adviser and Sub-Advisers

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds.  As of December 31, 2004, SIMC had approximately $XX billion in assets under management.  For the fiscal year ended September 30, 2004, SIMC received investment advisory fees, as a percentage of each Fund’s net assets, at the following annual rates:

Large Cap Value Fund	X.XX	%*
Large Cap Growth Fund	X.XX	%*
Small Cap Value Fund	X.XX	%*
Small Cap Growth Fund	X.XX	%*
Core Fixed Income Fund	X.XX	%*

*After fee waivers.

24

Sub-Advisers and Portfolio Managers

Large Cap Value Fund:

Alliance Capital Management L.P.:  Sanford C. Bernstein (Bernstein), a unit of Alliance Capital Management L.P., located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Large Cap Value Fund.  Drew Demakis, Chief Investment Officer- Structured Equities, manages the portion of the Large Cap Value Fund’s assets allocated to Bernstein.  Mr. Demakis joined Bernstein in 1998.

Aronson+Johnson+Ortiz, LP:  Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Value Fund.  Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, Ph.D., Principal, Martha E. Ortiz, CFA, CIC, Principal, and Gina Marie N. Moore, CFA, CPA, Principal, serve as portfolio managers of the portion of the Large Cap Value Fund’s assets allocated to AJO.  Mr. Aronson founded AJO in 1984.  Ms. Ortiz, Mr. Johnson and Ms. Moore have been with AJO since 1987, 1993 and 1998, respectively.

Franklin Portfolio Associates, LLC:  Franklin Portfolio Associates, LLC (Franklin), located at One Boston Place, 29th Floor, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Large Cap Value Fund.  A team of investment professionals at Franklin, led by John Cone, manages the portion of the Large Cap Value Fund’s assets allocated to Franklin.  Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982.

LSV Asset Management:  LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Value Fund.  Josef Lakonishok, Robert Vishny and Menno Vermeulen serve as portfolio managers of the portion of the Large Cap Value Fund’s assets allocated to LSV.  They are all partners of LSV.  An affiliate of SIMC owns an interest in LSV.  SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Value Fund’s assets allocated to LSV.

Large Cap Growth Fund:

Goldman Sachs Asset Management, L.P.:  Goldman Sachs Asset Management, L.P. (Goldman Sachs), a business unit of the Investment Management Division of Goldman, Sachs & Co., located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Large Cap Growth Fund.  A team of investment professionals at Goldman Sachs manages the portion of the Large Cap Growth Fund’s assets allocated to Goldman Sachs.

McKinley Capital Management Inc.:  McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Growth Fund.  A team of investment professionals led by Robert B. Gillam manages the portion of the Large Cap Growth Fund’s assets allocated to McKinley Capital.  Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm’s inception in 1990, and has over 32 years of investment experience.

Montag & Caldwell, Inc.:  Montag & Caldwell, Inc. (Montag & Caldwell), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, serves as a Sub-Adviser to the

25

Large Cap Growth Fund.  William A. Vogel, Executive Vice President of Montag & Caldwell, serves as portfolio manager of the portion of the Large Cap Growth Fund’s assets allocated to Montag & Caldwell.  Mr. Vogel has been a portfolio manager at Montag & Caldwell for 17 years, and has 24 years of investment experience.

Peregrine Capital Management Inc.:  Peregrine Capital Management Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402-2018, serves as a Sub-Adviser to the Large Cap Growth Fund.  John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Large Cap Growth Fund’s assets allocated to Peregrine.  Mr. Dale joined Peregrine in 1987 and began his investment management career in 1968.  Mr. Nussbaum joined Peregrine in 1990 and began his investment management career in 1987.

Transamerica Investment Management, LLC:  Transamerica Investment Management, LLC (TIM), located at 1150 S. Olive Street, 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Large Cap Growth Fund.  Jeffrey S. Van Harte, CFA, Executive Vice President, Portfolio Manager and Head of Equities, and Gary U. Rollé, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of the portion of the Large Cap Growth Fund’s assets allocated to TIM.  Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 24 years of investment experience.  Mr. Rollé has been with TIM and its predecessor firm since 1967, and has over 37 years of investment management experience.

Small Cap Value Fund:

Artisan Partners Limited Partnership:  Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small Cap Value Fund.  Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers of the portion of the Small Cap Value Fund’s assets allocated to Artisan. Messrs. Satterwhite and Kieffer joined Artisan in 1997.

BlackRock Advisors, Inc.:  BlackRock Advisors, Inc. (BlackRock) located at 100 Belleview Parkway, Wilmington, Delaware 19809, serves as a Sub-Adviser to the Small Cap Value Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O’Connor, CFA, serves as a co-portfolio manager of the portion of the Small Cap Value Fund’s assets allocated to BlackRock.  Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.’s small and mid cap value equity products since the firm’s inception in 1995.  Prior to joining BlackRock in 2002, Ms. O’Connor served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management, L.P. from 1997-2000.

David J. Greene and Company, LLC:  David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund.  Benjamin H. Nahum, Executive Vice President and Portfolio Manager, and Michael C. Greene, Chief Executive Officer, of David J. Greene serve as portfolio managers of the portion of the Small Cap Value Fund’s assets allocated to David J. Greene.  Messrs. Nahum and Greene have been Owners/Principals of the firm for the past 14 years.

Lee Munder Investments, Ltd.:  Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small

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Cap Value Fund.  Todd Vingers serves as portfolio manager of the portion of the Small Cap Value Fund’s assets allocated to LMIL.  Mr. Vingers has over 13 years of investment experience.

LSV Asset Management:  LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Value Fund.  Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the Small Cap Value Fund’s assets allocated to LSV.  They are all partners of LSV.  An affiliate of SIMC owns an interest in LSV.  SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the portion of the Small Cap Value Fund’s assets allocated to LSV.

Martingale Asset Management, L.P.:  Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Value Fund.  A team of investment professionals at Martingale manages the portion of the Small Cap Value Fund’s assets allocated to Martingale.

[Security Capital Research & Management Incorporated:  Security Capital Research & Management Incorporated (Security Capital), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small Cap Value Fund.  Anthony R. Manno, Jr., President and Chief Investment Officer, Kenneth D. Statz, Managing Director and Senior Market Strategist, Kevin W. Bedell, Senior Vice President, and David E. Rosenbaum, Senior Vice President, comprise the Portfolio Management Committee of Security Capital. The Portfolio Management Committee is responsible for determining the portfolio composition of the portion of the Small Cap Value Fund’s assets allocated to Security Capital.  Messrs. Manno, Statz, Bedell and Rosenbaum have an average of 21 years of investment experience and joined Security Capital in 1994, 1995, 1996 and 1997, respectively.]

Wellington Management Company, LLP:  Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02019, serves as a Sub-Adviser to the Small Cap Value Fund. James P. Hoffman, Senior Vice President and Partner of Wellington Management, serves as portfolio manager of the portion of the Small Cap Value Fund’s assets allocated to Wellington Management.  Mr. Hoffman joined Wellington Management in 1997, and has over 20 years of investment experience.

Small Cap Growth Fund:

Delaware Management Company:  Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small Cap Growth Fund.  A team of investment professionals at DMC manages the portion of the Small Cap Growth Fund’s assets allocated to DMC.  The team members have an average of 15 years of investment experience.

Lee Munder Investments, Ltd.:  Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Growth Fund.  Andrew Beja, CFA, Managing Director of LMIL, and Thomas Holman, Portfolio Manager, serve as portfolio managers of the portion of the Small Cap Growth Fund’s assets allocated to LMIL.  Mr. Beja and Mr. Holman each have over 18 and 11 years of investment experience, respectively.

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Mazama Capital Management, Inc.:  Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small Cap Growth Fund.  Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama, and Stephen C. Brink, CFA, Senior Vice President, Director of Research and Portfolio Manager of Mazama, serve as portfolio managers of the portion of the Small Cap Growth Fund’s assets allocated to Mazama.  Messrs. Sauer and Brink both joined Mazama in 1997, and each has over 24 and 27 years of investment experience, respectively.

McKinley Capital Management Inc.:  McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals led by Robert B. Gillam manages the portion of the Small Cap Growth Fund’s assets allocated to McKinley Capital.  Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm’s inception in 1990, and has over 32 years of investment experience.

Wellington Management Company, LLP:  Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small Cap Growth Fund.  Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small Cap Growth Fund’s assets allocated to Wellington Management.  Mr. Rome joined Wellington Management in 1994, and has 19 years of investment experience.

Core Fixed Income Fund:

BlackRock Advisors, Inc.:  BlackRock Advisors, Inc. (BlackRock), located at 100 Belleview Parkway, Wilmington, Delaware, 19809, serves as a Sub-Adviser to the Core Fixed Income Fund.  A team of investment professionals at BlackRock, led by Chief Investment Officer Keith Anderson, manages the portion of the Core Fixed Income Fund’s assets allocated to BlackRock.

Metropolitan West Asset Management LLC:  Metropolitan West Asset Management LLC (MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser to the Core Fixed Income Fund.  MWAM’s portfolio management team of Tad Rivelle, Laird Landmann, Stephen Kane, CFA, and David Lippman manages the portion of the Core Fixed Income Fund’s assets allocated to MWAM.  Mr. Rivelle is Managing Director and Chief Investment Officer at MWAM and co-founded the firm in 1996.  Messrs. Landmann and Kane are Managing Directors and co-founders of MWAM.  Mr. Lippman is Managing Director at MWAM, joining the firm in 2001.  Each member of the portfolio management team has over 14 years of investment experience.

Wells Capital Management, Inc.:  Wells Capital Management, Inc. (Wells Capital), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Core Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of Wells Capital.  A team of investment professionals at Wells Capital, led by Senior Managing Director Bill Stevens and Senior Portfolio Manager Marie Chandoha, manages the portion of the Core Fixed Income Fund’s assets allocated to Wells Capital.  Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management, which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984.  Ms. Chandoha joined the fixed income team in 1999, and began her investment career in 1983.  Prior to that, Ms. Chandoha was Chief Bond Strategist at Goldman Sachs from 1996-1999.

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Western Asset Management Company:  Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Core Fixed Income Fund.  A team of investment professionals at Western Asset, led by Chief Investment Officer Kenneth Leech, manages the portion of the Core Fixed Income Fund’s assets allocated to Western Asset.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class I Shares of the Funds.

The Funds offer Class I Shares only to financial institutions and intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Funds’ Transfer Agent (or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law.  The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.  This includes those from any individual or group who, in a Fund’s view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).  For more information regarding the Funds’ policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Funds.  For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee

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for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).  So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time.  A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If such prices are not readily available or are determined to be unreliable, the Funds will value the security using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Funds’ Fair Value Procedures, as described below.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  This policy does not apply with respect to money market funds.  The Funds’ transfer agent will monitor trades in an effort to detect short-term trading activities.  If, as

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a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.              if the shareholder conducts four or more “round trips” in a Fund (other than a money market fund) in any twelve-month period.   A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares.  An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.             if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policy are made in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders.  When applying the Funds’ policy, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended as a reasonable approach for identifying and deterring short-term trading in the Funds.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques.  Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

While it is the Funds’ intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds’ policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds’ trading or exchange restrictions.  The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans.  A Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, including no action, as deemed appropriate in light of all the facts and circumstances.

Minimum Purchases

To purchase Class I Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000.  A Fund may accept investments of smaller amounts at its discretion.

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Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class I Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

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Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class I Shares of any Fund for Class I Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone.  You may also exchange shares through your financial institution or intermediary by telephone.  This exchange privilege may be changed or canceled at any time upon 60 days’ notice.  When you exchange shares, you are really selling your shares and buying other Fund shares.  So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.  SIDCo. receives no compensation for distributing the Funds’ shares.

For Class I Shares, shareholder and administrative servicing fees, as a percentage of average daily net assets, may each be up to 0.25%.

Disclosure of Portfolio Holdings Information

Information regarding the Funds’ policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for a Fund is available on the

33

following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, a Fund will post to the website the Fund’s top ten holdings and full portfolio holdings.  A Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

Dividends, Distributions and Taxes

Dividends and Distributions

The Large Cap Value, Large Cap Growth, Small Cap Value and Small Cap Growth Funds distribute their investment income quarterly as a dividend to shareholders.  The Funds make distributions of capital gains, if any, at least annually.

The Core Fixed Income Fund declares its net investment income daily and distributes it monthly as a dividend to shareholders.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

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Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Funds have summarized some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.  Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.  Long-term capital gains are currently taxable at the maximum rate of 15%.  Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Each sale of Fund shares may be a taxable event.  For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.  Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year.  Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

It is expected that distributions from the Core Fixed Income Fund will primarily consist of ordinary income and that distributions from the Fund will not be eligible for the lower tax rates applicable to qualified dividend income.

The Funds use a tax management technique known as highest in, first out.  Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

More information about taxes is in the Funds’ SAI.

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Financial Highlights

The tables that follow present performance information about Class I Shares of each Fund.  This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by [                                          ], independent registered public accounting firm.  Their report, along with each Fund’s financial statements, appears in the annual report that accompanies the Funds’ SAI.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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For the periods ended September 30,

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Large Cap Value Fund
Class I
2004	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX %	$ XX	X.XX	%	X.XX %	X.XX	%	XX	%
2003	13.94	0.21	(3)	2.86	(3)	3.07	(0.21)	—	(0.21)	16.80	22.17	9,086	1.10		1.36	1.22		106
2002	17.39	0.19		(3.28)		(3.09)	(0.17)	(0.19)	(0.36)	13.94	(18.24)	6,175	1.10		1.01	1.22		41
2001 (1)	19.38	0.03		(2.02)		(1.99)	—	—	—	17.39	(10.27)	152	1.10		1.09	1.22		89
Large Cap Growth Fund
Class I
2004	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX %	$ XX	X.XX	%	X.XX %	X.XX	%	XX	%
2003	12.92	(0.03	)(3)	2.79	(3)	2.76	— *	—	— *	15.68	21.37	12,323	1.10		(0.24)	1.27		72
2002	16.72	(0.07	)(3)	(3.73	)(3)	(3.80)	—	—	—	12.92	(22.73)	7,934	1.10		(0.41)	1.27		62
2001 (1)	20.60	(0.01)		(3.87)		(3.88)	—	—	—	16.72	(18.83)	81	1.10		(0.45)	1.28		112
Small Cap Value Fund
Class I
2004	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX %	$ XX	X.XX	%	X.XX %	X.XX	%	XX	%
2003	13.99	0.04	(3)	3.90	(3)	3.94	(0.05)	(0.44)	(0.49)	17.44	28.91	2,572	1.35		0.23	1.52		99
2002 (2)	16.47	0.02		(2.49)		(2.47)	(0.01)	—	(0.01)	13.99	(14.99)	727	1.35		0.21	1.52		48
Small Cap Growth Fund
Class I
2004	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX %	$ XX	X.XX	%	X.XX %	X.XX	%	XX	%
2003	9.59	(0.11	)(3)	4.55	(3)	4.44	—	—	—	14.03	46.30	5,339	1.35		(0.91)	1.52		166
2002	12.35	(0.08	)(3)	(2.68	)(3)	(2.76)	—	—	—	9.59	(22.35)	1,879	1.35		(0.71)	1.53		156
2001 (1)	15.59	(0.02)		(3.22)		(3.24)	—	—	—	12.35	(20.78)	46	1.35		(1.12)	1.54		157
Core Fixed Income Fund
Class I
2004	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX %	$ XX	X.XX	%	X.XX %	X.XX	%	XX	%
2003	10.67	0.37	(3)	0.28	(3)	0.65	(0.39)	(0.22)	(0.61)	10.71	6.37	5,931	0.85		3.46	1.09		470
2002	10.76	0.49		0.07		0.56	(0.49)	(0.16)	(0.65)	10.67	5.53	4,268	0.85		4.52	1.09		379
2001 (1)	10.60	0.08		0.16		0.24	(0.08)	—	(0.08)	10.76	2.28	86	0.85		5.01	1.09		358

†          Returns are for the period indicated and have not been annualized.

*          Amount represents less than $0.01.

(1)       Commenced operations on August 6, 2001.  All ratios for the period have been annualized.

(2)       Commenced operations on February 11, 2002.  All ratios for the period have been annualized.

(3)       Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

Amounts designated as “—” are zero or have been rounded to zero.

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SEI INSTITUTIONAL MANAGED TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2005 includes more detailed information about the SEI Institutional Managed Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds’ holdings and contain information from the Funds’ managers about strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:  Write to the Funds at:
1 Freedom Valley Drive
Oaks, PA 19456

By Internet:  www.seic.com

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-4878.

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SEI INSTITUTIONAL MANAGED TRUST

Class Y Shares

Prospectus

January 31, 2005

TAX-MANAGED LARGE CAP FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:

ALLIANCE CAPITAL MANAGEMENT L.P.

ARONSON+JOHNSON+ORTIZ, LP

BARCLAYS GLOBAL FUND ADVISORS

FRANKLIN PORTFOLIO ASSOCIATES, LLC

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

LSV ASSET MANAGEMENT

MONTAG & CALDWELL, INC.

PARAMETRIC PORTFOLIO ASSOCIATES

PEREGRINE CAPITAL MANAGEMENT, INC.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

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About This Prospectus

The SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class Y Shares of the Tax-Managed Large Cap Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

Page
PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE INFORMATION AND EXPENSES	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISERS	XXX
PURCHASING, SELLING AND EXCHANGING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	BACK COVER

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ASSET ALLOCATION

The Tax-Managed Large Cap Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Fund, SEI Investments Management Corporation (SIMC) constructs and maintains asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds that are part of the allocation strategies varies, as does the investment risk/return potential represented by the Fund and the other funds.  Because of the historical lack of correlation among various asset classes, an investment in the Fund along with other funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, an asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles:  asset allocation, portfolio structure, the use of managers, and continuous portfolio management.  Asset allocation across appropriate asset classes (represented by the Fund) is the central theme of SIMC’s investment philosophy.  SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class.  SIMC then oversees a network of managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund.  These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes.  Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Fund to ensure that they do not deviate from their stated investment philosophy or process.

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RISK/RETURN INFORMATION

The Tax-Managed Large Cap Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund’s assets in a way they believe will help the Fund achieve its goal.  SIMC acts as “manager of managers” for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund’s investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund’s Board.  Still, investing in the Funds involves risk, and there is no guarantee that the Fund will achieve its goal.  SIMC and the Sub-Advisers make judgements about the securities markets, the economy, and companies, but these judgements may not anticipate actual market movements of the impact of economic conditions on company performance.  In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.  A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade.  The estimated level of volatility for the Fund is set forth in the Fund Summary that follows.  The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

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TAX-MANAGED LARGE CAP FUND

Fund Summary

Investment Goal:	High long-term after-tax returns
Share Price Volatility:	Medium to high
Principal Investment Strategy:	Utilizing multiple sub-advisers, the Fund seeks long-term capital appreciation while minimizing the current tax impact on shareholders by buying and holding undervalued large cap U.S. common stocks

Investment Strategy

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies.  The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that large capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole.

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The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class Y Shares for two years.  The performance information shown is based on two full calendar years.

2003	28.35%
2004	X.XX%

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class Y Shares for the periods ended December 31, 2004 to those of the Frank Russell 1000 Index.

Tax-Managed Large Cap Fund — Class Y	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
Frank Russell 1000 Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%

*                         The inception date of the Fund’s Class Y Shares is April 8, 2002.  Index returns shown from April 30, 2002.

**                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Frank Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Class Y Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*                         The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s distributor each waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Tax-Managed Large Cap Fund — Class Y Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Tax-Managed Large Cap Fund — Class Y Shares	$	XX	$	XX	$	XX	$	XX

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More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s objectives.  The Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Advisers

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Fund’s investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund.  As of December 31, 2004, SIMC had approximately $XX billion in assets under management.  For the fiscal year ended September 30, 2004, SIMC received investment advisory fees, after fee waivers, as a percentage of the Fund’s net assets, at the annual rate of X.XX%.

Sub-Advisers and Portfolio Managers

Alliance Capital Management L.P.:  Sanford C. Bernstein (Bernstein), a unit of Alliance Capital Management L.P., located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  Drew Demakis, Chief Investment Officer-Structured Equities, manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to Bernstein.  Mr. Demakis joined Bernstein in 1998.

Aronson+Johnson+Ortiz, LP:  Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, Ph.D., Principal, Martha E. Ortiz, CFA, CIC, Principal, and Gina Marie N. Moore,

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CFA, CPA, Principal, serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund’s assets allocated to AJO.  Mr. Aronson founded AJO in 1984.  Ms. Ortiz, Mr. Johnson and Ms. Moore have been with AJO since 1987, 1993 and 1998, respectively.

Franklin Portfolio Associates, LLC:  Franklin Portfolio Associates, LLC (Franklin), located at One Boston Place, 29th Floor, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  A team of investment professionals at Franklin, led by John Cone, manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to Franklin.  Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982.

Goldman Sachs Asset Management, L.P.:  Goldman Sachs Asset Management, L.P. (Goldman Sachs), a business unit of the Investment Management Division of Goldman, Sachs & Co., located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Goldman Sachs manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to Goldman Sachs.

LSV Asset Management:  LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  Josef Lakonishok, Robert Vishny and Menno Vermeulen serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund’s assets allocated to LSV.  They are all partners of LSV.  An affiliate of SIMC owns an interest in LSV.  SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Tax-Managed Large Cap Fund’s assets allocated to LSV.

Montag & Caldwell, Inc.:  Montag & Caldwell, Inc. (Montag & Caldwell), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  William A. Vogel, Executive Vice President of Montag & Caldwell, serves as portfolio manager of the portion of the Tax-Managed Large Cap Fund’s assets allocated to Montag & Caldwell.  Mr. Vogel has been a portfolio manager at Montag & Caldwell for 17 years, and has 24 years of investment experience.

Parametric Portfolio Associates:  Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  A team of investment professionals at Parametric, led by David Stein, Chief Investment Officer, and Tom Seto, Lead Portfolio Manager, manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to Parametric.  Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively.

Peregrine Capital Management, Inc.:  Peregrine Capital Management, Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402-2018, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund’s assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987 and began his investment management career in 1968. Mr. Nussbaum joined Peregrine in 1990 and began his investment management career in 1987.

Transamerica Investment Management, LLC:  Transamerica Investment Management, LLC (TIM), located at 1150 S. Olive Street, 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund.  Jeffrey S. Van Harte, CFA, Executive Vice President, Portfolio Manager and Head of Equities, and Gary U. Rollé, CFA, President and Chief

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Investment Officer, of TIM serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund’s assets allocated to TIM.  Mr. Van Harte has been with TIM and its predecessor firm since 1980, and has over 24 years of investment experience.  Mr. Rollé has been with TIM and its predecessor firm since 1967, and has over 37 years of investment management experience.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class Y Shares of the Fund.

The Fund offers Class Y Shares only to financial institutions and intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class Y Shares by placing orders with the Fund’s Transfer Agent (or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).  For more information regarding the Fund’s policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee

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for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).  So, for you to receive the current Business Day’s NAV, the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time.  The Fund will not accept orders that request a particular day or price for the transaction or any other special condition.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If such prices are not readily available or are determined to be unreliable, the Fund will value the security using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Fund’s Fair Value Procedures, as described below.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Fund’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  This policy does not apply with respect to money market funds.  The Fund’s transfer agent will monitor trades in an effort to detect short-term trading activities.  If, as a result

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of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.              if the shareholder conducts four or more “round trips” in the Fund (other than a money market fund) in any twelve-month period.   A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares.  An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.             if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund in its sole discretion also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund’s policy are made in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.  When applying the Fund’s policy, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended as a reasonable approach for identifying and deterring short-term trading in the Fund.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques.  Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

While it is the Fund’s intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund’s policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund’s trading or exchange restrictions.  The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans.  The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, including no action, as deemed appropriate in light of all the facts and circumstances.

Minimum Purchases

To purchase Class Y Shares for the first time, you must invest at least $100,000 in the Fund with minimum subsequent investments of at least $1,000.  The Fund may accept investments of smaller amounts at its discretion.

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Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class Y Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge you a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary

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receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class Y Shares of any Fund for Class Y Shares of any other Fund on any Business Day by contacting the Fund directly by mail or telephone.  You may also exchange shares through your financial institution or intermediary by telephone.  This exchange privilege may be changed or canceled at any time upon 60 days’ notice.  When you exchange shares, you are really selling your shares and buying other Fund shares.  So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives no compensation for distributing the Fund’s shares.

For Class Y Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.15%.

15

Disclosure of Portfolio Holdings Information

Information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for the Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Fund will post to the website the Fund’s top ten holdings and full portfolio holdings.  The Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund distributes its investment income quarterly as a dividend to shareholders.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

16

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions, including net short-term capital gains and excluding qualified dividend income, are generally taxable at ordinary income tax rates.  Capital gains distributions and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.  Each sale or exchange of Fund shares may be a taxable event.  For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

The Fund uses a tax management technique known as highest in, first out.  Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

More information about taxes is in the Fund’s SAI.

17

Financial Highlights

The table that follows presents performance information about Class Y Shares of the Fund.  This information is intended to help you understand the Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by [                                          ], independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report that accompanies the Fund’s SAI.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

18

For the periods ended September 30,
For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized And Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Portfolio Turnover Rate
Tax-Managed Large Cap Fund
Class Y
2004	$X.XX	$X.XX		$X.XX		$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	X.XX	%	$XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2003	7.50	0.10	(2)	1.71	(2)	1.81	(0.10)	—	(0.10)	9.21	24.26		3,834	0.55		1.17		0.72		99
2002(1)	10.45	0.05		(2.98)		(2.93)	(0.02)	—	(0.20)	7.50	(28.05)		2,631	0.55		1.03		0.72		80

†               Returns are for the period indicated and have not been annualized.

(1)           Tax-Managed Large Cap Class Y Shares commenced operations on April 8, 2002.  All ratios for the period have been annualized.

(2)           Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

Amounts designated as “—” are zero or have been rounded to zero.

19

SEI Institutional Managed Trust

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2005 includes more detailed information about the SEI Institutional Managed Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:  Write to the Fund at:
1 Freedom Valley Drive
Oaks, PA 19456

By Internet:  www.seic.com

20

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-4878.

21

SEI INSTITUTIONAL MANAGED TRUST

Administrator:

SEI Investments Fund Management

Distributor:

SEI Investments Distribution Co.

Adviser:

SEI Investments Management Corporation

Sub-Advisers:

Alliance Capital Management L.P.'s investment unit of Sanford C. Bernstein	LSV Asset Management Martingale Asset Management, L.P.

Analytic Investors, Inc.	Metropolitan West Asset Management, LLC

Aronson+Johnson+Ortiz, LP	McKinley Capital Management Inc.

Artisan Partners Limited Partnership	Mazama Capital Management Inc.

BlackRock Advisors, Inc.	Montag & Caldwell, Inc.

David J. Greene and Company, LLC Delaware Management Company	Nomura Corporate Research and Asset Management Inc.

Enhanced Investment Technologies, LLC	Parametric Portfolio Associates

Franklin Portfolio Associates, LLC	Peregrine Capital Management, Inc.

Goldman Sachs Asset Management, L.P.	Quantitative Management Associates LLC

ING Investment Management Co. Integrity Asset Management, LLC	Security Capital Research & Management Group Incorporated

Lee Munder Investments, Ltd.	Transamerica Investment Management, LLC

Lincoln Capital Fixed Income Management Company, LLC Western Asset Management Company	Wellington Management Company, LLP Wells Capital Management, Inc.

This Statement of Additional Information is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Institutional Managed Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses relating to the Class A shares of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Disciplined Equity, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Equity, Mid-Cap, Real Estate and Managed Volatility Funds, the Class A shares of the Core Fixed Income and High Yield Bond Funds, the Class I shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth and Core Fixed Income Funds, and the Class Y shares of the Tax-Managed Large Cap Fund, each dated January 31, 2005. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., at Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust's financial statements for the fiscal year ended September 30, 2004, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference from the Trust's 2004 Annual Report. A copy of the 2004 Annual Report must accompany the delivery of this Statement of Additional Information. The Funds' most recent annual full portfolio schedule from Form N-CSR is a separate document supplied with the Statement of Additional Information and is incorporated by reference into this Statement of Additional Information.

January 31, 2005

TABLE OF CONTENTS

THE TRUST	S-2

INVESTMENT OBJECTIVES AND POLICIES	S-2

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-9

American Depositary Receipts	S-9

Asset-Backed Securities	S-9

Commercial Paper	S-10

Construction Loans	S-10

Equity Securities	S-10

Fixed Income Securities	S-12

Foreign Securities	S-13

Forward Foreign Currency Contracts	S-14

Futures and Options on Futures	S-15

Illiquid Securities	S-16

Investment Companies	S-17

Money Market Securities	S-17

Mortgage-Backed Securities	S-17

Municipal Securities	S-20

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-21

Options	S-21

Pay-In-Kind Bonds	S-22

Receipts	S-22

REITs	S-23

Repurchase Agreements	S-23

Restricted Securities	S-23

Securities Lending	S-24

Short Sales	S-24

Swaps, Caps, Floors, Collars and Swaptions	S-25

U.S. Government Securities	S-27

Variable or Floating Rate Securities	S-27

When-Issued and Delayed Delivery Securities	S-27

Yankee Obligations	S-28

Zero Coupon Securities	S-28

INVESTMENT LIMITATIONS	S-29

THE ADMINISTRATOR AND TRANSFER AGENT	S-33

THE ADVISER AND SUB-ADVISERS	S-34

DISTRIBUTION AND SHAREHOLDER SERVICING	S-39

TRUSTEES AND OFFICERS OF THE TRUST	S-40

PROXY VOTING POLICIES AND PROCEDURES	S-45

PURCHASE AND REDEMPTION OF SHARES	S-45

TAXES	S-46

PORTFOLIO TRANSACTIONS	S-48

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-53

DESCRIPTION OF SHARES	S-53

LIMITATION OF TRUSTEES' LIABILITY	S-53

CODE OF ETHICS	S-54

VOTING	S-54

SHAREHOLDER LIABILITY	S-54

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-54

MASTER/FEEDER OPTION	S-59

CUSTODIAN	S-59

EXPERTS	S-59

LEGAL COUNSEL	S-59

DESCRIPTION OF RATINGS	A-1

January 31, 2005

THE TRUST

SEI Institutional Managed Trust (the "Trust") is an open-end management investment company that offers shares of diversified and non-diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 20, 1986. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of shares of such portfolios. Shareholders may purchase shares in certain portfolios through separate classes. Class A, Class I and Class Y shares may be offered which may provide for variations in transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to shareholder servicing, administrative servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

This Statement of Additional Information relates to the following portfolios: Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Disciplined Equity, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Equity, Mid-Cap, Managed Volatility, Real Estate, Core Fixed Income, and High Yield Bond Funds (each a "Fund" and, together, the "Funds"), including all classes of the Funds.

The investment adviser and investment sub-advisers to the Funds are referred to collectively as the "advisers."

INVESTMENT OBJECTIVES AND POLICIES

LARGE CAP VALUE FUND-The investment objective of the Large Cap Value Fund is long-term growth of capital and income. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

The Fund may also invest in securities of foreign issuers. The Fund may only invest in equity securities if they are listed on registered exchanges or actively traded in the over-the-counter market and in American Depositary Receipts ("ADRs") traded on registered exchanges or on NASDAQ.

Any remaining assets may be invested in other equity securities and in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed delivery securities, receipts, shares of real estate investment trusts ("REITs") and shares of other investment companies, and lend its securities to qualified borrowers.

The Fund may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the Securities and Exchange Commission (the "SEC"), the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the Investment Company Act of 1940, as amended (the "1940 Act"), provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

LARGE CAP GROWTH FUND-The investment objective of the Large Cap Growth Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ, as well as ADRs not traded on an established exchange.

Any remaining assets may be invested in investment grade fixed income securities or in equity securities of smaller companies that the Fund's sub-advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

TAX-MANAGED LARGE CAP FUND-The investment objective of the Tax-Managed Large Cap Fund is to achieve high long-term after-tax returns for its shareholders. The investment objective of the Fund is fundamental, and may not be changed unless authorized by a vote of the Fund's shareholders. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion.

The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ. Any remaining assets may be invested in investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities, or in equity securities of smaller companies that the Fund's sub-advisers believe are appropriate in light of the Fund's objective. The Fund may acquire shares of other investment companies, when-issued and delayed delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

The Fund is designed for long-term taxable investors, including high net worth individuals. The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

Realized capital gains will be minimized in part by investing primarily in established companies with the expectation of holding these securities for a period of years. The Fund's sub-advisers will generally seek to avoid realizing short-term capital gains, thereby minimizing portfolio turnover. When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

LARGE CAP DISCIPLINED EQUITY FUND-The investment objective of the Large Cap Disciplined Equity Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities.

The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (the "S&P 500 Index'') (currently between $902 million and $311 billion). The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund also may engage in short sales.

In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors.''

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

SMALL CAP VALUE FUND-The investment objective of the Small Cap Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of both the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ. Any remaining assets may be invested in investment grade fixed income securities or equity securities of larger, more established companies that the Fund's sub-advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs and shares of other investment companies, and lend its securities to qualified borrowers.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

SMALL CAP GROWTH FUND-The investment objective of the Small Cap Growth Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of both the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. Each sub-adviser selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth potential and positive earnings surprises.

The Fund may also invest in securities of foreign issuers. The Fund may only invest in equity securities if they are listed on registered exchanges or actively traded in the over-the-counter market and in ADRs traded on registered exchanges or on NASDAQ.

Any remaining assets may be invested in equity securities of more established companies that the sub-advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs and shares of other investment companies, and lend its securities to qualified borrowers.

For temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks of larger, more established companies and in investment grade fixed income securities.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

TAX-MANAGED SMALL CAP FUND-The investment objective of the Tax-Managed Small Cap Fund is to achieve high long-term after-tax returns for its shareholders. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $23 million and $6.4 billion as of April 30, 2004).

The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ. Any remaining assets may be invested in other equity securities, and investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities. The Fund may acquire shares of other investment companies, when-issued and delayed-delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

The Fund is designed for long-term taxable investors, including high net worth individuals. The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time. The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

SMALL/MID CAP EQUITY FUND-The investment objective of the Small/Mid Cap Equity Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Small/Mid Cap Equity Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (currently between $39 million and $6.5 billion). In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

MID-CAP FUND-The investment objective of the Mid-Cap Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of medium-sized companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of between $500 million and $5 billion. The sub-adviser selects stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions. Any remaining assets may be invested in equity securities of larger, more established companies, investment grade fixed income securities or money market securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs and shares of other investment companies, and lend its securities to qualified borrowers.

For temporary defensive purposes, when the adviser or sub-adviser determines that market conditions warrant, the Fund may invest all or a portion of its assets in equity securities of larger companies.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

MANAGED VOLATILITY FUND-The investment objective of the Managed Volatility Fund is capital appreciation with less volatility than the broad U.S. equity markets. There can be no assurance that the Fund will achieve its investment objective.

The Managed Volatility Fund may invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures and swap agreements and engage in short sales.

In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

REAL ESTATE FUND-The investment objective of the Real Estate Fund is total return, including current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, convertible securities and preferred stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs)). The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States.

In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors.''

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

CORE FIXED INCOME FUND-The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and Government fixed income securities, including mortgage-backed securities. Fixed income securities in which the Fund may invest consist of: (i) corporate bonds and debentures, (ii) obligations issued by the U.S. Government, its agencies and instrumentalities, (iii) municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations, (iv) receipts involving U.S. Treasury obligations, (v) mortgage-backed securities, (vi) asset-backed securities, (vii) zero coupon, pay-in-kind or deferred payment securities, and (viii) securities issued on a when-issued and a delayed-delivery basis, including TBA mortgage-backed securities.

Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) warrants, (iv) money market securities, (v) construction loans and (vi) Yankee obligations. The Fund may also invest in fixed income securities issued by foreign issuers. In addition, the Fund may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures, foreign currency contracts and enter into swap transactions, including caps, collars, floors and swaptions. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

While each sub-adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Aggregate Bond Index (4.5 years as of December 31, 2003).

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

HIGH YIELD BOND FUND-The investment objective of the High Yield Bond Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The sub-advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security. In addition, the Fund may invest in unrated securities.

The Fund may invest in all types of fixed income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities, (ii) asset-backed securities, (iii) zero coupon, pay-in-kind or deferred payment securities, (iv) variable and floating rate instruments, and (v) Yankee obligations.

Any assets of the Fund not invested in the fixed income securities described above may be invested in: (i) convertible securities, (ii) preferred stocks, (iii) equity securities, (iv) investment grade fixed income securities, (v) money market securities, (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities, and (vii) forward foreign currency contracts. The Fund may invest in U.S. dollar denominated obligations and securities of foreign issuers. In addition, the Fund may purchase or write options, futures and options on futures and enter into swap transactions, including caps, collars, floors, credit default swaps and swaptions. The Fund may invest in ADRs traded on registered exchanges or on NASDAQ. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

The advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

The "Appendix" to this Statement of Additional Information sets forth a description of the bond rating categories of several nationally recognized statistical ratings organizations ("NRSROs"). The ratings established by each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality, and may not reflect changes in an issuer's creditworthiness. Accordingly, although the advisers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

The achievement of the Fund's investment objective may be more dependent on the adviser's own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of an adviser, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. Each Fund's advisers will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

AMERICAN DEPOSITARY RECEIPTS-American Depositary Receipts ("ADRs"), as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

ASSET-BACKED SECURITIES-Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts, and for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

COMMERCIAL PAPER-Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

CONSTRUCTION LOANS-In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association ("GNMA") insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

EQUITY SECURITIES-Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FIXED INCOME SECURITIES-Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturities are also subject to greater fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by a Fund's adviser. See "Appendix A-Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the advisers will review the situation and take appropriate action with regard to the security.

Lower Rated Securities. Lower-rated bonds are commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES-Foreign securities are issued by non-U.S. investors. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS-A forward foreign currency contract involves a negotiated obligation to purchase or sell (with delivery generally required) a specific currency amount at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The Funds may use currency instruments to engage in the following types of currency transactions:

Transaction Hedging. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency ("Position Hedging"). A Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Proxy Hedges. A Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

Risks. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position as required by the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above.

FUTURES AND OPTIONS ON FUTURES-Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. A Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on an adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES-Illiquid securities are securities that cannot be disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the advisers determine the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, an adviser may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INVESTMENT COMPANIES-Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Funds can invest in securities of other investment companies. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Trust and SEI Investments Management Corporation have obtained an order from the SEC that permits the Funds to invest their uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. A Fund may invest in investment companies managed by an adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Each Fund is prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Exchange-Traded Funds. Exchange-traded Funds ("ETFs") are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

MONEY MARKET SECURITIES-Money market securities include short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as Standard & Poor's or Moody's, or determined by an adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities is described below. For a description of ratings, see the Appendix to this SAI.

MORTGAGE-BACKED SECURITIES-Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government. Fannie Mae obligations are supported by the discretionary authority of the U.S. Government to purchase such obligations and Freddie Mac obligations are supported only by the credit of Freddie Mac. Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S.

Government as GNMA certificates are, but Fannie Mae and Freddie Mac securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities ("FHLMC Gold PCS") which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

Mortgage Dollar Rolls. Mortgage "dollar rolls" are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will "cover" any mortgage dollar roll as required by the 1940 Act.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; PAC Bonds. Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MUNICIPAL SECURITIES-Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS-Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

OPTIONS-A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

Each Fund may trade put and call options on securities and securities indices as the advisers determine is appropriate in seeking the Fund's investment objective, except as restricted by each Fund's investment limitations as set forth below. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS-Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

RECEIPTS-Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (see "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to distribution requirements applicable to regulated investment companies under subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REITs-REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REPURCHASE AGREEMENTS-A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by an adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The advisers monitor compliance with this requirement, as well as the ongoing financial condition and credit-worthiness of the counter party. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of an adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES-Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for a Fund include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by an adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

SECURITIES LENDING-Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES-Short sales may be used by a Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise "cover" the Fund's short position as required by the 1940 Act.

The Managed Volatility and Large Cap Disciplined Equity Funds may engage in short sales in an amount up to 20% of the Funds' value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Managed Volatility and Large Cap Disciplined Equity Funds sell securities short, they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Managed Volatility and Large Cap Disciplined Equity Funds having leveraged investment portfolios, which results in greater potential for loss. Leverage can amplify the effects of market volatility on a Fund's share price and make a Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS-Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Certain Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES-Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Seperately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

Receipts. Interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., obligations of GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE OR FLOATING RATE SECURITIES-Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES-When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

YANKEE OBLIGATIONS-Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for the Funds will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES-Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, a Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The following percentage limitations (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Fundamental Policies.

The following investment limitations are fundamental policies of each Fund and may not be changed without shareholder approval.

A Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the Real Estate Fund.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the Real Estate Fund, which as a matter of fundamental policy, concentrates its investments in securities issued by companies primarily engaged in the real estate industry.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies.

The following limitations are non-fundamental policies of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, Core Fixed Income and High Yield Bond Funds and may be changed by the Trust's Board of Trustees without a vote of shareholders.

No Fund may:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

  4.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

  5.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  6.  Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.

  7.  With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  8.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  9.  Borrow money in an amount exceeding 331/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

  10.  Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

  11.  Make loans if, as a result, more than 331/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  12.  Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  13.  With the exception of the Tax-Managed Small Cap Fund, invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

  14.  With respect to the Large Cap Value Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  15.  With respect to the Large Cap Growth Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  16.  With respect to the Tax-Managed Large Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  17.  With respect to the Small Cap Value Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  18.  With respect to the Small Cap Growth Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  19.  With respect to the Tax-Managed Small Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  20.  With respect to the Mid-Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of medium-sized companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  21.  With respect to the Core Fixed Income Fund, under normal circumstances, invest less than 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  22.  With respect to the High Yield Bond Fund, under normal circumstances, invest less than 80% of its net assets in fixed income securities that are rated below investment grade. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

The following investment limitations are non-fundamental policies of the Large Cap Disciplined Equity, Managed Volatility, Real Estate and Small/Mid Cap Equity Funds and may be changed by the Trust's Board of Trustees without a vote of shareholders.

No Fund May:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order thereunder.

  5.  Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  6.  With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This investment limitation does not apply to the Real Estate Fund.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This investment limitation does not apply to the Real Estate Fund.

  8.  Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  9.  Borrow money in an amount exceeding 331/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

  10.  Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

  11.  Make loans if, as a result, more than 331/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  12.  With respect to the Large Cap Disciplined Equity Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  13.  With respect to the Real Estate Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, convertible securities and preferred stocks of REITs and REOCs). The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  14.  With respect to the Small/Mid Cap Equity Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of small and medium sized companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

With respect to the Large Cap Disciplined Equity, Managed Volatility and Small/Mid Cap Equity Funds, for purposes of the industry concentration limitation specified in the SAI: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 331/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board of Trustees.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement ("the Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

For each Fund, the following table shows: (i) the dollar amount of fees paid to the Administrator by the Fund; and (ii) the dollar amount of the Administrator's voluntary fee waived for the fiscal years ended September 30, 2002, 2003, and 2004:

	Administration Fees Paid (000)					Administration Fees Waived (000)
	2002	2003	2004			2002	2003	2004
Large Cap Value Fund	$13,335	$11,733	$	X	X	$0	$0	$	X	X
Large Cap Growth Fund	$12,850	$11,898	$	X	X	$0	$0	$	X	X
Tax-Managed Large Cap Fund	$6,203	$5,582	$	X	X	$3	$0	$	X	X
Small Cap Value Fund	$3,103	$2,502	$	X	X	$0	$0	$	X	X
Small Cap Growth Fund	$3,021	$2,581	$	X	X	$0	$0	$	X	X
Tax-Managed Small Cap Fund	$576	$530	$	X	X	$0	$0	$	X	X
Small/Mid Cap Equity Fund	*	*	$	X	X	*	*	$	X	X
Mid-Cap Fund	$166	$119	$	X	X	$0	$0	$	X	X
Real Estate Fund	*	*	$	X	X	*	*	$	X	X
Core Fixed Income Fund	$10,085	$10,224	$	X	X	$0	$0	$	X	X
High Yield Bond Fund	$2,716	$3,106	$	X	X	$0	$0	$	X	X
Managed Volatility Fund	*	*	$	X	X	*	*	$	X	X
Large Cap Disciplined Equity Fund	*	*	$	X	X	*	*	$	X	X

*  Not in operation during such period.

THE ADVISER AND SUB-ADVISERS

General. SEI Investments Management Corporation ("SIMC") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 8 investment companies, including more than XX funds. SIMC had more than $XX billion in assets as of December 31, 2004.

Manager of Managers Structure. SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated investment sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among sub-advisers, monitors and evaluates sub-adviser performance, and oversees sub-adviser compliance with the

Funds' investment objectives, policies and restrictions. These sub-advisers are selected based primarily upon the research and recommendation of SIMC, which evaluates quantitatively and qualitatively a sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies. SIMC has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board of Trustees, one or more sub-advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The sub-advisers are also responsible for managing their employees who provide services to the Funds.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any sub-adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that a sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or a sub-adviser, as applicable, or by SIMC or a sub-adviser, as applicable, on 90 days' written notice to the Trust.

Advisory and Sub-Advisory Fees. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Large Cap Value Fund	0.35%
Large Cap Growth Fund	0.40%
Tax-Managed Large Cap Fund	0.40%
Small Cap Value Fund	0.65%
Small Cap Growth Fund	0.65%
Tax-Managed Small Cap Fund	0.65%
Small/Mid Cap Equity Fund	0.65%
Mid-Cap Fund	0.40%
Real Estate Fund	0.65%
Core Fixed Income Fund	0.28%
High Yield Bond Fund	0.4875%
Managed Volatility Fund	0.65%
Large Cap Disciplined Equity Fund	0.40%

SIMC pays the sub-advisers out of its investment advisory fees.

For each Fund, the following table shows: (i) the dollar amount of fees paid to SIMC by the Fund; and (ii) the dollar amount of SIMC's voluntary fee waivers for the fiscal years ended September 30, 2002, 2003, and 2004:

	Advisory Fees Paid (000)					Advisory Fees Waived (000)
	2002	2003	2004			2002	2003	2004
Large Cap Value Fund	$9,614	$8,467	$	X	X	$3,721	$3,266	$	X	X
Large Cap Growth Fund	$12,626	$11,728	$	X	X	$2,060	$1,870	$	X	X
Tax-Managed Large Cap Fund	$5,937	$5,374	$	X	X	$1,155	$1,013	$	X	X
Small Cap Value Fund	$5,663	$4,470	$	X	X	$100	$177	$	X	X
Small Cap Growth Fund	$5,540	$4,588	$	X	X	$70	$205	$	X	X
Tax-Managed Small Cap Fund	$908	$821	$	X	X	$162	$163	$	X	X
Small/Mid Cap Equity Fund	*	*	$	X	X	*	*	$	X	X
Mid-Cap Fund	$189	$136	$	X	X	$0	$0	$	X	X
Real Estate Fund	*	*	$	X	X	*	*	$	X	X
Core Fixed Income Fund	$8,636	$8,808	$	X	X	$1,270	$1,233	$	X	X
High Yield Bond Fund	$3,307	$3,788	$	X	X	$476	$538	$	X	X
Managed Volatility Fund	*	*	$	X	X	*	*	$	X	X
Large Cap Disciplined Equity Fund	*	*	$	X	X	*	*	$	X	X

*  Not in operation during such period.

For each Fund, the following table shows: (i) the dollar amount of fees paid to the sub-advisers by SIMC; and (ii) the dollar amount of the sub-advisers' voluntary fee waivers for the fiscal years ended September 30, 2002, 2003, and 2004:

	Sub-Advisory Fees Paid (000)					Sub-Advisory Fees Waived (000)
	2002	2003	2004			2002	2003	2004
Large Cap Value Fund	$3,898	$3,319	$	X	X	$0	$0	$	X	X
Large Cap Growth Fund	$7,119	$6,629	$	X	X	$0	$0	$	X	X
Tax-Managed Large Cap Fund	$3,278	$2,987	$	X	X	$0	$0	$	X	X
Small Cap Value Fund	$4,334	$3,398	$	X	X	$0	$0	$	X	X
Small Cap Growth Fund	$4,258	$3,482	$	X	X	$0	$0	$	X	X
Tax-Managed Small Cap Fund	$661	$591	$	X	X	$0	$0	$	X	X
Small/Mid Cap Equity Fund	*	*	$	X	X	*	*	$	X	X
Mid-Cap Fund	$120	$85	$	X	X	$0	$0	$	X	X
Real Estate Fund	*	*	$	X	X	*	*	$	X	X
Core Fixed Income Fund	$3,236	$3,331	$	X	X	$0	$0	$	X	X
High Yield Bond Fund	$2,141	$2,457	$	X	X	$0	$0	$	X	X
Managed Volatility Fund	*	*	$	X	X	*	*	$	X	X
Large Cap Disciplined Equity Fund	*	*	$	X	X	*	*	$	X	X

*  Not applicable during such period.

For the fiscal years ended September 30, 2002, 2003, and 2004, SIMC paid LSV, which is an affiliated person of SIMC, as follows:

	Fees Paid (000)					Fee Waivers (000)
Fund	2002	2003	2004			2002	2003	2004
Large Cap Value Fund	$914	$906	$	X	X	$0	$0	$	X	X
Tax-Managed Large Cap Fund	$114	$338	$	X	X	$0	$0	$	X	X
Small Cap Value Fund	$721	$520	$	X	X	$0	$0	$	X	X
Tax-Managed Small Cap Fund	$141	$146	$	X	X	$0	$0	$	X	X
Small/Mid Cap Equity Fund	*	*	$	X	X	*	*	$	X	X

*  Not in operation during such period.

The Sub-Advisers

ALLIANCE CAPITAL MANAGEMENT L.P.-Sanford C. Bernstein, a wholly-owned subsidiary and an investment unit of Alliance Capital Management L.P. ("Alliance Capital"), serves as a sub-adviser for a portion of the assets of the Large Cap Value and Tax-Managed Large Cap Funds. Alliance Capital is a Delaware limited partnership of which Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., is a general partner. AXA Financial, Inc. is a wholly-owned subsidiary of AXA.

ANALYTIC INVESTORS, INC.-Analytic Investors, Inc. ("Analytic'') serves as a sub-adviser for a portion of the assets of the Large Cap Disciplined Equity and Managed Volatility Funds. Analytic, a wholly-owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970.

ARONSON+JOHNSON+ORTIZ, LP-Aronson+Johnson+Ortiz, LP ("AJO") serves as a sub-adviser for a portion of the assets of the Tax-Managed Large Cap, Large Cap Value and Managed Volatility Funds. AJO is wholly-owned by its seven limited partners. Theodore R. Aronson, Managing Principal, is majority equity owner of AJO.

ARTISAN PARTNERS LIMITED PARTNERSHIP-Artisan Partners Limited Partnership ("Artisan") serves as a sub-adviser for a portion of the assets of the Small Cap Value and Small/Mid Cap Equity Funds. Artisan, a privately owned multidiscipline investment firm, was founded in 1994.

BLACKROCK ADVISORS, INC.-BlackRock Advisors, Inc. ("BlackRock") serves as a sub-adviser for a portion of the assets of the Small Cap Value, Tax-Managed Small Cap, Small/Mid Cap Equity and Core Fixed Income Funds. BlackRock, a Delaware corporation, is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp.

DAVID J. GREENE AND COMPANY, LLC-David J. Greene and Company, LLC ("David J. Greene") serves as a sub-adviser for a portion of the assets of the Small Cap Value and Tax-Managed Small Cap Funds. David J. Greene is a New York limited liability company founded in 1938, and changed from a partnership to an LLC in January 1998. Three family principals, Michael Greene, Alan Greene, and James Greene, collectively own more than 25% and Benjamin H. Nahum owns more than 10% of the firm.

DELAWARE MANAGEMENT COMPANY-Delaware Management Company ("DMC''), a series of Delaware Management Business Trust, serves as a sub-adviser for a portion of the assets of the Small Cap Growth, Tax-Managed Small Cap and Small/Mid Cap Equity Funds. Delaware Investments, which is the marketing name for DMC, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation.

ENHANCED INVESTMENT TECHNOLOGIES, LLC-Enhanced Investment Technologies, LLC ("INTECH'') serves as a sub-adviser for a portion of the assets of the Large Cap Disciplined Equity Fund. Janus Capital Group, Inc. owns 77.5% of INTECH and 22.5% of INTECH is owned by its employees. INTECH was founded in 1987.

FRANKLIN PORTFOLIO ASSOCIATES, LLC-Franklin Portfolio Associates, LLC ("Franklin'') serves as a sub-adviser for a portion of the assets of the Large Cap Value and Tax-Managed Large Cap Funds. Franklin is an indirect, wholly-owned subsidiary of Mellon Financial Corporation.

GOLDMAN SACHS ASSET MANAGEMENT, L.P.-Goldman Sachs Asset Management, L.P. ("Goldman Sachs") serves as a sub-adviser for a portion of the assets of the Large Cap Growth and Tax-Managed Large Cap Funds. Goldman Sachs is wholly-owned by The Goldman Sachs Group, Inc.

ING INVESTMENT MANAGEMENT CO.-ING Investment Mangement Co., ("ING"), which comprises businesses formerly conducted by ING Ghent Asset Management LLC, serves as a sub-adviser for a portion of the assets of the High Yield Bond Fund. ING is an indirect wholly-owned subsidiary of ING Groep, N.V. in Amsterdam, which is the ultimate parent entity.

INTEGRITY ASSET MANAGEMENT, LLC-Integrity Asset Management, LLC ("Integrity") serves as a sub-adviser for a portion of the assets of the Small/Mid Cap Equity Fund. Integrity was founded in 2003 and is wholly-owned by its employees.

LEE MUNDER INVESTMENTS, LTD.-Lee Munder Investments, Ltd. ("LMIL") serves as a sub-adviser for a portion of the assets of the Small Cap Value, Small/Mid Cap Equity and Small Cap Growth Funds. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group (LMCG). LMCG is 79% owned by employees and 21% owned by Castanea Partners, Inc.

LINCOLN CAPITAL FIXED INCOME MANAGEMENT COMPANY, LLC-Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital") serves as a sub-adviser for a portion of the assets of the High Yield Bond Fund. Lincoln Capital is a 100% owned subsidiary of Lehman Brothers Holdings Inc.

LSV ASSET MANAGEMENT-LSV Asset Management ("LSV") serves as a sub-adviser for a portion of the assets of the Large Cap Value, Small Cap Value, Tax-Managed Large Cap, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV.

MARTINGALE ASSET MANAGEMENT, L.P.-Martingale Asset Management, L.P. ("Martingale") serves as a sub-adviser for a portion of the assets of the Small Cap Value, Small/Mid Cap Equity and Mid-Cap Funds. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale.

MAZAMA CAPITAL MANAGEMENT, INC.-Mazama Capital Management, Inc. ("Mazama") serves as a sub-adviser for a portion of the assets of the Small Cap Growth, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. Mazama is 93% employee-owned.

McKINLEY CAPITAL MANAGEMENT INC.-McKinley Capital Management Inc. ("McKinley Capital") serves a sub-adviser for a portion of the assets of the Tax-Managed Small Cap, Small Cap Growth and Large Cap Growth Funds. McKinley Capital was founded in 1990 and is wholly-owned by its employees.

METROPOLITAN WEST ASSET MANAGEMENT, LLC-Metropolitan West Asset Management, LLC ("MWAM") serves as a sub-adviser for a portion of the assets of the Core Fixed Income and High Yield Bond Funds. MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entity that has no clients or material business operations.

MONTAG & CALDWELL, INC.-Montag & Caldwell, Inc. ("Montag & Caldwell") serves as a sub-adviser for a portion of the assets of the Large Cap Growth and Tax-Managed Large Cap Funds. Montag & Caldwell was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag & Caldwell.

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.-Nomura Corporate Research and Asset Management Inc. ("Nomura") serves as a sub-adviser for a portion of the assets of the High Yield Bond Fund. Nomura is a subsidiary of Nomura Holding America, Inc.

PARAMETRIC PORTFOLIO ASSOCIATES-Parametric Portfolio Associates ("Parametric") serves as a sub-adviser for a portion of the assets of the Tax-Managed Large Cap Fund. Parametric is 80% owned by Eaton Vance Corp., a Boston-based investment management firm, and 20% by Parametric's executives and employees.

PEREGRINE CAPITAL MANAGEMENT, INC.-Peregrine Capital Management, Inc. ("Peregrine") serves as a sub-adviser for a portion of the assets of the Tax-Managed Large Cap and Large Cap Growth Funds. Peregrine is a wholly-owned subsidiary of Wells Fargo & Co.

QUANTITATIVE MANAGEMENT ASSOCIATES LLC-Quantitative Management Associates LLC ("QMA") serves as a sub-adviser for a portion of the assets of the Large Cap Disciplined Equity Fund. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company formed in 2003.

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED-Security Capital Research & Management Incorporated ("Security Capital") serves as a sub-adviser for a portion of the assets of the Real Estate, Small/Mid Cap Equity and [Small Cap Value] Funds. Security Capital is 100% owned by Bank One Investment Advisors Corporation, a wholly-owned subsidiary of Bank One, N.A. Bank One N.A. is wholly-owned by Bank One Corporation which merged with and into J.P. Morgan Chase and Co. effective July 1, 2004.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC-Transamerica Investment Management, LLC ("TIM") serves as a sub-adviser for a portion of the assets of the Large Cap Growth and Tax-Managed Large Cap Funds. TIM was founded in 1999, and is wholly owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V.

WELLINGTON MANAGEMENT COMPANY, LLP-Wellington Management Company, LLP ("Wellington Management") serves as a sub-adviser for a portion of the assets of the Real Estate, Small Cap Value, Small/Mid Cap Equity and Small Cap Growth Funds. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, John R. Ryan and Perry M. Traquina.

WELLS CAPITAL MANAGEMENT, INC.-Wells Capital Management, Inc. ("Wells Capital'') serves as a sub-adviser for a portion of the assets of the Core Fixed Income Fund. Wells Capital was founded in 1981 and is a wholly-owned subsidiary of Wells Fargo Bank, N.A.

WESTERN ASSET MANAGEMENT COMPANY-Western Asset Management Company ("Western") serves as a sub-adviser for a portion of the assets of the Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western was founded in 1971 and specializes in the management of fixed income funds.

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the "Distributor"), serves as each Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI Investments, has its principal business offices at Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund's Distributor pursuant to a distribution agreement (the "Distribution Agreement") with this Trust. The Distribution Agreement shall be reviewed and ratified at least annually: (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust; and (ii) by the vote of a majority of the parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

The Trust has adopted shareholder servicing plans for its Class A, Class I and Class Y shares (each a "Shareholder Servicing Plan" and collectively the "Shareholder Servicing Plans") and administrative servicing plan ("Administrative Servicing Plan") for the Class I shares of the Funds. Under the Service Plans for Class I and Class Y Shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided in investments; and assisting clients in changing dividend options, account designations and addresses. Under the Shareholder Servicing Plan for Class A Shares and Administrative Servicing Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 68 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)-Chairman of the Board of Trustees* (since 1986)-Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40)-Trustee* (since 1986)-1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Director of the Distributor since 2003. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Expedition Funds, The

MDL Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

Independent Trustees.

F. WENDELL GOOCH (DOB 12/03/32)-Trustee (since 1986)-Retired. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

JAMES M. STOREY (DOB 04/12/31)-Trustee (since 1995)-Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Director of U.S. Charitable Gift Trust. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Expedition Funds, The MDL Funds, Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)-Trustee (since 1996)-Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Expedition Funds, The MDL Funds, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

*  Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds (as that term is defined in the 1940 Act) by virtue of their relationship with the Trust's Distributor and SIMC.

ROSEMARIE B. GRECO (DOB 03/31/46)-Trustee (since 1999)-Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd. from 1999 to 2002. Director, Sunoco, Inc.; Director, Exelon Corporation. Trustee of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

NINA LESAVOY (DOB 07/24/57)-Trustee (since 2003)-Partner, Cue Capital since 2002. Head of Sales, Investorforce, January 2000-December 2001. Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee of SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust and SEI Tax Exempt Trust.

JAMES M. WILLIAMS (DOB 10/10/47)-Trustee (since 2004)-Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditor's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met five times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee.  The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serves as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets as necessary, and met XX times during the Trust's most recently completed fiscal year.

•  Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee operates under procedures approved by the Board which provide that the Nominating Committee will consider nominees recommended by shareholders when such recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's address. Messrs. Gooch, Storey, Sullivan and Williams, Ms. Greco and Ms. Lesavoy currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met three times during the Trust's most recently completed fiscal year.

Board of Trustees Considerations in Approving the Continuation of Advisory and Sub-Advisory Agreements. As discussed in the section of this SAI entitled "The Adviser and the Sub-Advisers," the Board's continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to each Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew each Investment Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the advisers. The Trustees use this information, as well as other information that the advisers and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew each Investment Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues, related to the Investment Advisory Agreements.

Before meeting for the renewal of the Investment Advisory Agreements, the Board requested and received written materials from each adviser about: (a) the quality of the adviser's investment management and other services; (b) the adviser's investment management personnel; (c) the adviser's operations and financial condition; (d) the adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the adviser's profitability from its Fund-related operations; (h) the adviser's compliance systems; (i) the adviser's policies on and compliance procedures for personal securities transactions; (j) the adviser's reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the meeting, representatives from the advisers presented additional oral and written information to the Board to help the Board evaluate the advisers' fee and other aspects of the agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and the advisers' oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of each Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve the continuation of each Investment Advisory Agreement for another year (with Mr. Doran abstaining from voting on the continuation of the Advisory Agreement between the Trust and SIMC) in consideration that: (i) the terms of the each Investment Advisory Agreement are fair and reasonable; and (ii) the advisers' fees are reasonable in light of the services that the advisers provide to the Funds.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC.

"Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Mr. Nesher	$ XX	$ XX
Mr. Doran	$ XX	$ XX
Mr. Gooch	$ XX	$ XX
Mr. Storey	$ XX	$ XX
Mr. Sullivan	$ XX	$ XX
Ms. Greco	$ XX	$ XX
Ms. Lesavoy	$ XX	$ XX
Mr. Williams	$ XX	$ XX

*  Valuation date is December 31, 2004.

Board Compensation.  The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

[TO BE UPDATED]

Name	Aggregate Compensation			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Mr. Nesher	$	X	X	N/A	N/A	$	X	X
Mr. Doran	$	X	X	N/A	N/A	$	X	X
Mr. Gooch	$	X	X	N/A	N/A	$	X	X
Mr. Storey	$	X	X	N/A	N/A	$	X	X
Mr. Sullivan	$	X	X	N/A	N/A	$	X	X
Ms. Greco	$	X	X	N/A	N/A	$	X	X
Ms. Lesavoy	$	X	X	N/A	N/A	$	X	X
Mr. Williams	$	X	X*	N/A*	N/A*	$	X	X*

*  Mr. Williams was appointed a Trustee as of October 27, 2004.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI Investments or its affiliates act as investment adviser, administrator or distributor.

EDWARD D. LOUGHLIN (DOB 03/07/51)-President and Chief Executive Officer (since 1986)-Executive Vice President and President-Asset Management Division of SEI Investments since 1993. Director and President of SIMC since 2004. Chief Executive Officer of the Administrator and Director of the Distributor since 2003. Executive Vice President of the Administrator, 1994-2003. Executive Vice President of SIMC, 1994-2004.

TIMOTHY D. BARTO (DOB 03/28/68)-Vice President and Secretary (since 2002)-Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.

JOHN MUNERA (DOB 01/14/63)-Vice President and Assistant Secretary (since 2002)-Global AML Compliance Officer at SEI Investments since March 2002. Middle Office Compliance Officer at SEI Investments, July 2000 to December 2002. Supervising Examiner at Federal Reserve Bank of Philadelphia, 1988-2000.

PETER (PEDRO) A. RODRIGUEZ (DOB 01/18/62)-Controller and Chief Financial Officer (since 2003)-Director, Fund Accounting and Administration, SEI Investments Global Funds Services, March 1997 to April 2002 and September 2002 to present. Vice President, Fund Administration, BlackRock Financial Management, April 2002 to September 2002.

JOHN J. MCCUE (DOB 04/20/63)-Vice President (since 2004)-Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to present.

THOMAS D. JONES (DOB 03/23/65)-Chief Compliance Officer (since 2004)-Chief Compliance Officer and Assistant Secretary of SIMC since March 2004. First Vice President, Merrill Lynch Investment Managers (Americas), 1992-2004.

SOFIA A. ROSALA (DOB 02/01/74)-Vice President and Assistant Secretary (since 2004)-Compliance Officer of SEI Investments since September 2001. Account and Product Consultant, SEI Private Trust Company, 1998-2001.

PHILIP T. MASTERSON (DOB 03/12/64)-Vice President and Assistant Secretary (since 2004)-Joined SEI Investments in August 2004. General Counsel, Citco Mutual Fund Services, 2003-2004. Vice President and Associate Counsel, OppenheimerFunds, 2001-2003. Vice President and Assistant Counsel, OppenheimerFunds, 1997-2001.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or a Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

Purchases and redemptions of shares of the Funds may be made on a Business Day. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the Distributor, and/or the Custodian are not open for business.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state and local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its net interest income excludable from net income, 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities, and for taxable years beginning after October 22, 2004 net income derived from interests in qualified publicly traded partnerships; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or for taxable years beginning after October 22, 2004, the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that all such taxes will be eliminated. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) out of its accumulated or current earnings and profits generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Each Fund receives income generally in the form of dividends and interest on its investments. Each Fund's income, less expenses incurred in the operation of such Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. Except for dividends paid by the High Yield and Core Fixed Income Funds, all or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, subject to certain holding period requirements and other requirements, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund. Long term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year a Fund may designate and distribute to you as ordinary income, qualified dividend income, or capital gains a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, will be treated as either long-term or short-term capital gain or loss depending upon how long you have held your shares. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.

All or a portion of any loss that you realize upon the redemption of your shares of a Fund will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemptions. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

For corporate investors in some of the Funds, dividend distributions such Funds designated to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if such Funds were regular corporations.

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount witheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) failed to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien).

With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other Zero Coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

The Funds may invest in complex securities. These investments may be subject to numerous special tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these may affect the amount, timing, or character of the income distributed to you by a Fund.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Some of the Funds may invest a portion of their portfolios in obligations of the U.S. Government. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisers regarding the affect of federal, state, and local taxes in their own individual circumstances.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds' advisers under the Investment Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

In connection with transactions effected for Funds operating within the "Manager of Managers" structure, SIMC and the various firms that serve as Sub-Advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a substantial portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

[TO BE UPDATED]

For the fiscal year ended September 30, 2004, the Funds paid the following brokerage fees:

Fund	Total $ Amount of Brokerage Commissions Paid in FYE 9/30/04 (000)			Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers in FYE 9/30/04 (000)			% of Total Brokerage Commissions Paid to Affiliated Brokers	% of Total Brokered Transactions Effected Through Affiliated Brokers
Large Cap Value Fund	$	X	X	$	X	X	XX%	XX%
Large Cap Growth Fund	$	X	X	$	X	X	XX%	XX%
Tax-Managed Large Cap Fund	$	X	X	$	X	X	XX%	XX%
Small Cap Value Fund	$	X	X	$	X	X	XX%	XX%
Small Cap Growth Fund	$	X	X	$	X	X	XX%	XX%
Tax-Managed Small Cap Fund	$	X	X	$	X	X	XX%	XX%
Mid-Cap Fund	$	X	X	$	X	X	XX%	XX%
Core Fixed Income Fund	$	X	X	$	X	X	XX%	XX%
High Yield Bond Fund	$	X	X	$	X	X	XX%	XX%
Managed Volatility Fund	$	X	X	$	X	X	XX%	XX%
Large Cap Disciplined Equity Fund	$	X	X	$	X	X	XX%	XX%
Real Estate Fund	$	X	X	$	X	X	XX%	XX%
Small/Mid Cap Equity Fund	$	X	X	$	X	X	XX%	XX%

*  Not in operation during such period.

For the fiscal years ended September 30, 2002 and 2003, the Funds paid the following brokerage fees:

	Total $ Amount of Brokerage Commissions Paid				Total $ Amount of Brokerage Commissions Paid to Affiliates
Fund	2002	2003			2002	2003
Large Cap Value Fund	$2,581,810	$	X	X	$163,172	$	X	X
Large Cap Growth Fund	$5,639,784	$	X	X	$474,752	$	X	X
Tax-Managed Large Cap Fund	$3,806,402	$	X	X	$719,267	$	X	X
Small Cap Value Fund	$1,933,302	$	X	X	$25,374	$	X	X
Small Cap Growth Fund	$4,057,049	$	X	X	$32,558	$	X	X
Tax-Managed Small Cap Fund	$445,930	$	X	X	$44,176	$	X	X
Mid-Cap Fund	$104,187	$	X	X	$615	$	X	X
Core Fixed Income Fund	$557,978	$	X	X	$206,831	$	X	X
High Yield Bond Fund	$19,196	$	X	X	$8,964	$	X	X
Managed Volatility Fund	*	$	X	X	*	$	X	X
Large Cap Disciplined Equity Fund	*	$	X	X	*	$	X	X
Real Estate Fund	*	$	X	X	*	$	X	X
Small/Mid Cap Equity Fund	*	$	X	X	*	$	X	X

*  Not in operation during such period.

For certain of the Funds, the reason for the difference between the percentage of brokerage commissions paid to the Distributor as compared to all brokerage commissions and the percentage of the amount of brokered transactions as compared to the aggregate amount of all brokered transactions for the most recent fiscal year versus the previous fiscal year is the increase in assets for those funds.

The portfolio turnover rate for each Fund for the fiscal years ending September 30, 2003 and 2004 was as follows:

	Turnover Rate
Fund	2003	2004
Large Cap Value Fund	106%	XX%
Large Cap Growth Fund	72%	XX%
Tax-Managed Large Cap Fund	99%	XX%
Small Cap Value Fund	99%	XX%
Small Cap Growth Fund	166%	XX%
Tax-Managed Small Cap Fund	142%	XX%
Small/Mid Cap Equity Fund	*	XX%
Mid-Cap Fund	109%	XX%
Real Estate Fund	*	XX%
Core Fixed Income Fund	470%	XX%
High Yield Bond Fund	129%	XX%
Managed Volatility Fund	*	XX%
Large Cap Disciplined Equity Fund	*	XX%

*  Not in operation during such period.

The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of September 30, 2004, the Trust held the following securities:

[TO BE UPDATED]

Fund	Name of Issuer	Type of Security	Amount (000)
Large Cap Value Fund	Morgan Stanley	Equity	$38,587
	Goldman Sachs	Equity	$24,541
	Lehman Brothers	Equity	$28,896
	Merrill Lynch	Equity	$25,946
	J.P. Morgan	Equity	$63,634
	Merrill Lynch	Equity	$4,397
	Deutsche Bank	Debt	$29,900
	Barclays Capital	Debt	$8,829
	Goldman Sachs	Debt	$8,794
	J.P. Morgan	Debt	$8,764
	Lehman Brothers	Debt	$4,837
Large Cap Growth Fund	J.P. Morgan	Debt	$15,442
	Deutsche Bank	Debt	$52,684
	Merrill Lynch	Debt	$7,748
	Morgan Stanley	Debt	$93,389
	Goldman Sachs	Equity	$42,294
	Barclays Capital	Debt	$15,557
	Goldman Sachs	Debt	$15,496
	Lehman Brothers	Debt	$8,522
	J.P. Morgan	Equity	$7,770

Fund	Name of Issuer	Type of Security	Amount (000)
Tax-Managed Large Cap Fund	Morgan Stanley	Debt	$8,996
	Goldman Sachs	Equity	$13,390
	J.P. Morgan	Equity	$15,713
	ABN AMRO	Debt	$22,596
	Lehman Brothers	Equity	$6,307
	Deutsche Bank	Debt	$16,315
	Merrill Lynch	Equity	$5,936
	Morgan Stanley	Equity	$9,381
	Barclays Capital	Debt	$4,818
	Goldman Sachs	Debt	$4,798
	J.P. Morgan	Debt	$4,782
	Merrill Lynch	Debt	$2,399
Small Cap Value Fund	Morgan Stanley	Debt	$26,055
	Deutsche Bank	Debt	$7,903
	Barclays Capital	Debt	$2,334
	Goldman Sachs	Debt	$2,324
	J.P. Morgan	Debt	$2,316
	Lehman Brothers	Debt	$1,278
	Merrill Lynch	Debt	$1,162
Small Cap Growth Fund	Morgan Stanley	Debt	$13,592
	Deutsche Bank	Debt	$21,597
	Barclays Capital	Debt	$6,377
	Goldman Sachs	Debt	$6,352
	J.P. Morgan	Debt	$6,330
	Lehman Brothers	Debt	$3,494
	Merrill Lynch	Debt	$3,176
Tax-Managed Small Cap Fund	Morgan Stanley	Debt	$6,767
	Deutsche Bank	Debt	$2,472
	Barclays Capital	Debt	$730
	Goldman Sachs	Debt	$727
	J.P. Morgan	Debt	$725
	Lehman Brothers	Debt	$400
	Merrill Lynch	Debt	$364
Mid-Cap Fund	Morgan Stanley	Debt	$1,190
	Deutsche Bank	Debt	$524
	Barclays Capital	Debt	$155
	Goldman Sachs	Debt	$154
	J.P. Morgan	Debt	$154
	Lehman Brothers	Debt	$85
	Merrill Lynch	Debt	$77
Core Fixed Income Fund	Bear Stearns	Debt	$28,436
	J.P. Morgan	Debt	$41,271
	Lehman Brothers	Debt	$20,554
	Merrill Lynch	Debt	$348,463
	Goldman Sachs	Debt	$38,458
	Morgan Stanley	Debt	$13,791
	Deutsche Bank	Debt	$74,314
	Barclays Capital	Debt	$25,613
	Credit Suisse	Debt	$14,627

Fund	Name of Issuer	Type of Security	Amount (000)
High Yield Bond Fund	Morgan Stanley	Debt	$1,481
	Deutsche Bank	Debt	$8,949
	Barclays Capital	Debt	$2,643
	Goldman Sachs	Debt	$2,632
	J.P. Morgan	Debt	$7,621
	Lehman Brothers	Debt	$1,448
	Merrill Lynch	Debt	$1,316

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Information regarding the availability of the Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home_ria.asp (the "Portfolio Holdings Website").

Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes an agreement with the Trust which provides that: (i) the portfolio holdings information will be kept confidential; and (ii) the person will not trade on the information. Portfolio holdings information may also be provided at any time to the Funds' Trustees and service providers, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washingon, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in intial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust's Prospectuses or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 12, 2005, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

[TO BE UPDATED]

Fund	Name and Address of Beneficial Owner	Percentage of Fund's Shares
Large Cap Value Fund-Class A	SEI Trust Company One Freedom Valley Drive Oaks, PA 19456	79.28%

Large Cap Value Fund-Class I	SEI Private Trust Company FBO Anesthecare Inc. Profit Sharing Plan 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	7.03%

	SEI Private Trust Co FBO Beneficial Life Insurance Company Agent's Retirement Plan C/O PFPC Attn: RKU Dept. 1700 W. 82nd Street, Suite 125 Minneapolis, MN 55431-1404	35.58%

	SEI Private Trust Company FBO The Clarks Companies NA Employee Savings Plan 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	18.70%

	SEI Private Trust Company FBO Qantas Airways Limited Capital Accumulation Plan C/O Doug Kelly 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	6.64%

	SEI Private Trust Company FBO Elkem Metals Inc. Retirement SP PFPC C/O Doug Kelly 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	11.41%

Large Cap Growth Fund-Class A	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	78.52%

Large Cap Growth Fund-Class I	SEI Private Trust Company FBO Beneficial Life Insurance Company Agent's Retirement Plan C/O PFPC ATTN: RKU Dept. 1700 W. 82nd Street, #125 Minneapolis, MN 55431-1404	38.87%

Fund	Name and Address of Beneficial Owner	Percentage of Fund's Shares
	SEI Private Trust Company FBO The Clarks Companies NA Employee Savings Plan 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	23.15%

	SEI Private Trust Company FBO Qantas Airways Limited Capital Accumulation Plan C/O Doug Kelly 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	7.70%

	SEI Private Trust Company FBO Elkem Metals Inc. Retirement SP PFPC C/O Doug Kelly 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	7.48%

Tax-Managed Large Cap Fund-Class A	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	92.43%

Tax-Managed Large Cap Fund-Class Y	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	100.00%

Small Cap Value Fund-Class A	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	75.15%

Small Cap Value Fund-Class I	SEI Private Trust Company FBO Beneficial Life Insurance Company Agent's Retirement Plan C/O PFPC Attn: RKU Dept. 1700 W. 82nd Street, #125 Minneapolis, MN 55431-1404	14.37%

	SEI Private Trust Company FBO The Clarks Companies NA Employee Savings Plan 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	10.69%

	SEI Private Trust Company FBO Elkem Metals Inc. Retirement SP PFPC C/O Doug Kelly 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	21.26%

Fund	Name and Address of Beneficial Owner	Percentage of Fund's Shares
	SEI Private Trust Company FBO Qantas Airways Limited Capital Accumulation Plan C/O Doug Kelly 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	10.24%

Small Cap Growth Fund-Class A	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	62.69%

Small Cap Growth Fund-Class I	SEI Private Trust Company FBO Elkem Metals Inc. Retirement SP PFPC C/O Doug Kelly 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	14.06%

	SEI Private Trust Company FBO Beneficial Life Insurance Company Agent's Retirement Plan C/O PFPC Attn: RKU Dept. 1700 W 82nd Street, Suite 125 Minneapolis, MN 55431-1404	11.01%

	SEI Private Trust Company FBO The Clarks Companies NA Employee Savings Plan 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	38.51%

	SEI Private Trust Company FBO Qantas Airways Limited Capital Accumulation Plan C/O Doug Kelly 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	7.10%

Tax-Managed Small Cap Fund-Class A	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	6.07%

	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	89.27%

Mid-Cap Fund-Class A	NCT of Fargo Attn: Trust Operations Manager 253 10th Street North Fargo, ND 58102-4614	6.96%

Fund	Name and Address of Beneficial Owner	Percentage of Fund's Shares
	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	62.67%

Core Fixed Income Fund-Class A	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	79.84%

Core Fixed Income Fund-Class I	SEI Private Trust Company FBO Beneficial Life Insurance Company Agent's Retirement Plan C/O PFPC Attn: RKU Dept. 1700 W. 82nd Street, Suite 125 Minneapolis, MN 55431-1404	32.98%

	SEI Private Trust Company FBO Beneficial Life Insurance Company PL/High Comp Agt C/O PFPC Attn: RKU Dept. 1700 W. 82nd Street, Suite 125 Minneapolis, MN 55431-1404	6.02%

	SEI Private Trust Company FBO The Clarks Companies NA Employee Savings Plan 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	6.58%

	SEI Private Trust Company FBO Elkem Metals Inc. Retirement SP PFPC C/O Doug Kelly 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	9.15%

	SEI Private Trust Company FBO Qantas Airways Limited Capital Accumulation Plan C/O Doug Kelly 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	10.66%

High Yield Bond Fund-Class A	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	68.17%

Managed Volatility Fund-Class A

Fund	Name and Address of Beneficial Owner	Percentage of Fund's Shares
Large Cap Disciplined Equity Fund-Class A

Real Estate Fund-Class A	SEI Investments Company Attn: Robert Silvestri Seed Money One Freedom Valley Drive Oaks, PA 19456	66.64%

	SEI Private Trust Company Attn: Ian Weiss One Freedom Valley Drive Oaks, PA 19456	27.66%

Small/Mid Cap Equity Fund-Class A

MASTER/FEEDER OPTION

The Tax-Managed Small Cap Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the Fund. The initial shareholder(s) of the Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Fund. However, shareholders of the Fund will be given 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

CUSTODIAN

Wachovia Bank, N.A. (formerly, First Union National Bank), Institutional Custody Group-PA 4942, 123 S. Broad Street, Philadelphia, Pennsylvania 19109 (the "Custodian"), acts as custodian and wire agent of the assets. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

EXPERTS

The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

DESCRIPTION OF RATINGS

Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by Moody's, S&P, and Fitch, Inc., ("Fitch"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa  Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

Investment Grade

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

Investment Grade Bond

AAA  Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

A-1

AA  Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A  Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB  Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, and Fitch, Inc., respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1  This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+  Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1  Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+"

F-2  Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

LOC  The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

A-2

PART C. OTHER INFORMATION

Item 22.  Exhibits:

(a)(1)	Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on October 17, 1986 is herein incorporated by reference to Exhibit 1 filed with the SEC on January 28, 1998.

(a)(2)	Amendment to the Declaration of Trust dated December 23, 1988 is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 19, 1997.

(b)	Amended By-Laws dated June 17, 2004 are filed herewith.

(c)	Not Applicable.

(d)(1)	Investment Advisory Agreement between the Trust and SEI Investments Management Corporation ("SIMC") is herein incorporated by reference to Exhibit 5(cc) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 1997.

(d)(2)	Amended and Restated Schedule B to the Investment Advisory Agreement between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(3)	Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Trust's Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 30, 1995.

(d)(4)	Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Trust's Mid-Cap Fund is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 30, 1995.

(d)(5)	Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 1998.

(d)(6)	Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Trust's Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 25, 1998.

(d)(7)	Schedule B to the Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2000.

(d)(8)	Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2000.

(d)(9)	Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2000.

(d)(10)	Investment Sub-Advisory Agreement between SIMC and David J. Greene & Company, LLC with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.

(d)(11)	Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.

(d)(12)	Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.

(d)(13)	Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.

(d)(14)	Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management, Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2001.

(d)(15)	Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2002.

(d)(16)	Investment Sub-Advisory Agreement between SIMC and Parametric Portfolio Associates with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(17)	Investment Sub-Advisory Agreement between SIMC and Transamerica Investment Management, LLC with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2002.

(d)(18)	Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(19)	Investment Sub-Advisory Agreement between SIMC and David J. Greene and Company, LLC with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(20)	Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(21)	Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(22)	Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(23)	Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(24)	Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(25)	Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(26)	Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management, Inc. with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(27)	Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co., LLC (now Alliance Capital Management L.P.) with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(28)	Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(29)	Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(d)(30)	Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(31)	Investment Sub-Advisory Agreement between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 39 and 811-4878) filed with the SEC on August 29, 2003.

(d)(32)	Investment Sub-Advisory Agreement between SIMC and Franklin Portfolio Associates, LLC with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(33)	Investment Sub-Advisory Agreement between SIMC and Barclays Global Fund Advisors with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(34)	Form of Investment Sub-Advisory Agreement between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(35)	Investment Sub-Advisory Agreement between SIMC and Analytic Investors Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(36)	Investment Sub-Advisory Agreement between SIMC and Prudential Investment Management, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(37)	Investment Sub-Advisory Agreement between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Small Cap Growth and Tax-Managed Small Cap Funds is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(38)	Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(39)	Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(40)	Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Small Cap Value and Tax-Managed Small Cap Funds is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(41)	Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments Ltd. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(42)	Investment Sub-Advisory Agreement between SIMC and Integrity Asset Management, LLC with respect to the Small/Mid Cap Equity Fund is filed herewith.

(d)(43)	Assumption Agreement dated March 28, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(d)(44)	Assignment and Assumption Agreement dated July 1, 2004 between Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is filed herewith.

(d)(45)	Amendment to Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co. LLC (now Alliance Capital Management L.P.) with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(46)	Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(47)	Amendment to Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(48)	Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene & Co., LLC with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(49)	Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene & Co., LLC with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(50)	Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(51)	Amendment to Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments Ltd. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(52)	Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(53)	Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Portfolio is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(54)	Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(55)	Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Mid Cap Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(56)	Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(57)	Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(58)	Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(59)	Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(60)	Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(61)	Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(62)	Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(63)	Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell Inc. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(64)	Amendment to Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(65)	Amendment to Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management, Inc. with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(66)	Amendment to Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management, Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(67) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(67)	Amendment to Investment Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(69) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(68)	Amendment to Investment Sub-Advisory Agreement between SIMC and Transamerica Investment Management, LLC with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(69)	Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(70)	Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(71)	Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap Value, Tax-Managed Large Cap and Managed Volatility Funds are filed herewith.

(d)(72)	Investment Sub-Advisory Agreement between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(d)(73)	Form of Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(74)	Form of Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(75)	Form of Investment Sub-Advisory Agreement between SIMC and Delaware Management Company, a series of Delaware Management Business Trust with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(76)	Form of Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(77)	Form of Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(78)	Form of amended Schedule A and Schedule B to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund adding the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(77) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(79)	Form of Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(80)	Form of Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(81)	Form of Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(80) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(82)	Investment Sub-Advisory Agreement between SIMC and ING Ghent Asset Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(81) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(83)	Investment Sub-Advisory Agreement between SIMC and Lincoln Capital Fixed Income Management Company, LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(84)	Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(85)	Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(d)(86)	Form of amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Analytic Investors, Inc. with respect to the Large Cap Disciplined Equity and Managed Volatility Funds is filed herewith.

(d)(87)	Form of amended Schedule B to Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates, LLC with respect to the Large Cap Disciplined Equity Fund is filed herewith.

(d)(88)	Form of amended Schedule B to Investment Sub-Advisory Agreement between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap Disciplined Equity Fund is filed herewith.

(e)(1)	Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(e)(2)	Amended and Restated Schedule A to the Distribution Agreement between the Trust and SEI Investments Distribution Co. dated December 10, 2003 is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(f)	Not Applicable.

(g)	Custodian Agreement between the Trust and Wachovia Bank, N.A. dated September 17, 2004 is filed herewith.

(h)	Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Fund Management dated December 10, 2003 is filed herewith.

(i)	Opinion and Consent of Counsel to be filed by later amendment.

(j)	Consent of Independent Registered Public Accounting Firm to be filed by later amendment.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	Shareholder Service Plan and Agreement with respect to the Class A shares is incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.

(m)(2)	Shareholder Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.

(m)(3)	Shareholder Service Plan and Agreement with respect to Class Y shares is herein incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.

(m)(4)	Administrative Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 28, 2002.

(n)	Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(o)	Not applicable.

(p)(1)	The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 28 to SEI Index Funds' Registration Statement on Form N-1A (File Nos. 2-97111 and 811-4283) filed with the SEC on July 28, 2004.

(p)(2)	The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 28 to SEI Index Funds' Registration Statement on Form N-1A (File Nos. 2-97111 and 811-4283) filed with the SEC on July 28, 2004.

(p)(3)	The Code of Ethics for SEI Institutional Managed Trust is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on July 3, 2000.

(p)(4)	The Code of Ethics for Artisan Partners Limited Partnership is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 9, 2004.

(p)(5)	The Code of Ethics for Barclays Global Fund Advisors is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 9 to SEI Institutional Investments Trust's Registration Statement (File Nos. 33-58041 and 811-7257) on Form N1-A, filed with the SEC on March 29, 2002 (Accession #0000912057-02-012707).

(p)(6)	The Code of Ethics for BlackRock Advisors, Inc. is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.

(p)(7)	The Code of Ethics for David J. Greene & Company, LLC is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on July 14, 2000.

(p)(8)	The Code of Ethics for Goldman Sachs Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(p)(9)	The Code of Ethics for Lee Munder Investments, Ltd. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 18 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on September 23, 2004.

(p)(10)	The Code of Ethics for LSV Asset Management is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(p)(11)	The Code of Ethics for Martingale Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(p)(12)	The Code of Ethics for Mazama Capital Management Inc. is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on July 3, 2000.

(p)(13)	The Code of Ethics for McKinley Capital Management Inc. is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on July 9, 2004.

(p)(14)	The Code of Ethics for Metropolitan West Asset Management, LLC is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 18 to SEI Institutional Investments Trust's Registration Statement (File Nos. 33-58041 and 811-7257) on Form N-1A, filed with the SEC on September 23, 2004.

(p)(15)	The Code of Ethics for Montag & Caldwell, Inc. is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 18 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on September 23, 2004.

(p)(16)	The Code of Ethics for Nomura Corporate Resesarch and Asset Management Inc. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on July 3, 2000.

(p)(17)	The Code of Ethics for Parametric Portfolio Associates dated June 15, 2001, is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.

(p)(18)	The Code of Ethics for Peregrine Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 18 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on September 23, 2004.

(p)(19)	The Code of Ethics for Security Capital Research & Management Incorporated is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 9, 2004.

(p)(20)	The Code of Ethics for Transamerica Investment Management, LLC herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(p)(21)	The Code of Ethics for Wellington Management Company, LLP is herein incorporated by reference to Exhibit (p)(26) of Post-Effective Amendment No. 18 to SEI Institutional Investments Trust's Registration Statement (File Nos. 33-58041 and 811-7257) on Form N-1A, filed with the SEC on September 23, 2004.

(p)(22)	The Code of Ethics for Western Asset Management Company is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

(p)(23)	The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(p)(24)	The Code of Ethics for Franklin Portfolio Associates, LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

(p)(25)	The Code of Ethics for Enhanced Investment Technologies, LLC is filed herewith.

(p)(26)	The Code of Ethics for Analytic Investors Inc. is filed herewith.

(p)(27)	The Code of Ethics for Quantitative Management Associates LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 9, 2004.

(p)(28)	The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 9, 2004.

(p)(29)	The Code of Ethics for Wells Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 13 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on September 30, 2003.

(p)(30)	The Code of Ethics for Alliance Capital Management L.P. is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 38 to SEI Institutional International Trust's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601) filed with the SEC on November 29, 2004.

(p)(31)	The Code of Ethics for ING Investment Management Co. is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 9, 2004.

(p)(32)	The Code of Ethics for Lincoln Capital Fixed Income Management Company, LLC is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

(p)(33)	The Code of Ethics for Integrity Asset Management, LLC is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 9, 2004.

(q)(1)	Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, Pedro A. Rodriguez, James M. Storey, Nina Lesavoy and Edward D. Loughlin are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(q)(2)	Power of Attorney for James M. Williams is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 38 to SEI Institutional International Trust's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601) filed with the SEC on November 29, 2004.

Item 23.  Persons Controlled by or under Common Control with Registrant:

See the Prospectus and Statement of Additional Information regarding the Registrant's control relationships. SIMC is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 24.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 25.  Business and Other Connections of Investment Adviser:

The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director, officer, or partner of each adviser or sub-adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. Each adviser's or sub-adviser's table was provided to the Registrant by the respective adviser or sub-adviser for inclusion in this Registration Statement.

Alliance Capital Management L.P.

Alliance Capital Management L.P. ("Alliance Capital") is a sub-adviser for the Registrant's Large Cap Value and Tax-Managed Large Cap Funds. The principal business address of Alliance Capital is 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Donald Hood Brydon Director	AXA Investment Managers S.A.	Chairman, Chief Executive Officer

Bruce William Calvert Chairman of the Board	AXA	Director

Dominique Carrel-Billiard Senior Vice President	AXA	Director

Henri de Castries Director	AXA	Chairman, Management Board

	The Equitable Life Assurance Society of the United States	Director

	AXA Financial, Inc.	Chairman of the Board

Christopher M. Condron Director	AXA Financial, Inc.	Director, President, Chief Executive Officer

	The Equitable Life Assurance Society of the United States	Chairman, CEO

	AXA	Member of the Management Board

Denis Duverne Director	AXA	Group Executive Vice President Finance, Control and Strategy

	The Equitable Life Assurance Society of the United States	Director

Alfred Harrison Vice Chairman, Director	Alliance Capital Management Corporation	Director/Executive Officer

Roger Hertog Vice Chairman, Director	Alliance Capital Management Corporation	Director/Executive Officer

Benjamin Duke Holloway Director	Continental Companies	Financial Consultant

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
W. Edwin Jarmain Director	Jarmain Group Inc.	President

	AXA	Director

	The Equitable Life Assurance Society of the United States	Director

Gerald M. Lieberman Executive Vice President, Chief Operating Officer	Alliance Capital Management Corporation	Director/Executive Officer

Lewis A. Sanders Vice Chairman, Chief Executive Officer/ Director	Alliance Capital Management Corporation	Director/Executive Officer

Peter J. Tobin Director	St. John's University Tobin College of Business Administration	Special Assistant to the President

	AXA Financial, Inc.	Director

Nicolas Moreau Director	AXA	Chief Executive Officer

Laurence E. Cranch Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Sharon Fay Executive Vice President, Chief Investment Officer	Alliance Capital Management Corporation	Executive Officer

Mark Gordon Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Mark R. Manley Senior Vice President, Chief Compliance Officer	Alliance Capital Management Corporation	Executive Officer

Seth Masters Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Doug Peebles Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Jeff Phlegar Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Stanley B. Tulin Director	AXA Financial, Inc.	Vice Chairman & Chief Financial Officer

	The Equitable Life Assurance Society of the United States	Director, Vice Chairman & Chief Financial Officer

	AXA	Member of the Executive Committee

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Dave Harrel Williams Chairman Emeritus	Alliance Capital Management Corporation	Director/Executive Officer

Lori Slutsky Director	The New York Community Trust	President

Marilyn Fedak Executive Vice President, Chief Investment Officer	Alliance Capital Management Corporation	Executive Officer

Thomas S. Hexner Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Marc Mayer Executive Vice President	Alliance Capital Management Corporation	Executive Officer

James Reilly Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Paul Rissman Executive Vice President	Alliance Capital Management Corporation	Executive Officer

David Steyn Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Christopher Toub Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Lisa Shalett Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Analytic Investors, Inc.

Analytic Investors, Inc. ("Analytic") is a sub-adviser for the Registrant's Large Cap Disciplined Equity and Managed Volatility Funds. The principal business address of Analytic is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Roger G. Clarke Chairman	Ensign Peak Advisors	President

Scott Powers Director	Old Mutual (US) Holdings, Inc.	Chief Executive Officer

	Old Mutual Asset Managers	Chief Executive Officer

(US) LLC

Marie Nastasi Arlt Director	-	-

Harinda de Silva Director	-	-

Aronson+Johnson+Ortiz, LP

Aronson+Johnson+Ortiz, LP ("AJO") is a sub-adviser for the Registrant's Large Cap Value, Tax-Managed Large Cap and Managed Volatility Funds. The principal business address of AJO is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Theodore R. Aronson Managing Principal, Portfolio Manager	-	-

Kevin M. Johnson Principal, Portfolio Manager	-	-

Martha E. Ortiz Principal, Portfolio Manager	-	-

Stefani Cranston Principal, Accounting	-	-

Paul Dodge Principal, Operations	-	-

Gina Marie N. Moore Principal, Research	-	-

Gregory J. Rogers Principal, Trading	-	-

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap Value and Small/Mid Cap Equity Funds. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan is an investment adviser registered under the Adviser Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Andrew A. Ziegler Chief Executive Officer	Artisan Distributors LLC	Officer

Lawrence A Totsky Chief Financial Officer	Artisan Distributors LLC	Officer

Carlene M. Ziegler Portfolio Manager	-	-

Janet D. Olsen General Counsel	Artisan Distributors LLC	Officer

Barclays Global Fund Advisors

Barclays Global Fund Advisors ("BGFA") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of BGFA is 45 Fremont Street, San Francisco, California 94105. BGFA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Blake Grossman Director, Chairman and CEO	Barclays Global Investors, N.A.	Global Co-Chief Executive Officer

Andrew Skirton Director	Barclays Global Investors, N.A.	Global Co-Chief Executive Officer

Frank Ryan Chief Financial Officer	Barclays Global Investors, N.A.	Chief Financial Officer

Richard Ricci Director and Chief Operating Officer	Barclays Global Investors, N.A.	Chief Operating Officer

BlackRock Advisors, Inc.

BlackRock Advisors, Inc. ("BlackRock") is a sub-adviser for the Registrant's Core Fixed Income, Small Cap Value, Tax-Managed Small Cap and Small/Mid Cap Equity Funds. The principal address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Paul L. Audet Director	BlackRock Liquidity Funds	Treasurer

	BlackRock Funds	Treasurer

	BlackRock Capital Management, Inc.	Director

	BlackRock Institutional Management Corporation	Director

	BlackRock Financial Management, Inc.	Chief Financial Officer & Managing Director

	BlackRock (Japan), Inc.	Chief Financial Officer & Managing Director

	BlackRock International, Ltd.	Chief Financial Officer & Managing Director

	BlackRock, Inc.	Chief Financial Officer & Managing Director

Laurence J. Carolan Managing Director and Director	BlackRock Capital Management, Inc.	Managing Director & Director

	BlackRock, Inc.	Managing Director

	BlackRock Institutional Management Corporation	Managing Director & Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert P. Connolly Managing Director, General Counsel and Secretary	BlackRock Capital Management, Inc.	Managing Director, General Counsel & Secretary

	BlackRock, Inc.	Managing Director, General Counsel & Secretary

	BlackRock International, Ltd.	Managing Director, General Counsel & Secretary

	BlackRock (Japan), Inc.	Managing Director, General Counsel & Secretary

	BlackRock Institutional Management Corporation	Managing Director, General Counsel & Secretary

	BlackRock Financial Management, Inc.	Managing Director, General Counsel & Secretary

	BlackRock Investments, Inc.	General Counsel & Secretary

Laurence D. Fink Chief Executive Officer	BlackRock Funds	President & Trustee

	BlackRock Capital Management, Inc.	Chief Executive Officer

	BlackRock, Inc.	Chairman & CEO

	BlackRock International, Ltd.	Chairman & CEO

	BlackRock (Japan), Inc.	Chairman & CEO

	BlackRock Investments, Inc.	Chairman & CEO

	BlackRock Institutional Management Corporation	Chief Executive Officer

	BlackRock Financial Management, Inc.	Chairman & CEO

	BlackRock HPB Management LLC	Director

	BlackRock Advisors Singapore Pte. Ltd.	Director and Chief Executive Officer

Robert S. Kapito Vice Chairman and Director	BlackRock Capital Management, Inc.	Vice Chairman & Director

	BlackRock International, Ltd.	Vice Chairman & Director

	BlackRock, Inc.	Vice Chairman

	BlackRock Institutional Management Corporation	Vice Chairman & Director

	BlackRock (Japan), Inc.	Vice Chairman & Director

	BlackRock Investments, Inc.	Director

	BlackRock Financial Management, Inc.	Vice Chairman & Director

	BlackRock Advisors Singapore Pte. Ltd.	Vice Chairman & Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kevin M. Klingert Managing Director and Director	BlackRock Capital Management, Inc.	Managing Director & Director

	BlackRock, Inc.	Managing Director

	BlackRock Institutional Management Corporation	Managing Director & Director

	BlackRock Financial Management, Inc.	Managing Director

John P. Moran Managing Director and Director	BlackRock Capital Management, Inc.	Managing Director & Director

	BlackRock, Inc.	Managing Director

	BlackRock Institutional Management Corporation	Managing Director & Director

	BlackRock Investments, Inc.	President

Thomas H. Nevin Managing Director and Director	BlackRock Capital Management, Inc.	Managing Director & Director

	BlackRock, Inc.	Managing Director

	BlackRock Institutional Management Corporation	Managing Director & Director

	BlackRock Financial Management, Inc.	Managing Director

Ralph L. Schlosstein President and Director	BlackRock Liquidity Funds	Chairman & President

	BlackRock Capital Management, Inc.	President & Director

	BlackRock, Inc.	President & Director

	BlackRock International, Ltd.	President & Director

	BlackRock (Japan), Inc.	President & Director

	BlackRock Investments, Inc.	Director

	BlackRock Institutional Management Corporation	President & Director

	BlackRock Financial Management, Inc.	President & Director

	BlackRock HPB Management LLC	Director

	BlackRock Advisors Singapore Pte. Ltd.	President & Director

Mark Steinberg Managing Director and Director	BlackRock Capital Management, Inc.	Managing Director & Director

	BlackRock, Inc.	Managing Director

	BlackRock Institutional Management Corporation	Managing Director & Director

	BlackRock Financial Management, Inc.	Managing Director

David J. Greene and Company, LLC

David J. Greene and Company, LLC ("David J. Greene") is a sub-adviser for the Registrant's Small Cap Value and Tax-Managed Small Cap Funds. The principal business address of David J. Greene is 599 Lexington Avenue, 12th Floor, New York, New York 10022. David J. Greene is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Michael C. Greene Chief Executive Officer, Chief Investment Officer	-	-

Alan I. Greene Chairman of Investment Committee	-	-

Lee D. Unterman Vice President, Chief Administrative Officer	-	-

Erwin A. Zeuschner Senior Vice President	-	-

Robert J. Ravitz, CFA Senior Vice President	-	-

Benjamin H. Nahum Executive Vice President	-	-

Jordan F. Posner Vice President	-	-

James R. Greene Senior Vice President	-	-

Stanley G. Lee, CFA Vice President	-	-

Pong Chan Vice President, Director of Information Technology	-	-

Clarissa Moore Senior Vice President, Director of Marketing and Client Service	-	-

Jack Estes Vice President	-	-

Delaware Management Company

Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, is a sub-adviser for the Registrant's Small Cap Growth, Small/Mid Cap Equity and Tax-Managed Small Cap

Funds. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Jude T. Driscoll President, CEO	DIAL Holding Company, Inc.	CEO, Trustee, President, Director

	Delaware General Management, Inc.	CEO, Trustee, President, Director

	Delaware Management Company, Inc.	CEO, Trustee, President, Director

	Delaware Investments Family of Funds	Chairman, President, CEO

	Delaware Management Holdings, Inc.	President, CEO, Director/Trustee

	DMH Corp	President, CEO, Director/Trustee

	Delaware Investments U.S., Inc.	President, CEO, Director/Trustee

	Delaware Distributors, Inc.	President, CEO, Director/Trustee

	Lincoln National Investment Companies, Inc.	President, CEO, Director/Trustee

	Delaware Investment Advisers	President, CEO

	Delaware Capital Management	President, CEO

	Delaware Distributors, L.P.	President, CEO, Director, Trustee

	Delaware Lincoln Cash Management	President

	Delaware Service Company, Inc.	Director, President, CEO, Trustee

	Retirement Financial Services, Inc.	Director, President, CEO, Trustee

	LNC Administrative Services Corporation	Director, President, CEO, Trustee

	HYPPCO Finance Company Ltd.	Director

	Delaware Investment Advisers Ltd.	Chairman, Director

	Delaware International Holdings Ltd.	President, CEO, Director, Trustee

	Delaware Management Business Trust	President, CEO, Director, Trustee

Joseph H. Hastings Executive Vice President, Treasurer, Controller, Interim CFO	Delaware Lincoln Cash Management	Executive Vice President, Treasurer, Controller, Interim CFO

	Delaware Capital Management	Executive Vice President, Treasurer, Controller, Interim CFO

	Delaware Management Holdings, Inc.	Executive Vice President, Treasurer, Controller, Interim CFO

	DMH Corp.	Executive Vice President, Treasurer, Controller, Interim CFO

	Delaware Management Business Trust	Executive Vice President, Treasurer, Controller, Interim CFO

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Delaware Management Trust Company	Executive Vice President, CFO, Treasurer, Director

	Delaware Management Company, Inc.	Executive Vice President, Treasurer, Controller, Interim CFO

	Delaware Service Company, Inc.	Executive Vice President, Treasurer, Controller, Interim CFO

	Delaware Distributors, L.P.	Executive Vice President

	Delaware Distributors, Inc.	Executive Vice President

	Delaware General Management, Inc.	Executive Vice President, Treasurer, Controller, Interim CFO

	Delaware Investments U.S., Inc.	Executive Vice President, Treasurer, Controller, Interim CFO

	DIAL Holding Company, Inc.	Executive Vice President, Treasurer, Controller, Interim CFO

	Lincoln National Investment Companies, Inc.	Executive Vice President, Treasurer, Controller, Interim CFO

	LNC Administrative Services Corporation	Executive Vice President, Treasurer, Controller, Interim CFO

	Delaware Investments Family of Funds	Executive Vice President, CFO

	Delaware Investment Advisers	Executive Vice President, Controller, Interim CFO

	Retirement Financial Services, Inc.	Executive Vice President, CFO

	Delaware International Holdings Ltd.	Executive Vice President, Interim CFO

Joanne O. Hutcheson Executive Vice President, COO	Delaware Investment Advisers	Executive Vice President, COO

	Delaware Capital Management	Executive Vice President, COO

	Delaware Lincoln Cash Management	Executive Vice President, COO

	Delaware Management Holdings, Inc.	Executive Vice President, COO

	DMH Corp.	Executive Vice President, COO

	Delaware Management Company, Inc.	Executive Vice President, COO

	Delaware Service Company, Inc.	Executive Vice President, COO, Director

	Retirement Financial Services, Inc.	Executive Vice President, COO, Director

	Delaware Management Trust Company	Senior Vice President, Human Resources

	Delaware Distributors, L.P.	Executive Vice President

	Delaware Distributors, Inc.	Executive Vice President

	Delaware General Management, Inc.	Executive Vice President, COO

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Delaware Investments U.S., Inc.	Executive Vice President, COO

	DIAL Holding Company, Inc.	Executive Vice President, COO

	Lincoln National Investment Companies, Inc.	Executive Vice President, COO

	LNC Administrative Services Corporation	Executive Vice President, COO, Director

Patrick P. Coyne Executive Vice President, Managing Director, Chief Investment Officer-Fixed Income	Delaware Investments Family of Funds	Executive Vice President, Managing Director, Head of Equity Investments

	Delaware Investment Advisers	Executive Vice President, Managing Director, CIO-Fixed Income

	Delaware Capital Management	Executive Vice President, Managing Director, CIO-Fixed Income

	Delaware Management Holdings, Inc.	Executive Vice President, Managing Director, CIO-Fixed Income

	Lincoln National Investment Companies, Inc.	Executive Vice President, Managing Director, CIO-Fixed Income

	Lincoln National Convertible Securities Fund, Inc.	President, Director

	Lincoln National Income Fund	President, Director

Gerald S. Frey Managing Director/ CIO-Growth Investing	Delaware Investment Advisers	Managing Director/ CIO-Growth Investing

	Delaware Capital Management	Managing Director/ CIO-Growth Investing

	Delaware Management Holdings, Inc.	Managing Director/ CIO-Growth Investing

	Lincoln National Investment Companies, Inc.	Managing Director/ CIO-Growth Investing

	Delaware Investments Funds Family	Managing Director/ CIO-Growth Investing

	Delaware Management Business Trust	Managing Director/ CIO-Growth Investing

Richelle S. Maestro Executive Vice President, General Counsel, Secretary	Delaware Investment Advisers	Executive Vice President, General Counsel, Secretary

	Delaware Lincoln Cash Management	Executive Vice President, General Counsel, Secretary

	Delaware Management Holdings, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	DMH Corp., Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Delaware Management Trust Company	Senior Vice President, General Counsel, Secretary

	Delaware Management Business Trust	Senior Vice President, General Counsel, Secretary, Director, Trustee

	Lincoln National Investment Companies, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	DIAL Holding Company	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Delaware Investments U.S., Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Delaware General Management, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Delaware Management Company, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Delaware Service Company, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Retirement Financial Services, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	LNC Administrative Services Corporation	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Delaware Investments Family of Funds	Senior Vice President, General Counsel, Secretary

	Delaware International Holdings Ltd.	Executive Vice President, Deputy General Counsel, Director

	Delaware Distributors, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

	Delaware Capital Management	Executive Vice President, General Counsel, Secretary

	Delaware Distributors, L.P.	Senior Vice President, General Counsel, Secretary, Director, Trustee

	Lincoln National Convertible Securities Fund, Inc.	Vice President, General Counsel

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Lincoln National Income Fund, Inc.	Vice President, General Counsel

	Tri-R Associates	General Partner

David F. Connor Vice President, Deputy General Counsel, Assistant Secretary	Delaware Investment Advisers	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Lincoln Cash Management	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Capital Management	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Management Holdings, Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	DMH Corp.	Vice President, Deputy General Counsel, Assistant Secretary

	DIAL Holding Company, Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Investments U.S., Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Management Company, Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Service Company, Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	Retirement Financial Services, Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Management Trust Company	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Distributors, L.P.	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Distributors, Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	Lincoln National Investment Companies, Inc.	Vice President, Deputy General Counsel, Assistant Secretary

	LNC Administrative Services Corporation	Vice President, Deputy General Counsel, Assistant Secretary

	Delaware Investments Family of Funds	Vice President, Deputy General Counsel, Assistant Secretary

	Lincoln National Income Fund, Inc.	Secretary

	Lincoln National Convertible Securities Fund, Inc.	Secretary

David P. O'Connor Vice President, Associate General Counsel, Assistant Secretary	Delaware Investment Advisers	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Capital Management	Vice President, Associate General Counsel, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Delaware Management Holdings, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	DMH Corp.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Management Company, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Service Company Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Distributors, L.P.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Distributors, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware General Management, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Investments U.S., Inc.	Vice President, Associate General Counsel, Assistant Secretary

	DIAL Holding Company, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Lincoln National Investment Companies, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	LNC Administrative Services Corporation	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Investments Family of Funds	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Lincoln Cash Management	Vice President, Associate General Counsel, Assistant Secretary

	Retirement Financial Services, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Management Business Trust	Vice President, Associate General Counsel, Assistant Secretary

Kevin S. Lee Vice President, Assistant Controller	Delaware Investment Advisers	Vice President, Assistant Controller

	Delaware Lincoln Cash Management	Vice President, Assistant Controller

	Delaware Capital Management	Vice President, Assistant Controller

	Delaware Management Holdings, Inc.	Vice President, Assistant Controller

	DMH Corp.	Vice President, Assistant Controller

	DIAL Holding Company, Inc.	Vice President, Assistant Controller

	Delaware Investments U.S., Inc.	Vice President, Assistant Controller

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Delaware Management Company, Inc.	Vice President, Assistant Controller

	Delaware Service Company, Inc.	Vice President, Assistant Controller

	Retirement Financial Services, Inc.	Vice President, Assistant Controller

	Delaware Management Trust Company	Vice President, Assistant Controller

	Delaware Distributor, L.P.	Vice President, Assistant Controller

	Delaware Distributors, Inc.	Vice President, Assistant Controller

	Delaware General Management, Inc.	Vice President, Assistant Controller

	Lincoln National Investment Companies, Inc.	Vice President, Assistant Controller

	LNC Administrative Services Corporation	Vice President, Assistant Controller

	Delaware Management Business Trust	Vice President, Assistant Controller

Brian L. Murray. Jr. Vice President, Associate General Counsel, Assistant Secretary	Delaware Investment Advisers	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Capital Management	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Service Company, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Distributors, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Retirement Financial Services, Inc.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Distributors, L.P.	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Investments Family of Funds	Vice President, Associate General Counsel, Assistant Secretary

	Delaware Management Business Trust	Vice President, Associate General Counsel, Assistant Secretary

Richard Salus Vice President, Deputy Controller	Delaware Investment Advisers	Vice President, Deputy Controller

	Delaware Lincoln Cash Management	Vice President, Deputy Controller

	Delaware Capital Management	Vice President, Deputy Controller

	Delaware Management Holdings, Inc.	Vice President, Deputy Controller

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	DMH Corp.	Vice President, Deputy Controller

	Delaware Management Company, Inc.	Vice President, Deputy Controller

	Delaware Service Company, Inc.	Vice President, Assistant Controller

	Retirement Financial Service, Inc.	Vice President, Assistant Controller

	Delaware Management Trust Company	Vice President, Assistant Controller

	Delaware Distributors, L.P.	Vice President, Assistant Controller

	Delaware Distributors, Inc.	Vice President, Assistant Controller

	Delaware International Holdings Ltd.	Vice President, Assistant Controller

	Delaware General Management, Inc.	Vice President, Deputy Controller

	Delaware Investments U.S., Inc.	Vice President, Deputy Controller

	DIAL Holding Company, Inc.	Vice President, Deputy Controller

	Lincoln National Investment Companies, Inc.	Vice President, Deputy Controller

	LNC Administrative Services Corporation	Vice President, Deputy Controller

Richard D. Seidel Vice President, Assistant Controller, Manager-Payroll	Delaware Management Company, Inc.	Vice President, Assistant Controller, Manager-Payroll

	Delaware Investment Advisers	Vice President, Assistant Controller, Manager-Payroll

	Delaware Lincoln Cash Management	Vice President, Assistant Controller, Manager-Payroll

	Delaware Investments U.S., Inc.	Vice President, Assistant Controller, Manager-Payroll

	Delaware General Management, Inc.	Vice President, Assistant Controller, Manager-Payroll

	Delaware Distributors, Inc.	Vice President, Assistant Controller, Manager-Payroll

	Delaware Management Business Trust	Vice President, Assistant Controller, Manager-Payroll

	Retirement Financial Services, Inc.	Vice President, Assistant Controller, Manager-Payroll

	Lincoln Investment Companies, Inc.	Vice President, Assistant Controller, Manager-Payroll

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	LNC Administrative Services Corporation	Vice President, Assistant Controller, Manager-Payroll

	Delaware Capital Management	Vice President, Assistant Treasurer

	Delaware Management Holdings, Inc.	Vice President, Assistant Treasurer

	DMH Corp.	Vice President, Assistant Treasurer

	DIAL Holding Company, Inc.	Vice President, Assistant Treasurer

	Delaware Service Company, Inc.	Vice President, Assistant Treasurer

	Delaware Distributors, L.P.	Vice President, Assistant Treasurer

	Delaware Management Business Trust	Vice President, Assistant Controller, Manager-Payroll

See Yeng Quek Executive Vice President, Managing Director, CIO-Fixed Income	Delaware Investment Advisers	Executive Vice President, Managing Director, CIO-Fixed Income

	Delaware Lincoln Cash Management	Executive Vice President, Managing Director, CIO-Fixed Income

	Delaware Investments Family of Funds	Executive Vice President, Managing Director, CIO-Fixed Income

	Delaware Management Holdings, Inc.	Executive Vice President, Managing Director, CIO-Fixed Income, Director, Trustee

	Delaware Management Business Trust	Executive Vice President, Managing Director, CIO-Fixed Income, Director, Trustee

	Lincoln National Investments Companies, Inc.	Executive Vice President, Managing Director, CIO-Fixed Income, Director, Trustee

	DMH Corp.	Director, Trustee

	DIAL Holding Company, Inc.	Director, Trustee

	Delaware International Holdings, Ltd.	Director, Trustee

	Delaware Investments U.S., Inc.	Director, Trustee

	Delaware Management Company, Inc.	Director, Trustee

	Delaware Service Company, Inc.	Director, Trustee

	HYPPCO Finance Company Ltd.	Director, Trustee

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Joel A. Ettinger Vice President, Taxation	Delaware Investment Advisers	Vice President, Taxation

	Delaware Capital Management	Vice President, Taxation

	Delaware Lincoln Cash Management	Vice President, Taxation

	Delaware Management Holdings, Inc.	Vice President, Taxation

	DMH Corp.	Vice President, Taxation

	DIAL Holding Company, Inc.	Vice President, Taxation

	Delaware General Management, Inc.	Vice President, Taxation

	Delaware Management Company, Inc.	Vice President, Taxation

	Delaware Service Company, Inc.	Vice President, Taxation

	Delaware Distributors, Inc.	Vice President, Taxation

	Retirement Financial Services, Inc.	Vice President, Taxation

	Delaware Management Business Trust	Vice President, Taxation

	Delaware Distributors, L.P.	Vice President, Taxation

	Lincoln National Investment Companies, Inc.	Vice President, Taxation

	LNC Administrative Services Corporation	Vice President, Taxation

	Delaware Investments Family of Funds	Vice President, Taxation

John C. E. Campbell Executive Vice President/ Global Marketing and Client Services	Delaware Investment Advisers	Executive Vice President/Global Marketing Sales, Client Services and Product Development, President/Global Institutional Services

	Delaware International Advisers Ltd.	Director

Douglas L. Anderson Senior Vice President/ Operations	Delaware Service Company, Inc.	Senior Vice President/Operations

	Delaware Distributors, Inc.	Senior Vice President/Operations

	Retirement Financial Services, Inc.	Senior Vice President/Operations

	Delaware Distributors, L.P.	Senior Vice President/Operations

	Delaware Management Trust Company	Senior Vice President/Operations, Director

Robert L. Arnold Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Capital Management	Senior Vice President, Senior Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

Marshall T. Bassett Senior Vice President, Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

Christopher S. Beck Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Capital Management	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

Michael P. Bishof Senior Vice President/ Investment Accounting	Delaware Capital Management	Senior Vice President/Investment Accounting

	Delaware Service Company, Inc.	Senior Vice President/Investment Accounting

	Delaware Distributors, L.P.	Senior Vice President/Investment Accounting

	Delaware Investment Advisers	Senior Vice President/Investment Accounting, Treasurer

	Delaware International Advisers Ltd.	Senior Vice President, Manager of Investment Accounting

	Delaware Investments Family of Funds	Senior Vice President, Treasurer

	Lincoln National Convertible Securities Fund, Inc.	Chief Financial Officer

	Lincoln National Income Fund, Inc.	Chief Financial Officer

Lisa O. Brinkley Senior Vice President, Compliance Director	Delaware Investment Advisers	Senior Vice President, Compliance Director

	Delaware Capital Management	Senior Vice President, Compliance Director

	Delaware Lincoln Cash Management	Senior Vice President, Compliance Director

	Delaware Management Holdings, Inc.	Senior Vice President, Compliance Director

	DMH Corp.	Senior Vice President, Compliance Director

	DIAL Holding Company, Inc.	Senior Vice President, Compliance Director

	Delaware Investments U.S., Inc.	Senior Vice President, Compliance Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Delaware General Management, Inc.	Senior Vice President, Compliance Director

	Delaware Management Company, Inc.	Senior Vice President, Compliance Director

	Delaware Service Company, Inc.	Senior Vice President, Compliance Director

	Delaware Distributors, Inc.	Senior Vice President, Compliance Director

	Retirement Financial Services, Inc.	Senior Vice President, Compliance Director

	Delaware Management Business Trust	Senior Vice President, Compliance Director

	Delaware Distributors, L.P.	Senior Vice President, Compliance Director

	Lincoln National Investment Companies, Inc.	Senior Vice President, Compliance Director

	LNC Administrative Services Corporation	Senior Vice President, Compliance Director

	Delaware Investments Family of Funds	Senior Vice President, Compliance Director

	Delaware Management Trust Company	Senior Vice President, Compliance Director, Assistant Secretary

Ryan K. Brist Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Lincoln National Income Fund, Inc.	Vice President

Timothy G. Connors Senior Vice President, Chief Investment Officer-Value Investing	Delaware Investment Advisers	Senior Vice President, Chief Investment Officer-Value Investing

	Delaware Management Holdings, Inc.	Senior Vice President, Chief Investment Officer-Value Investing

	Delaware Management Business Trust	Senior Vice President, Chief Investment Officer-Value Investing

	Lincoln National Investment Companies, Inc.	Senior Vice President, Chief Investment Officer-Value Investing

	Delaware Investment Family of Funds	Senior Vice President, Chief Investment Officer-Value Investing

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Nancy M. Crouse Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

George E. Deming Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware International Advisers Ltd.	Director

Robert J. DiBraccio Senior Vice President, Head of Equity Trading	Delaware Investment Advisers	Senior Vice President, Head of Equity Trading

	Delaware Capital Management	Senior Vice President, Head of Equity Trading

John B. Fields Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware Management Business Trust	Trustee

John A. Heffern Senior Vice President, Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

Carolyn McIntyre Senior Vice President/ Human Resources	Delaware Investment Advisers	Senior Vice President/ Human Resources

	Delaware Capital Management	Senior Vice President/ Human Resources

	Delaware Lincoln Cash Management	Senior Vice President/ Human Resources

	Delaware Management Holdings, Inc.	Senior Vice President/ Human Resources

	DMH Corp.	Senior Vice President/ Human Resources

	DIAL Holding Company, Inc.	Senior Vice President/ Human Resources

	Delaware General Management, Inc.	Senior Vice President/ Human Resources

	Delaware Management Business Trust	Senior Vice President/ Human Resources

	Lincoln National Investment Companies, Inc.	Senior Vice President/ Human Resources

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Susan L. Natalini Senior Vice President/ Global Marketing and Client Services	Delaware Investment Advisers	Senior Vice President/Global Marketing and Client Services

Francis X. Morris Director-Fundamental Research, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware General Management, Inc.	Vice President, Senior Portfolio Manager

	Delaware Capital Management	Vice President, Senior Equity Analyst

John J. O'Connor Senior Vice President/ Investment Accounting	Delaware Service Company, Inc.	Senior Vice President/Investment Accounting

	Delaware Investment Advisers	Senior Vice President/Investment Accounting, Assistant Treasurer

	Delaware Investments Family of Funds	Senior Vice President, Assistant Treasurer

Philip R. Perkins Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

Timothy L. Rabe Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

Paul M. Ross Senior Vice President/ Global Marketing and Client Services	Delaware Investment Advisers	Senior Vice President/Global Marketing and Client Services

James L. Shields Senior Vice President, Chief Information Officer	Delaware Investment Advisers	Senior Vice President, Chief Information Officer

	Delaware Capital Management	Senior Vice President, Chief Information Officer

	Delaware Service Company, Inc.	Senior Vice President, Chief Information Officer

	Retirement Financial Services, Inc.	Senior Vice President, Chief Information Officer

	Delaware Distributors, L.P.	Senior Vice President, Chief Information Officer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
David Starer Senior Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Investment Advisers	Senior Vice President, Portfolio Manager, Senior Equity Analyst

	Delaware Investments Family of Funds	Senior Vice President, Portfolio Manager, Senior Equity Analyst

Ward T. Tatge Senior Vice President, Director of Fixed Income Research	Delaware Investment Advisers	Senior Vice President, Director of Fixed Income Research

	Delaware Investments Family of Funds	Senior Vice President, Director of Fixed Income Research

Gary T. Abrams Vice President, Equity Trader	Delaware Investment Advisers	Vice President, Equity Trader

Christopher S. Adams Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Investments Family of Funds	Vice President, Portfolio Manager, Senior Equity Analyst

	Delaware Investment Advisers	Vice President, Senior Equity Analyst I

Renee E. Anderson Vice President, Portfolio Manager, Senior Equity Analyst II	Delaware Investments Family of Funds	Vice President, Portfolio Manager, Senior Equity Analyst II

Damon J. Andres Vice President, Senior Fixed Income Portfolio Manager I	Delaware Investments Family of Funds	Vice President, Senior Portfolio Manager

	Delaware Investment Advisers	Vice President, Portfolio Manager

	Lincoln National Convertible Securities Fund, Inc.	Vice President

Joseph Baxter Vice President, Portfolio Manager	Delaware Investment Advisers	Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Portfolio Manager

Richard E. Beister Vice President, Equity Trader	Delaware Investment Advisers	Vice President, Equity Trader

Vincent A. Brancaccio Vice President, Senior Equity Trader	Delaware Investment Advisers	Vice President, Senior Equity Trader

Michael P. Buckley Vice President, Portfolio Manager, Director of Municipal Research	Delaware Investment Advisers	Vice President, Portfolio Manager, Director of Municipal Research

	Delaware Investments Family of Funds	Vice President, Portfolio Manager, Senior Municipal Bond Analyst

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
MaryEllen M. Carrozza Vice President/Client Services	Delaware Investment Advisers	Vice President/Client Services

	Delaware General Management, Inc.	Vice President/Client Services

	Delaware Investments Family of Funds	Vice President/Client Services

Stephen R. Cianci Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

	Delaware Capital Management	Vice President, Portfolio Manager

Scott E. Decatur Vice President, Senior Equity Analyst	Delaware Investment Advisers	Vice President, Senior Equity Analyst

	Delaware Investment Family of Funds	Vice President, Senior Equity Analyst

Joseph F. DeMichele Vice President/High Grade Trading	Delaware Investment Advisers	Vice President/Senior High Grade Trading

Phoebe W. Figland Vice President/Investment Accounting	Delaware Service Company, Inc.	Vice President/Investment Accounting

	Delaware Investments Family of Funds	Vice President/Investment Accounting

Joseph Fiorilla Vice President/Trading Operations	Delaware Investment Advisers	Vice President/Trading Operations

Charles E. Fish Vice President, Senior Equity Trader	Delaware Investment Advisers	Vice President, Senior Equity Trader

Clifford M. Fisher Vice President, Senior Bond Trader	Delaware Investment Advisers	Vice President, Senior Bond Trader

Denise A. Franchetti Vice President, Portfolio Manager, Municipal Bond Credit Analyst	Delaware Investment Advisers	Vice President, Portfolio Manager, Municipal Bond Credit Analyst

	Delaware Investments Family of Funds	Vice President, Portfolio Manager, Municipal Bond Credit Analyst

Brian Funk Vice President, High Yield Analyst	Delaware Investment Advisers	Vice President, High Yield Analyst

	Delaware Investments Family of Funds	Vice President, High Yield Analyst

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
James A. Furgele Vice President/Investment Accounting	Delaware Investment Advisers	Vice President/Investment Accounting

	Delaware Investments Family of Funds	Vice President/Investment Accounting

	Delaware Service Company, Inc.	Vice President/Investment Accounting

Brent C. Garrells Vice President, High Yield Analyst	Delaware Investment Advisers	Vice President, High Yield Analyst

	Delaware Investments Family of Funds	Vice President, High Yield Analyst

Daniel V. Geatens Vice President/Investment Accounting	Delaware Service Company, Inc.	Vice President/Investment Accounting

	Delaware Investments Family of Funds	Vice President/Investment Accounting

Stuart M. George Vice President, Equity Trader	Delaware Investment Advisers	Vice President, Equity Trader

Robert E. Ginsberg Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Investments Family of Funds	Vice President, Portfolio Manager, Senior Equity Analyst

	Delaware Investment Advisers	Vice President, Portfolio Manager, Senior Equity Analyst

Barry Gladstein Vice President, Portfolio Analyst	Delaware Investment Advisers	Vice President, Portfolio Analyst

	Delaware Investments Family of Funds	Vice President, Equity Analyst

Paul Grillo Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Senior Portfolio Manager

	Delaware Capital Management	Vice President, Portfolio Manager

Brian T. Hannon Vice President, Equity Analyst	Delaware Investment Advisers	Vice President, Equity Analyst

	Delaware Investments Family of Funds	Vice President, Equity Analyst

Jonathan Hatcher Vice President, Senior High Trader	Delaware Investment Advisers	Vice President/Senior High Yield Analysis

Jeffrey W. Hynoski Vice President, Portfolio Manager	Delaware Investment Advisers	Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Portfolio Manager

Cynthia Isom Vice President, Portfolio Manager	Delaware Investment Advisers	Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kenneth R. Jackson Vice President, Equity Analyst	Delaware Investment Advisers	Vice President, Equity Analyst

	Delaware Investments Family of Funds	Vice President, Equity Analyst

Steven T. Lampe Vice President, Portfolio Manager	Delaware Investment Advisers	Vice President, Portfolio Manager

	Delaware Capital Management	Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Portfolio Manager

Andrew M. McCullagh, Jr. Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Vice President, Senior Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Senior Portfolio Manager

Michael S. Morris Vice President, Portfolio Manager	Delaware Investment Advisers	Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Senior Equity Analyst

John R. Murray Vice President, Senior Equity Analyst	-	-

Philip O. Obazee Vice President, Derivatives Manager	Delaware Investment Advisers	Vice President, Derivatives Manager

	Delaware Investments Family of Funds	Vice President, Derivatives Manager

Donald G. Padilla Vice President, Equity Analyst II	Delaware Investment Advisers	Vice President, Equity Analyst II

	Delaware Investments Family of Funds	Vice President, Equity Analyst

Kevin C. Schildt Vice President, Senior Municipal Credit Analyst	Delaware Investment Advisers	Vice President, Senior Municipal Credit Analyst

	Delaware Investments Family of Funds	Vice President, Senior Research Analyst

Brenda L. Sprigman Vice President, Business Manager-Fixed Income	Delaware Investment Advisers	Vice President, Business Manager-Fixed Income

Matthew J. Stephens Vice President, Senior High Grade Analyst	Delaware Investment Advisers	Vice President, Senior High Grade Analyst

	Delaware Investments Family of Funds	Vice President, Senior High Grade Analyst

Michael T. Taggart Vice President/Facilities and Administrative Services	Delaware Investment Advisers	Vice President/Facilities & Administrative Services

	Delaware Service Company, Inc.	Vice President/Facilities &

Administrative Services

	Delaware Distributors, Inc.	Vice President/Facilities & Administrative Services

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Delaware Distributors, L.P.	Vice President/Facilities and Administrative Services

Lori P. Wachs Vice President, Portfolio Manager	Delaware Investment Advisers	Vice President, Portfolio Manager

	Delaware Investments Family of Funds	Vice President, Portfolio Manager

Laura Wagner Vice President/Investment Accounting	Delaware Service Company, Inc.	Vice President/Investment Accounting

	Delaware Investments Family of Funds	Vice President/Investment Accounting

Chris Welker Vice President, Senior High Grade Trader	Delaware Investment Advisers	Vice President, Senior High Grade Trader

James J. Wright Vice President, Senior Equity Analyst	Delaware Investment Advisers	Vice President, Senior Equity Analyst

	Delaware Investments Family of Funds	Vice President, Senior Equity Analyst

Enhanced Investment Technologies, LLC

Enhanced Investment Technologies, LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410. INTECH is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert E. Fernholz Director, Executive Vice President and Chief Investment Officer	-	-

Robert A. Garvy Director, President and Chief Executive Officer	-	-

David E. Hurley Chief Operating Officer and Senior Vice President; formerly Chief Compliance Officer	-	-

Franklin Portfolio Associates, LLC

Franklin Portfolio Associates, LLC ("Franklin") is a sub-adviser for the Registrant's Large Cap Value and Tax-Managed Large Cap Funds. The principal business address of Franklin is One Boston Place, 29th Floor, Boston, Massachusetts 02108. Franklin is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
John S. Cone President & CEO, Director	Mellon Financial Corporation	Officer

Oliver E. Buckley Sr. Vice President	Mellon Financial Corporation	Officer

Michael F. Dunn Sr. Vice President	Mellon Financial Corporation	Officer

Paul F. Healey Executive Vice President, Chief Operating Officer, Director	Mellon Financial Corporation	Officer

Mary M. McDermott-Holland Sr. Vice President	-	-

John V. Doggett Vice President	Mellon Financial Corporation	Officer

Gregg E. Pendergast Vice President	-	-

Stephen L. Sexeny Vice President	Mellon Financial Corporation	Officer

Jennifer A. Vinson Vice President	-	-

Kristin D. Crawford Vice President	-	-

Timothy E. Burke Trading Officer	-	-

Khaled A. Moheydeen Technology Officer	-	-

Milton B. Sachse Technology Officer	-	-

Laurie C. Knapp Chief Legal Officer	Mellon Financial Corporation	Vice President

John J. Nagorniak Chairman	-	-

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Stephen Canter Director	Mellon Financial Corporation	Sr. Vice President

Ronald P. O'Hanley Director	Mellon Financial Corporation	Vice Chairman

Langton C. Garvin Sr. Vice President	Mellon Financial Corporation	Officer

Kathry M. Horgan Vice President	Mellon Financial Corporation	Vice President

Francis D. Antin Director	Mellon Financial Corporation	Sr. Vice President

Laura E. Santaniello Vice President	-	-

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. ("GSAM"), a wholly-owned subsidiary of Goldman Sachs Group, Inc., is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of GSAM is 32 Old Slip, New York, New York 10005. GSAM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Henry M. Paulson, Jr. Managing Director	The Goldman Sachs Group, Inc.	Chairman, Chief Executive Officer and Director

	Goldman, Sachs & Co.	Managing Director

Robert J. Hurst Managing Director	The Goldman Sachs Group, Inc. Goldman, Sachs & Co.	Vice Chairman and Director Managing Director

Lloyd C. Blankfein Managing Director	The Goldman Sachs Group, Inc.	President, Chief Operating Officer and Director

	Goldman, Sachs & Co.	Managing Director

ING Investment Management Co.

ING Investment Management Co. ("ING") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of ING is 230 Park Avenue, 13th Floor, New York, New York 10169. ING is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert Crispin Chairman	-	-

Scott Fox President, Chief Executive Officer, Chief Operating Officer, Vice Chairman	-	-

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company

Rick Nelson Chief Investment Officer, Vice Chairman	-	-

Kenneth J. Monaghan Senior Vice President, Portfolio Manager	-	-

Paul H. Ross Senior Vice President, Portfolio Manager	-	--

J. Paul Gillin Senior Vice President, Portfolio Manager	-	-

Geert Dhont Vice President, Portfolio Manager	-	-

Robert D. Farnham Senior Vice President, Head of Research	-	-

Gerald T. Lins General Counsel	-	-

Cynthia M. Palmer Chief Administrative Officer, Vice President	-	-

Integrity Asset Management, LLC

Integrity Asset Management, LLC ("Integrity") is a sub-adviser for the Registrant's Small/Mid Cap Equity Fund. The principal business address of Integrity is 9900 Corporate Campus Drive, Suite 3000, Louisville, Kentucky 40223. Integrity is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Matthew G. Bevin Chief Executive Officer & Principal	-	-

Daniel G. Bandi CFA, Chief Investment Officer, Value Equities & Principal	-	-

Daniel J. DeMonica CFA, Senior Portfolio Manager & Principal	-	-

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Adam I. Friedman Senior Portfolio Manager & Principal	-	-

William H. McNett CFA, Senior Portfolio Manager & Principal	-	-

Lee Munder Investments, Ltd.

Lee Munder Investments, Ltd. ("LMIL") is an investment sub-adviser for the Small Cap Growth, Small/Mid Cap Equity and Small Cap Value Funds. The principal address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMIL is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Lee Munder, Chairman	-	-

Kenneth Swan President	-	-

Robert A. Smith Partner	Castanea Partners, Inc	Co-Founder and Managing Director

	The Neiman Marcus Group	Vice Chairman of the Board of Directors

Andrew L. Beja Managing Director	-	-

Nicholas Battelle Managing Director	-	-

Terry Gardner CFO	-	-

Lincoln Capital Fixed Income Management Company, LLC

Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital") is a sub-adviser to the Registrant's High Yield Bond Fund. The principal business address of Lincoln Capital is 200 S. Wacker Drive, Suite 2100, Chicago, Illinois 60606. Lincoln Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Theodore P. Janulis Managing Director	Lehman Brothers	Head of Wealth & Asset Management Division, Executive Committee Member

Bradley C. Tunk Chairman, Chief Executive Officer, Managing Director	Lehman Brothers	Co-Head of Institutional Asset Management, Co-Chair of Alternative Investment Management

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Ann H. Benjamin Managing Director	-	-

Andrew A. Johnson Managing Director	-	-

Richard W. Knee Managing Director	-	-

Terrence J. Glomski Senior Vice President	-	-

Lorraine L. Holland Managing Director	-	-

Alexander B. Knowles Senior Vice President	-	-

LSV Asset Management

LSV Asset Management ("LSV") is an investment sub-adviser for the Tax-Managed Large Cap, Large Cap Value, Small Cap Value, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. The principal address of LSV is 1 N Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Josef Lakonishok CEO, Portfolio Manager	University of Illinois	Professor of Finance

Robert Vishny Partner, Portfolio Manager	University of Chicago	Professor of Finance

Menno Vermeulen Partner, Portfolio Manager	-	-

Tremaine Atkinson Partner, COO	-	-

Christopher LaCroix Partner, Managing Director of Business Development SEI Funds, Inc. General Partner	-	-

Martingale Asset Management, L.P.

Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's Small Cap Value, Small/Mid Cap Equity and Mid Cap Funds. The principal address of Martingale is 222 Berkeley Street, Boston, Massachusettes 02116. Martingale is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Martingale Asset Management Corporation General Partner	-	-

Patricia J. O'Connor Executive Vice President, CFO, Limited Partner	Martingale Asset Management Corporation	Treasurer, Director, Shareholder

William Edward Jacques Executive Vice President, Portfolio Manager, CIO, Limited Partner	Martingale Asset Management Corporation	Director, Shareholder

Alan J. Stassman Chairman, Limited Partner	Martingale Asset Management Corporation	Director, Chairman, Shareholder

Arnold Seton Wood President, Portfolio Manager, Limited Partner	Martingale Asset Management Corporation	Director, Shareholder

Douglas Evan Stark, CFA Investment Research, Portfolio Manager, Limited Partner	-	-

Samuel P. Nathans, CFA Portfolio Manager, Limited Partner	-	-

Thomas A. Cosmer, CFA Senior Vice President, Partner	-	-

Jill G. Brogan Vice President, Partner	-	-

Guy A. Skaggs Senior Vice President, Partner	-	-

Elizabeth F. Davis Vice President, Partner	-	-

Jennifer Visco, CPA Vice President, Partner	-	-

James M. Eysenbach, CFA Senior Vice President	-	-

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Ellen M. Kelly Senior Vice President, Partner	-	-

Mazama Capital Managment, Inc.

Mazama Capital Managment, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap Growth, Small/Mid Cap Equity and Tax-Managed Small Cap Funds. The principal business address of Mazama is One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Helen McDonald Degener Director	The Mathes Company	VP and Portfolio Manager

Ronald Adair Sauer President, Chairman, Senior Portfolio Manager	-	-

Jill Ronne Collins Senior VP Marketing & Client Service	-	-

Brian Paul Alfrey Director, Executive VP, COO	-	-

Stephen Charles Brink Senior VP, Director Research	-	-

McKinley Capital Management Inc.

McKinley Capital Management Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Large Cap Growth, Tax-Managed Small Cap Fund, and Small Cap Growth Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert B. Gillam President, Chief Investment Officer	FAS Alaska, Inc.	Officer & Director

	McKinley Offshore Management, LTD	Director

Diane M. Wilke Executive Vice President, Chief Operating Officer	FAS Alaska, Inc.	Officer & Director

	McKinley Offshore Management, LTD	Director

B. Thomas Willison Director	-	-

Tamara L. Leitis Assistant Vice President,	-	-

HR Manager

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Gregory O'Keefe Chief Financial Officer	-	-

Charles Weaver Director	SBC Communications, Inc. (Previously)	Director

Brian Stafford Director	Seisnet, Inc. (Previously)	Director

Metropolitan West Asset Management, LLC

Metropolitan West Asset Management, LLC ("MWAM") is a sub-adviser for the Registrant's Core Fixed Income and High Yield Bond Funds. The principal business address of MWAM is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MWAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Scott Dubchansky Chief Executive Officer, Partner	Metropolitan West Funds	Chairman of the Board of Trustees, CEO, President

Tad Rivelle Chief Investment Officer, Partner, Managing Director	-	-

Laird Landmann Portfolio Manager, Partner, Managing Director	-	-

David Lippman Portfolio Manager, Partner, Managing Director	Metropolitan West Funds	Trustee

Steve Kane Portfolio Manager, Partner, Managing Director	-	-

Chris Scibelli Director of Marketing, Partner, Managing Director	-	-

Patrick Moore Director of Client Services, Partner	-	-

Joseph Hattesohl Chief Financial Officer	Metropolitan West Funds	Treasurer, Chief Financial Officer

	West Gate Advisors, LLC	Chief Financial Officer

	MWAM Distributors, LLC	President

Lara Mulpagano Chief Operating Officer	Metropolitan West Funds	Secretary

	West Gate Advisors, LLC	Chief Operating Officer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Cal Rivelle Chief Technology Officer	-	-

Richard Hollander Director	Metwest Financial	Chairman, Chief Executive Officer

Montag & Caldwell, Inc.

Montag & Caldwell, Inc. ("Montag & Caldwell") is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of Montag & Caldwell is 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326-3248. Montag & Caldwell is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Ronald E. Canakaris President, CEO, CIO, Director	-	-

Huibert G. Boumeester Director	ABN AMRO Asset Management, Ltd.	Chairman, CEO

Solon P. Patterson Chairman, Director	-	-

William A. Vogel Executive Vice President, Director	-	-

Albertus Petrus Schouios Director	ABN AMRO Asset Management, Ltd.	Chief Financial Officer

Nomura Corporate Research and Asset Management Inc.

Nomura Corporate Research and Asset Management Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is 2 World Financial Center, Building B, 17th Floor, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert Levine President, CEO, Board Member	Nomura Holding America Inc.	Executive Managing Director

Joseph Redmond Schmuckler Co-Chairman of the Board	Nomura Securities International, Inc.	President, Chief Operating Officer, Board Member

	Nomura Holding America Inc.	Chief Operating Officer, Executive Managing Director, Board Member

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
David Mair Findlay Executive Managing Director, Board Member, Chief Legal Officer	Nomura Holding America Inc.	Chief Legal Officer, Board Member, Executive Managing Director

	Nomura Securities International, Inc	Chief Legal Officer, Board Member, Executive Managing Director

Hideyuki Takahashi Co-Chairman of the Board	Nomura Securities International, Inc.	Chief Executive Officer, Board Member

	Nomura Holding America Inc.	Chief Executive Officer, President, Board Member

David Crall Managing Director	-	-

Stephen Kotsen Director	-	-

Parametric Portfolio Associates

Parametric Portfolio Associates ("Parametric") is a sub-adviser for the Registrant's Tax-Managed Large Cap Fund. The principal business address of Parametric is 1151 Fairview Avenue North, Seattle, Washington 98109-4418. Parametric is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Brian Langstraat Treasurer, Chief Executive Officer	-	-

David Stein Director, Chief Investment Officer	-	-

Aaron Singleton Chief Compliance Officer, Chief Financial Officer	-	-

Andrew Abramsky Chief Operating Officer	-	-

James B. Hawkes Member	Eaton Vance Corp.	Chairman, President, CEO

Thomas E. Faust, Jr. Member	Eaton Vance Corp.	Executive Vice President, CIO, Director

Peregrine Capital Management, Inc.

Peregrine Capital Management, Inc. ("Peregrine") is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Minneapolis, Minnesota 55402. Peregrine is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Jon R. Campbell Director	Wells Fargo Bank, Minnesota, N.A.	Chairman, CEO, President

	Wells Fargo & Company	Regional President-Great Lakes Region

	Fairview Health Services	Director

	Capital City Partnership	Director

	The Minneapolis Orchestral Association	Director

	Minnesota Business Partnership	Director

	Mentoring Partnership of Minnesota	Director

	The Minneapolis Foundation	Director

	The Curtis L. Carlson School of Management Board of Overseers	Director

	The Greater Twin Cities United Way	Director

	Advisory Board of MEDA	Director

Robert Bruce Mersky Chairman of the Board, CEO, President, Portfolio Manager	Walker Arts Center	Director

Ronald George Hoffman COO, CCO, CFO, Senior Vice President	-	-

Stefanie M. Adams Senior Vice President, Client Service and Marketing	Northshore Advisors, LLC	Executive Vice President, Director of Marketing

William Daniel Giese Senior Vice President, Portfolio Manager	-	-

Paul Edward von Kuster, III Senior Vice President, Portfolio Manager	-	-

Paul Robert Wurm Senior Vice President, Co-Manager, Equity Trading	-	-

John Sorenson Dale Senior Vice President, Portfolio Manager	The Montana Land Reliance	Director-at-Large

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Barbara Kloepfer McFadden Senior Vice President, Co-Manager, Equity Trading	Benilde-St.Margaret's School	Director

Gary Edward Nussbaum Senior Vice President, Portfolio Manager	-	-

Tasso Harry Coin Senior Vice President, Portfolio Manager	-	-

Julie McDonell Gerend Senior Vice President, Director of Client Service & Marketing	-	-

Daniel John Hagen Senior Vice President, Portfolio Manager	NET Ministries	Director

Jay Hendrickson Strohmaier Senior Vice President, Portfolio Manager	-	-

James Patrick Ross Senior Vice President, Senior Portfolio Advisor	-	-

Douglas Gordon Pugh Senior Vice President, Portfolio Manager	-	-

Colin Michael Sharp Senior Vice President, Director of Technology Operations	-	-

John Maschoff Sr. VP, Client Service & Marketing	-	-

Reid A. Kilberg Senior Vice President, Client Service and Marketing	Compass Capital Management	Director, Sales and Marketing

David S. Lunt Senior Vice President, Compliance	Wells Capital Management	Managing Director

	Wells Fargo Bank, Minnesota, N.A.	Vice President

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Dennis M. Kass Manager and Chairman	Jennison Associates LLC	Chairman and CEO

	Prudential Trust Company	Director

	JP Morgan Fleming Investment Management	Vice Chairman

	Prudential Investment Management, Inc.	Director and Vice President

Bernard B. Winograd Manager	Jennison Associates LLC	Director

	PIC Holdings Limited	Chairman and Director

	PIM Foreign Investments, Inc.	President

	PIM Warehouse, Inc.	Chairman and Director

	Prudential Investment Management Services LLC	Executive Vice President

	Prudential Asset Management Holding Company	Director and Vice President

	The Prudential Insurance Company of America	Vice President

	PIM Investments, Inc.	Director and President

Ronald K. Andrews Manager	Jennison Associates LLC	Director

	Prudential Investments LLC	Senior Vice President

	American Skandia Investment Services, Inc.	Senior Vice President

	American Skandia Advisory Services, Inc.	Senior Vice President

Timothy J. Knierim Manager	Jennison Associates LLC	Director

	PIM Warehouse, Inc.	Assistant Secretary

	Prudential Mortgage Asset Corporation II	Secretary

	Prumerica Financial Asia Limited	Corporate Secretary

	Prudential Latin American Investments, Ltd.	Secretary

	Residential Information Services, Inc.	Vice President and Secretary

	The Prudential Insurance Company of America	Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company

	Prudential Investment Management, Inc.	Vice President and Assistant Secretary

Kenneth Moore Manager, Vice President and Chief Financial Officer	The Prudential Insurance Company of America	Vice President

	Prudential Investment Management, Inc.	Vice President

	Jennison Associates LLC	Senior Vice President and Treasurer

	JP Morgan Fleming Investment Management US	Vice President and Chief Financial Officer

James H. Scott Manager and President	PTC Services, Inc.	Director

	Prudential Trust Company	Director

	The Prudential Insurance Company of America	Vice President

	PRICOA Asset Management, Inc.	Director and Senior Vice President

	Prudential Investment Management, Inc.	Vice President and Managing Director

Margaret S. Stumpp Manager, Vice President and Chief Investment Officer	Prudential Trust Company	Vice President

	The Prudential Insurance Company of America	Vice President

	PRICOA Asset Management, Inc.	Senior Vice President

	Prudential Investment Management, Inc.	Vice President

Security Capital Research & Management Incorporated

Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Small Cap Value, Small/Mid Cap Equity and Real Estate Funds. The principal business address of Security Capital is 11 South LaSalle St., Chicago, Illinois 60603. Security Capital is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Anthony R. Manno Jr. President, Sole Director, and Managing Director	-	-

Kenneth D. Statz Managing Director	-	-

Kevin W. Bedell Senior Vice President	-	-

David E. Rosenbaum Senior Vice President	-	-

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is an investment adviser for each of the Funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Edward D. Loughlin Director, President	SEI Investments Company	Executive Vice President, President-Asset Management Division

	SEI Investments Distribution Co.	Director

	SEI Trust Company	Director

	SEI Funds, Inc.	Executive Vice President

	SEI Advanced Capital Management, Inc.	Director, President

	SEI Capital Limited (Canada)	Director

	SEI Investments Global Funds Services	Executive Vice President

	SEI Investments (France)	Board of Directors

	SEI Investments Management Corporation II	Director, President

	SEI Investments Fund Management	Chief Executive Officer

	SEI Investments Canada Company	Director

	SEI Investments Management Corporation Delaware, L.L.C.	Manager

Carl A. Guarino Director, Executive Vice President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Co.	Director

	SEI Global Investments Corp.	Senior Vice President

	SEI Global Holdings (Cayman) Inc.	Director

	SEI Investments De Mexico	Director

	SEI Investments (Europe) Ltd.	Director

	SEI Investments (France)	Board of Directors

	SEI Investments-Unit Trust Management (UK) Limited	Director

	LSV Asset Management	Management Committee

	SEI Investments Management Corporation II	Director, Executive Vice President

	SEI Investments Global, Limited	Director

	SEI Insurance Group, Inc.	Director

	SEI Global Nominee Ltd.	Director

	SEI Franchise, Inc.	Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company

Jack May Vice President	SEI Investments Management Corporation II	Senior Vice President

	SEI Franchise, Inc.	Vice President

James V. Morris Vice President	-	-

Stephen Onofrio Vice President	-	-

Timothy D. Barto General Counsel, Vice President, Secretary	SEI Investments Company SIMC Holdings, LLC	Vice President, Assistant Secretary Manager

	SEI Investments, Inc.	Assistant Secretary

	SEI Ventures, Inc.	General Counsel, Vice President, Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

	SEI Insurance Group, Inc.	Assistant Secretary

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Investments Fund Management	General Counsel, Vice President, Secretary

	SEI Investments Global Funds Services	General Counsel, Vice President, Secretary

	SEI Investments Management Corporation II	General Counsel, Vice President, Secretary

	SIMC Subsidiary, LLC	Manager

	SEI Franchise, Inc.	Assistant Secretary

Robert Crudup Senior Vice President	SEI Investments Global Funds Services	Vice President

	SEI Investments Fund Management	Vice President

	SEI Investments Company	Executive Vice President

	SEI Global Services, Inc.	Director, Senior Vice President

Richard A. Deak Vice President, Assistant Secretary	SEI Investments Company SEI Global Services, Inc.	Vice President, Assistant Secretary General Counsel, Vice President,

Secretary

	SEI Investments, Inc.	Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Ventures, Inc.	Vice President, Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Investments Global Funds Services	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Vice President, Assistant Secretary

	SEI Investments Fund Management	Vice President, Assistant Secretary

Lydia A. Gavalis Vice President, Assistant Secretary	SEI Investments Company SEI Trust Company	Vice President, Assistant Secretary General Counsel, Assistant Secretary

	SEI Investments, Inc.	General Counsel, Vice President

	SEI Investments Management Corporation Delaware, L.L.C.	Vice President

	SEI Ventures, Inc.	Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

	SEI Funds, Inc.	General Counsel, Vice President

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Investments Global Funds Services	Assistant Secretary

	SEI Investments Fund Management	Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Private Trust Company	General Counsel

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Greg Gettinger Vice President	SEI Trust Company	Vice President

	SEI Investments, Inc.	Vice President

	SEI Ventures, Inc.	Vice President

	SEI Investments Developments, Inc.	Vice President

	SEI Funds, Inc.	Vice President

	SEI Global Investments Corp.	Vice President

	SEI Advanced Capital Management, Inc.	Vice President

	SEI Global Capital Investments, Inc.	Vice President

	SEI Primus Holding Corp.	Vice President

	SEI Investments Global Funds Services	Vice President

	SEI Investments Fund Management	Vice President

	SEI Investments Management Corporation II	Vice President

	SEI Investments Management Corporation Delaware, L.L.C.	Vice President

	SEI Global Services, Inc.	Vice President

Kathy Heilig Vice President, Treasurer	SEI Inc. (Canada)	Vice President, Treasurer

	SEI Ventures, Inc.	Vice President, Treasurer

	SEI Insurance Group, Inc.	Vice President, Treasurer

	SEI Realty Capital Corporation	Vice President, Treasurer

	SEI Global Investments Corp.	Director, Vice President, Treasurer

	SEI Advanced Capital Management, Inc.	Director, Vice President, Treasurer

	SEI Investments Global (Cayman), Limited	Vice President, Treasurer

	SEI Primus Holding Corp.	Director, Vice President, Treasurer

	SEI Global Services, Inc.	Treasurer

	SEI Franchise, Inc.	Vice President, Treasurer

	SEI Global Capital Investments, Inc.	Director, Vice President, Treasurer

	SEI Investments Global Funds Services	Vice President, Treasurer

	SEI Investments Fund Management	Vice President, Treasurer

	SEI Global Holdings (Cayman) Inc.	Vice President, Treasurer, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Funds, Inc.	Director, Vice President, Treasurer

	SEI Investments Management Corporation II	Vice President, Treasurer

	SEI Investments Management Corporation Delaware, L.L.C.	Manager, Vice President, Treasurer

	SEI Investments, Inc.	Director, Vice President, Treasurer

	SEI Investments Developments, Inc.	Director, Vice President, Treasurer

	SEI Investments Company	Vice President, Treasurer, Controller, Chief Accounting Officer

Carolyn McLaurin Vice President	-	-

Kathryn L. Stanton Vice President	SEI Cares Fund	Vice President, Treasurer

Raymond B. Webster Vice President	SEI Investments Management Corporation II	Vice President

	SEI Global Services, Inc.	Vice President

Lori L. White Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Investments Distribution Co.	Vice President, Assistant Secretary

	SEI Investments, Inc.	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Investments Global Funds Services	Assistant Secretary

	SEI Investments Fund Management	Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
William E. Zitelli, Jr. Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Investments Global (Bermuda) Ltd.	Vice President

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Investments Global Funds Services	Assistant Secretary

	SEI Investments Fund Management	Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

John C. Munch Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Investments Distribution Co.	General Counsel, Secretary

	SEI Ventures, Inc.	Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

	SEI Insurance Group, Inc.	Secretary

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Investments Global Funds Services	Assistant Secretary

	SEI Investments Fund Management	Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Inc. (Canada)	General Counsel, Secretary

	SEI Franchise, Inc.	Assistant Secretary

David Campbell Vice President	SEI Global Services, Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Lori Heinel Vice President	-	-

Rosanne Miller Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Global Services, Inc.	Assistant Secretary

Jim Combs Vice President	SEI Global Services, Inc.	Vice President

Michael Cagina Vice President	-	-

Paul Klauder Vice President	-	-

Alison Saunders Vice President	-	-

Brandon Sharrett Vice President	SEI Global Services, Inc.	Vice President

Wayne Withrow Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Co.	Director

	SEI Investments Global Funds Services	Chief Executive Officer, Executive Vice President

	SEI Investments Fund Management	Executive Vice President

	SEI Trust Company	Director

	SEI Investments-Global (Cayman), Limited	Director

	SEI Investments Global Fund Services Limited	Director

	SEI Global Services, Inc.	Director, Senior Vice President

	SEI Investments Management Corporation II	Senior Vice President

Christine McCullough Vice President, Assistant Secretary	SEI Insurance Group, Inc.	Assistant Secretary

	SEI Investments Company	Vice President, Assistant Secretary

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Global Services, Inc.	Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Franchise, Inc.	General Counsel, Vice President, Secretary

Tom Jones Chief Compliance Officer, Assistant Secretary	-	-

Karl Dasher Vice President, Chief Investment Officer	SEI Investments (France) SEI Global Investments Corp.	Board of Directors Vice President

Frank Sidoti Vice President	-	-

Vincent Chu Vice President	SEI Global Investments Corp.	Vice President

	SEI Asset Korea	Director

Transamerica Investment Management, LLC

Transamerica Investment Management, LLC ("TIM") is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of TIM is 1150 S. Olive Street, 27th Floor, Los Angeles, California 90015. TIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Gary U. Rollé Manager, President, Chief Investment Officer	-	-

Jeffrey S. Van Harte Manager, Executive Vice President, Head of Equities	-	-

Transamerica Investment Services Owner	-	-

John R. Kenney Manager	Great Companies, LLC	Chairman, Director, Co-Chief Executive Officer

Brian C. Scott Manager	AEGON/Transamerica Fund Advisers, Inc	Director, President, Chief Executive Officer

John C. Riazzi Manager, Chief Executive Officer	-	-

Larry N. Norman Manager	AEGON, USA	Executive Vice President, Chief Operating Officer

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") is a sub-adviser for the Registrant's Small Cap Growth, Small Cap Value, Small/Mid Cap Equity and Real Estate Funds. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kenneth Lee Abrams Partner	-	-

Nicholas Charles Adams Partner	-	-

Rand Lawrence Alexander Partner	-	-

Deborah Louise Allinson Partner	-	-

Steven C. Angeli Partner	-	-

James Halsey Averill Partner	-	-

John F. Averill Partner	-	-

Karl E. Bandtel Partner	-	-

David W. Barnard Partner	-	-

Mark James Beckwith Partner	-	-

James A. Bevilacqua Partner	-	-

Kevin J. Blake Partner	-	-

William Nicholas Booth Partner	-	-

Michael J. Boudens Partner	-	-

Paul Braverman Partner	-	-

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert A. Bruno Partner	-	-

Michael T. Carmen Partner	-	-

Maryann Evelyn Carroll Partner	-	-

William R.H. Clark Partner	-	-

Cynthia M. Clarke Partner	-	-

Richard M. Coffman Partner	-	-

John DaCosta Partner	-	-

Pamela Dippel Partner	-	-

Scott M. Elliott Partner	-	-

Robert Lloyd Evans Partner	-	-

David R. Fassnacht Partner	-	-

Lisa de la Fuente Finkel Partner	-	-

Mark T. Flaherty Partner	-	-

Laurie Allen Gabriel Managing Partner	-	-

Ann C. Gallo Partner	-	-

Subbiah Gopalraman Partner	-	-

Paul J. Hamel Partner	-	-

William J. Hannigan Partner	-	-

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Lucius Tuttle Hill, III Partner	-	-

James P. Hoffmann Partner	-	-

Jean M. Hynes Partner	-	-

Steven T. Irons Partner	-	-

Paul David Kaplan Partner	-	-

Lorraine A. Keady Partner	-	-

John Charles Keogh Partner	-	-

George Cabot Lodge, Jr. Partner	-	-

Nancy Therese Lukitsh Partner	-	-

Mark Thomas Lynch Partner	-	-

Mark D. Mandel Partner	-	-

Christine Smith Manfredi Partner	-	-

Earl Edward McEvoy Partner	-	-

Matthew Edward Megargel Partner	-	-

James Nelson Mordy Partner	-	-

Diane Carol Nordin Partner	-	-

Stephen T. O'Brien Partner	-	-

Andrew S. Offit Partner	-	-

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Edward Paul Owens Partner	-	-

Saul Joseph Pannell Partner	-	-

Thomas Louis Pappas Partner	-	-

Jonathan Martin Payson Partner	-	-

Philip H. Perelmuter Partner	-	-

Robert Douglas Rands Partner	-	-

James Albert Rullo Partner	-	-

John Robert Ryan Managing Partner	-	-

Joseph Harold Schwartz Partner	-	-

James H. Shakin Partner	-	-

Theodore Shasta Partner	-	-

Andrew J. Shilling Partner	-	-

Binkley Calhoun Shorts Partner	-	-

Scott E. Simpson Partner	-	-

Trond Skramstad Partner	-	-

Stephen Albert Soderberg Partner	-	-

Haluk Soykan Partner	-	-

Eric Stromquist Partner	-	-

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Brendan James Swords Partner	-	-

Harriett Tee Taggart Partner	-	-

Frank L. Teixeira Partner	-	-

Perry Marques Traquina Managing Partner	-	-

Nilesh P. Undavia Partner	-	-

Clare Villari Partner	-	-

Kim Williams Partner	-	-

Itsuki Yamashita Partner	-	-

David S. Zimble Partner	-	-

Wells Capital Management, Inc.

Wells Capital Management, Inc. ("Wells Capital") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105. Wells Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert W. Bissell President, Chief Executive Officer, Director	Wells Fargo Bank, N.A.	Executive Vice President

J. Mari Casas Executive Vice President	Wells Fargo Bank, N.A.	Senior Vice President

Kirk D. Hartman Executive Vice President, Chief Investment Officer, Director	-	-

Amru A. Khan Executive Vice President	Wells Fargo Bank, N.A.	Senior Vice President

Thomas M. O'Malley Executive Vice President	Wells Fargo Bank, N.A.	Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
James Paulsen Executive Vice President, Chief Investment Strategist	-	-

William L. Timoney Executive Vice President	-	-

Karen L. Norton Senior Vice President, Chief Administrative and Operation Officer	-	-

David O'Keefe Senior Vice President, Chief Financial Officer	-	-

Monica Poon Senior Vice President, Chief Compliance Officer	-	-

Sallie C. Squire Senior Vice President, Director of Professional and Corporate Development	-	-

William C. Stevens Senior Vice President, Chief Fixed Income Officer	-	-

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Peter L. Bain Non Employee Director	Legg Mason, Inc.	Executive Vice President

Edward A. Taber Non Employee Director	Legg Mason, Inc.	Senior Executive Vice President

Bruce D. Alberts Chief Financial Officer	-	-

Gregory B. McShea Secretary, Head of Legal & Compliance	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	Vice President

	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund II	Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
James W. Hirschmann President and Chief Executive Officer	Pacific American Income Shares	President

	Western Asset Funds, Inc	President

	Western Asset Premier Bond Fund	President

Gavin L. James Director of Global Client Services	Western Asset Funds, Inc	Vice President

S. Kenneth Leech Chief Investment Officer	Western Asset Premier Bond Fund	Vice President

	Pacific American Income Shares	Vice President

	Western Asset Funds, Inc	Vice President

Stephen A. Walsh Deputy Chief Investment Officer	Western Asset Funds, Inc	Vice President

	Pacific American Income Shares	Vice President

Item 26.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Index Funds	July 10, 1985

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

HighMark Funds	February 15, 1997

The Expedition Funds	June 9, 1997

Oak Associates Funds	February 27, 1998

The Nevis Fund, Inc.	June 29, 1998

CNI Charter Funds	April 1, 1999

Amerindo Funds Inc.	July 13, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

JohnsonFamily Funds, Inc.	November 1, 2000

The MDL Funds	January 24, 2001

Causeway Capital Management Trust	September 20, 2001

The Japan Fund, Inc.	October 7, 2002

TT International U.S.A. Master Trust	October 6, 2003

TT International U.S.A. Feeder Trust	October 6, 2003

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	-

Kevin Barr	President & Chief Operating Officer	-

Maxine Chou	Chief Financial Officer & Treasurer	-

John Munch	General Counsel & Secretary	-

Carl A. Guarino	Director	-

Edward D. Loughlin	Director	-

Wayne M. Withrow	Director	-

Michael Farrell	Vice President	-

Mark J. Held	Senior Vice President	-

Karen LaTourette	Chief Compliance Officer & Assistant Secretary	-

Maria Rinehart	Vice President	-

Lori L. White	Assistant Secretary	-

Robert Silvestri	Senior Financial Officer	-

Mark Greco	Chief Operating Officer	-

Item 27.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

Wachovia Bank N.A. (formerly First Union National Bank)
Institutional Custody Group-PA 4942
123 S. Broad Street
Philadelphia, PA 19109

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Fund Management
Oaks, PA 19456

(c)  With respect to Rules 31a-1(b)(5);(6);(9) (10), and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105

Analytic Investors, Inc.
500 South Grand Avenue, 23rd Floor
Los Angeles, California 90071

Franklin Portfolio Associates, LLC
One Boston Place
29th Floor
Boston, Massachusetts 02108

Goldman Sachs Asset Management, L.P.
32 Old Slip
New York, New York 10005

ING Investment Management Co.
230 Park Avenue, 14th Floor
New York, New York 10169

Integrity Asset Management, LLC
9900 Corporate Campus Drive, Suite 3000
Louisville, Kentucky 40223

Lee Munder Investments, Ltd.
200 Clarendon Street, 28th Floor
Boston, Massachusetts 02116

Lincoln Capital Fixed Income Management Company, LLC
200 S. Wacker Drive, Suite 2100
Chicago, Illinois 60606

LSV Asset Management
1 N. Wacker Drive
Chicago, Illinois 60606

Martingale Asset Management, L.P.
222 Berkeley Street
Boston, Massachusetts 02116

Mazama Capital Management, Inc.
One Southwest Columbia Street
Suite 1500
Portland, Oregon 97258

McKinley Capital Management Inc.
3301 C Street
Suite 500
Anchorage, Alaska 99503

Metropolitan West Asset Management, LLC
11766 Wilshire Boulevard, Suite 1580
Los Angeles, California 90025

Montag & Caldwell, Inc.
3455 Peachtree Rd. NE Ste 1200
Atlanta, Georgia 30326-3248

Nomura Corporate Research and Asset Management Inc.
2 World Financial Center
Building B
New York, New York 10281-1198

Aronson+Johnson+Ortiz, LP
230 South Broad Street
Twentieth Floor
Philadelphia, Pennsylvania 19102

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

Barclays Global Fund Advisors
45 Fremont Street
San Francisco, California 94105

BlackRock Advisors, Inc.
40 East 52nd Street
New York, New York 10022

David J. Greene & Company, LLC
599 Lexington Avenue
New York, New York 10022

Delaware Management Company
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

Enhanced Investment Technologies, LLC
2401 P.G.A. Boulevard
Suite 100
Palm Beach Gardens, Florida 33410

Parametric Portfolio Associates
1151 Fairview Avenue North
Seattle, Washington 98109-4418

Peregrine Capital Management, Inc.
800 LaSalle Avenue, Suite 1850
Minneapolis, Minnesota 55402

Quantitative Management Associates, LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Security Capital Research &
Management Incorporated
11 South LaSalle Street, 2nd Floor
Chicago, Illinois 60603

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Transamerica Investment Management, LLC
1150 S. Olive Street, 27th Floor
Los Angeles, California 90015

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, California 94105

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, California 91101

Item 28.  Management Services:

None

Item 29.  Undertakings:

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 43 to Registration Statement No. 33-9504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of November, 2004.

SEI INSTITUTIONAL MANAGED TRUST

BY:  /S/ EDWARD D. LOUGHLIN

  Edward D. Loughlin

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	*	Trustee	November 29, 2004

Rosemarie B. Greco

	*	Trustee	November 29, 2004

William M. Doran

	*	Trustee	November 29, 2004

F. Wendell Gooch

	*	Trustee	November 29, 2004

George J. Sullivan, Jr.

	*	Trustee	November 29, 2004

James M. Storey

	*	Trustee	November 29, 2004

Robert A. Nesher

	*	Trustee	November 29, 2004

Nina Lesavoy

	/s/ JAMES M. WILLIAMS James M. Williams	Trustee	November 29, 2004

	/s/ EDWARD D. LOUGHLIN Edward D. Loughlin	President & Chief Executive Officer	November 29, 2004

	/s/ PEDRO A. RODRIGUEZ Pedro A. Rodriguez	Controller & Chief Financial Officer	November 29, 2004

*By:	/s/ EDWARD D. LOUGHLIN

Edward D. Loughlin,

Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(a)(1)	Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on October 17, 1986 is herein incorporated by reference to Exhibit 1 filed with the SEC on January 28, 1998.

EX-99.B(a)(2)	Amendment to the Declaration of Trust dated December 23, 1988 is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 19, 1997.

EX-99.B(b)	Amended By-Laws dated June 17, 2004 are filed herewith.

EX-99.B(c)	Not Applicable.

EX-99.B(d)(1)	Investment Advisory Agreement between the Trust and SEI Investments Management Corporation ("SIMC") is herein incorporated by reference to Exhibit 5(cc) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 1997.

EX-99.B(d)(2)	Amended and Restated Schedule B to the Investment Advisory Agreement between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(d)(3)	Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Trust's Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 30, 1995.

EX-99.B(d)(4)	Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Trust's Mid-Cap Fund is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 30, 1995.

EX-99.B(d)(5)	Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 1998.

EX-99.B(d)(6)	Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Trust's Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 25, 1998.

Exhibit Number	Description
EX-99.B(d)(7)	Schedule B to the Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2000.

EX-99.B(d)(8)	Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2000.

EX-99.B(d)(9)	Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2000.

EX-99.B(d)(10)	Investment Sub-Advisory Agreement between SIMC and David J. Greene & Company, LLC with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.

EX-99.B(d)(11)	Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.

EX-99.B(d)(12)	Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.

EX-99.B(d)(13)	Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 28, 2000.

EX-99.B(d)(14)	Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management, Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2001.

EX-99.B(d)(15)	Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2002.

Exhibit Number	Description
EX-99.B(d)(16)	Investment Sub-Advisory Agreement between SIMC and Parametric Portfolio Associates with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(17)	Investment Sub-Advisory Agreement between SIMC and Transamerica Investment Management, LLC with respect to the Large Cap Growth and Tax Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2002.

EX-99.B(d)(18)	Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(19)	Investment Sub-Advisory Agreement between SIMC and David J. Greene and Company, LLC with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(20)	Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(21)	Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(22)	Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(23)	Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(24)	Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

Exhibit Number	Description
EX-99.B(d)(25)	Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(26)	Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management, Inc. with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(27)	Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co., LLC (now Alliance Capital Management L.P.) with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(28)	Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(29)	Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(d)(30)	Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(31)	Investment Sub-Advisory Agreement between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(32)	Investment Sub-Advisory Agreement between SIMC and Franklin Portfolio Associates, LLC with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

Exhibit Number	Description
EX-99.B(d)(33)	Investment Sub-Advisory Agreement between SIMC and Barclays Global Fund Advisors with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(34)	Form of Investment Sub-Advisory Agreement between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(35)	Investment Sub-Advisory Agreement between SIMC and Analytic Investors Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(36)	Investment Sub-Advisory Agreement between SIMC and Prudential Investment Management, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(37)	Investment Sub-Advisory Agreement between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Small Cap Growth and Tax-Managed Small Cap Funds is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(38)	Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(39)	Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(40)	Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Small Cap Value and Tax-Managed Small Cap Funds is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(41)	Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments Ltd. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

Exhibit Number	Description
EX-99.B(d)(42)	Investment Sub-Advisory Agreement between SIMC and Integrity Asset Management, LLC with respect to the Small/Mid Cap Equity Fund is filed herewith.

EX-99.B(d)(43)	Assumption Agreement dated March 28, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to
Exhibit (d)(44) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

EX-99.B(d)(44)	Assignment and Assumption Agreement dated July 1, 2004 between Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is filed herewith.

EX-99.B(d)(45)	Amendment to Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co. LLC (now Alliance Management L.P.) with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(46)	Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(47)	Amendment to Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(48)	Amendment to Investment Sub-Advisory Agreement between SIMC and
David J. Greene & Co., LLC with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(49)	Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene & Co., LLC with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(50)	Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

Exhibit Number	Description
EX-99.B(d)(51)	Amendment to Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments Ltd. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(52)	Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(53)	Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Portfolio is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(54)	Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(55)	Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Mid Cap Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(56)	Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(57)	Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(58)	Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(59)	Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

Exhibit Number	Description
EX-99.B(d)(60)	Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(61)	Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(62)	Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(63)	Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell Inc. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(64)	Amendment to Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(65)	Amendment to Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management, Inc. with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(66)	Amendment to Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management, Inc. with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(67) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(67)	Amendment to Investment Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(69) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(68)	Amendment to Investment Sub-Advisory Agreement between SIMC and Transamerica Investment Management, LLC with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

Exhibit Number	Description
EX-99.B(d)(69)	Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(70)	Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File
Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(71)	Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap Value, Tax-Managed Large Cap and Managed Volatility Funds are filed herewith.

EX-99.B(d)(72)	Investment Sub-Advisory Agreement between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(d)(73)	Form of Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(d)(74)	Form of Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(d)(75)	Form of Investment Sub-Advisory Agreement between SIMC and Delaware Management Company, a series of Delaware Management Business Trust with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(d)(76)	Form of Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(d)(77)	Form of Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

Exhibit Number	Description
EX-99.B(d)(78)	Form of amended Schedule A and Schedule B to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund adding the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(77) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(d)(79)	Form of Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(d)(80)	Form of Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(d)(81)	Form of Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(80) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(d)(82)	Investment Sub-Advisory Agreement between SIMC and ING Ghent Asset Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(81) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(d)(83)	Investment Sub-Advisory Agreement between SIMC and Lincoln Capital Fixed Income Management Company, LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(d)(84)	Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(d)(85)	Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(d)(86)	Form of amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Analytic Investors, Inc. with respect to the Large Cap Disciplined Equity and Managed Volatility Funds is filed herewith.

Exhibit Number	Description
EX-99.B(d)(87)	Form of amended Schedule B to Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates, LLC with respect to the Large Cap Disciplined Equity Fund is filed herewith.

EX-99.B(d)(88)	Form of amended Schedule B to Investment Sub-Advisory Agreement between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap Disciplined Equity Fund is filed herewith.

EX-99.B(e)(1)	Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(e)(2)	Amended and Restated Schedule A to the Distribution Agreement between the Trust and SEI Investments Distribution Co. dated December 10, 2003 is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(f)	Not Applicable.

EX-99.B(g)	Custodian Agreement between the Trust and Wachovia Bank, N.A. dated September 17, 2004 is filed herewith.

EX-99.B(h)	Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Fund Management dated December 10, 2003 is filed herewith.

EX-99.B(i)	Opinion and Consent of Counsel to be filed by later amendment.

EX-99.B(j)	Consent of Independent Registered Public Accounting Firm to be filed by later amendment.

EX-99.B(k)	Not Applicable.

EX-99.B(l)	Not Applicable.

EX-99.B(m)(1)	Shareholder Service Plan and Agreement with respect to the Class A shares is incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.

EX-99.B(m)(2)	Shareholder Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.

EX-99.B(m)(3)	Shareholder Service Plan and Agreement with respect to Class Y shares is herein incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 2001.

EX-99.B(m)(4)	Administrative Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 28, 2002.

Exhibit Number	Description
EX-99.B(n)	Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(o)	Not applicable.

EX-99.B(p)(1)	The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 28 to SEI Index Funds' Registration Statement on Form N-1A (File Nos. 2-97111 and 811-4283) filed with the SEC on July 28, 2004.

EX-99.B(p)(2)	The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 28 to SEI Index Funds' Registration Statement on Form N-1A (File Nos. 2-97111 and 811-4283) filed with the SEC on July 28, 2004.

EX-99.B(p)(3)	The Code of Ethics for SEI Institutional Managed Trust is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on July 3, 2000.

EX-99.B(p)(4)	The Code of Ethics for Artisan Partners Limited Partnership is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 9, 2004.

EX-99.B(p)(5)	The Code of Ethics for Barclays Global Fund Advisors is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 9 to SEI Institutional Investments Trust's Registration Statement (File Nos. 33-58041 and 811-7257) on Form N1-A, filed with the SEC on March 29, 2002 (Accession #0000912057-02-012707).

EX-99.B(p)(6)	The Code of Ethics for BlackRock Advisors, Inc. is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.

EX-99.B(p)(7)	The Code of Ethics for David J. Greene & Company, LLC is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on July 14, 2000.

EX-99.B(p)(8)	The Code of Ethics for Goldman Sachs Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(p)(9)	The Code of Ethics for Lee Munder Investments, Ltd. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 18 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on September 23, 2004.

Exhibit Number	Description
EX-99.B(p)(10)	The Code of Ethics for LSV Asset Management is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(p)(11)	The Code of Ethics for Martingale Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(p)(12)	The Code of Ethics for Mazama Capital Management Inc. is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on July 3, 2000.

EX-99.B(p)(13)	The Code of Ethics for McKinley Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on July 9, 2004.

EX-99.B(p)(14)	The Code of Ethics for Metropolitan West Asset Management, LLC is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 18 to SEI Institutional Investments Trust's Registration Statement (File Nos. 33-58041 and 811-7257) on Form N-1A, filed with the SEC on September 23, 2004 (Accession #0000912057-02-037245).

EX-99.B(p)(15)	The Code of Ethics for Montag & Caldwell, Inc. is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 18 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on September 23, 2004.

EX-99.B(p)(16)	The Code of Ethics for Nomura Corporate Resesarch and Asset Management Inc. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on July 3, 2000.

EX-99.B(p)(17)	The Code of Ethics for Parametric Portfolio Associates dated June 15, 2001, is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on January 28, 2002.

EX-99.B(p)(18)	The Code of Ethics for Peregrine Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 18 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on September 23, 2004.

EX-99.B(p)(19)	The Code of Ethics for Security Capital Research & Management Incorporated is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 9, 2004.

EX-99.B(p)(20)	The Code of Ethics for Transamerica Investment Management, LLC is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on August 29, 2003.

Exhibit Number	Description
EX-99.B(p)(21)	The Code of Ethics for Wellington Management Company, LLP is herein incorporated by reference to Exhibit (p)(26) of Post-Effective Amendment No. 18 to SEI Institutional Investments Trust's Registration Statement (File Nos. 33-58041 and 811-7257) on Form N-1A, filed with the SEC on September 23, 2004.

EX-99.B(p)(22)	The Code of Ethics for Western Asset Management Company is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and
811-4878) filed with the SEC on August 29, 2003.

EX-99.B(p)(23)	The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

EX-99.B(p)(24)	The Code of Ethics for Franklin Portfolio Associates, LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 12 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 29, 2003.

EX-99.B(p)(25)	The Code of Ethics for Enhanced Investment Technologies, LLC is filed herewith.

EX-99.B(p)(26)	The Code of Ethics for Analytic Investors Inc. is filed herewith.

EX-99.B(p)(27)	The Code of Ethics for Quantitative Management Associates LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 9, 2004.

EX-99.B(p)(28)	The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 9, 2004.

EX-99.B(p)(29)	The Code of Ethics for Wells Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 13 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on September 30, 2003.

EX-99.B(p)(30)	The Code of Ethics for Alliance Capital Management L.P. is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 38 to SEI Institutional International Trust's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601) filed with the SEC on November 29, 2004.

EX-99.B(p)(31)	The Code of Ethics for ING Investment Management Co. is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 9, 2004.

EX-99.B(p)(32)	The Code of Ethics for Lincoln Capital Fixed Income Management Company, LLC is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 29, 2004.

Exhibit Number	Description
EX-99.B(p)(33)	The Code of Ethics for Integrity Asset Management, LLC is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) filed with the SEC on July 9, 2004.

EX-99.B(q)(1)	Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, Pedro A. Rodriguez, James M. Storey, Nina Lesavoy and Edward D. Loughlin are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.B(q)(2)	Power of Attorney for James M. Williams is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 38 to SEI Institutional International Trust's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601) filed with the SEC on November 29, 2004.